          As filed with the Securities and Exchange Commission on May 24, 2006
                                           Securities Act File No. 333-133655

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. 1

                        Post-Effective Amendment No. [ ]

                              ING SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                    (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 I Street, N.W.
                            Washington, DC 20006-2401

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

                                   ----------

      It is proposed that this filing will become effective on May 30, 2006 pursuant to a request for acceleration.

                                   ----------

        No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

================================================================================

                              ING CONVERTIBLE FUND
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                  May 30, 2006

Dear Shareholder:

      Your Board of Trustees has called a Special Meeting of shareholders of ING Convertible Fund ("Convertible Fund"), which is scheduled for 10:00 a.m., Local time, on July 18, 2006, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

      The Board of Trustees of Convertible Fund has reviewed and recommends the proposed reorganization (the "Reorganization") of Convertible Fund with and into ING Balanced Fund ("Balanced Fund") (each a "Fund", and collectively, the "Funds"). Both Funds are members of the mutual fund group called the "ING Funds."

      If approved by shareholders, you will become a shareholder of Balanced Fund on the date that the Reorganization occurs. The Reorganization would provide shareholders of Convertible Fund with an opportunity to participate in a larger fund with investment objectives and strategies that are compatible.

      You are being asked to vote to approve an Agreement and Plan of Reorganization. The accompanying document describes the proposed transaction and compares the strategies and expenses of each of the Funds for your evaluation.

      After careful consideration, the Board of Trustees of Convertible Fund unanimously approved this proposal and recommends shareholders vote "FOR" the proposal.

      A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

      YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN JULY 17, 2006.

      Convertible Fund is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

      We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                   Sincerely,

                                   /s/ James M. Hennessy,

                                   James M. Hennessy
                                   President and Chief Executive Officer

                              ING CONVERTIBLE FUND
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                             OF ING CONVERTIBLE FUND
                           SCHEDULED FOR JULY 18, 2006

To the Shareholders:

      NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING Convertible Fund ("Convertible Fund") is scheduled for July 18, 2006 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

      At the Special Meeting, you will be asked to consider and approve the following proposals:

      (1) To approve an Agreement and Plan of Reorganization by and among Convertible Fund and ING Balanced Fund ("Balanced Fund"), providing for the reorganization of Convertible Fund with and into Balanced Fund; and

      (2) To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

      Shareholders of record as of the close of business on April 21, 2006, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Convertible Fund or by voting in person at the Special Meeting.

                                  By Order of the Board of Trustees

                                  /s/ Huey P. Falgout, Jr.

                                  Huey P. Falgout, Jr.
                                  Secretary

May 30, 2006

                                ING BALANCED FUND
                           PROXY STATEMENT/PROSPECTUS

                                  MAY 30, 2006

                                TABLE OF CONTENTS

INTRODUCTION...............................................................    1

SUMMARY....................................................................    2
   The Proposed Reorganization.............................................    2
   Comparison of Investment Objectives and Strategies......................    4
   Comparison of Portfolio Characteristics.................................    6
   Comparison of Fund Performance..........................................    8
   Comparison of Investment Techniques and Principal Risks of
      Investing in the Funds...............................................   11

COMPARISON OF FEES AND EXPENSES............................................   12
   Management Fees.........................................................   13
   Sub-Adviser Fees........................................................   13
   Administration Fees.....................................................   13
   Distribution and Service Fees...........................................   13
   Expense Limitation Arrangements.........................................   13
   Expense Tables..........................................................   14
   General Information.....................................................   18
   Key Differences in Rights of Convertible Fund's Shareholders and
      Balanced Fund's Shareholders.........................................   18

INFORMATION ABOUT THE REORGANIZATION.......................................   19
   The Reorganization Agreement............................................   19
   Reasons for the Reorganization..........................................   19
   Board Considerations....................................................   20
   Sale of Securities......................................................   20
   Tax Considerations......................................................   21
   Expenses of the Reorganization..........................................   21

ADDITIONAL INFORMATION ABOUT THE FUNDS.....................................   21
   Form of Organization....................................................   21
   Adviser.................................................................   22
   Distributor.............................................................   22
   Dividends and Other Distributions.......................................   22
   Capitalization..........................................................   22

GENERAL INFORMATION ABOUT THE PROXY STATEMENT..............................   23
   Solicitation of Proxies.................................................   23
   Voting Rights...........................................................   23
   Other Matters to Come Before the Special Meeting........................   24
   Shareholder Proposals...................................................   24
   Reports to Shareholders.................................................   24

APPENDICES
   Portfolio Managers' Report for ING Balanced Fund........................  A-1
   Form of Agreement and Plan of Reorganization............................  B-1
   Additional Information Regarding ING Balanced Fund......................  C-1
   Additional ING Funds Offered............................................  D-1
   Security Ownership of Certain Beneficial and Record Owners..............  E-1

                           PROXY STATEMENT/PROSPECTUS

                                ING BALANCED FUND
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                  MAY 30, 2006

                                  INTRODUCTION

      This combined proxy statement and prospectus ("Proxy Statement/Prospectus") is being furnished to you in connection with a Special Meeting of shareholders of ING Convertible Fund ("Convertible Fund") to be held on July 18, 2006. As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of Convertible Fund with and into ING Balanced Fund ("Balanced Fund") (each a "Fund" and collectively, the "Funds").

      Under an Agreement and Plan of Reorganization (the "Reorganization Agreement"), Convertible Fund, with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, would transfer its assets to Balanced Fund in exchange for shares of common stock of Balanced Fund and the assumption by Balanced Fund of Convertible Fund's known liabilities as of the Closing Date (as defined below). Balanced Fund shares would then be distributed to shareholders of Convertible Fund so that each shareholder would receive a number of full and fractional shares of Balanced Fund equal to the aggregate value of the number of shares of Convertible Fund held by such shareholder. As a result of the Reorganization, Convertible Fund will distribute shares of Balanced Fund in liquidation of Convertible Fund on September 9, 2006, or such other date as the parties may agree ("Closing Date").

      Because you, as a shareholder of Convertible Fund, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Balanced Fund, this Proxy Statement also serves as a Prospectus for Balanced Fund. Balanced Fund is a diversified, open-end management investment company, which seeks to maximize total return consistent with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments, as described more fully below.

      This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Reorganization Agreement. A Statement of Additional Information ("SAI") relating to this Proxy Statement, dated May 30, 2006, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Funds, see the Class A, B and C Prospectus and the Class Q Prospectus for the Convertible Fund, each of which is dated September 30, 2005 and is incorporated herein by reference; and the Class A, B and C Prospectus for Balanced Fund, dated September 30, 2005. The SAI for each Fund, dated September 30, 2005, is incorporated herein by reference. Each Fund also provides periodic reports to its shareholders, which highlight certain important information about the Funds, including investment results and financial information. The Annual Report for each Fund, dated May 31, 2005, is incorporated herein by reference. For a copy of the current prospectus, SAI, annual report and semi-annual report for either of the Funds without charge, or for a copy of the SAI relating to the Proxy Statement/Prospectus, contact the Funds at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180. You can also visit the ING Funds' website at www.ingfunds.com for additional information about the Funds, including the SAIs and annual and semi-annual reports.

      Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and files reports, proxy materials and other information with the SEC. You can copy and review information about each Fund, including the SAI, reports, proxy materials and other information at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Office of Consumer Affairs and Information, Securities and Exchange Commission, Washington, D.C. 20549.

      THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

      You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as APPENDIX B. Also, you should consult the Class A, B and C Prospectus, dated September 30, 2005, for more information about Balanced Fund.

THE PROPOSED REORGANIZATION

      The Board of Trustees of Convertible Fund has approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

  - the transfer of all of the assets of Convertible Fund to Balanced Fund in exchange for shares of common stock of Balanced Fund;

  - the assumption by Balanced Fund of the liabilities of Convertible Fund known as of the Closing Date (as described below);

  - the distribution of Balanced Fund shares to the shareholders of Convertible Fund; and

  -   the complete liquidation of Convertible Fund.

      Balanced Fund shares would then be distributed to shareholders of Convertible Fund so that each shareholder would receive a number of full and fractional shares of Balanced Fund equal to the aggregate value of shares of Convertible Fund held by such shareholder.

      As a result of the Reorganization, each owner of Class A, Class B and Class C shares of Convertible Fund would become a shareholder of the corresponding class of shares of Balanced Fund. As described more fully below, each owner of Class Q shares of Convertible Fund would become a shareholder of Class A shares of Balanced Fund. The Reorganization is expected to be effective on September 9, 2006, or such other date as the parties may agree (the "Closing Date").

      Each Class A, Class B and Class C shareholder of Convertible Fund will hold, immediately after the Closing Date, shares of the corresponding class of Balanced Fund having an aggregate value equal to the aggregate value of the shares of the corresponding class of Convertible Fund held by that shareholder as of the Closing Date. Each Class Q shareholder of Convertible Fund will hold, immediately after the Closing Date, shares of Class A of Balanced Fund having an aggregate value equal to the aggregate value of the shares of Class Q of Convertible Fund held by that shareholder as of the Closing Date. Class Q shares will cease to exist immediately after the Closing Date.

      In considering whether to approve the Reorganization, you should note that:

  - The Funds have similar investment objectives; however, shareholders of the Convertible Fund would transition to a mutual fund (i.e., the Balanced
      Fund) that invests in securities with exposure to both fixed-income and equities, but in a different form and in different proportions than the Convertible Fund, which invests primarily in convertible securities;


  - Balanced Fund is the larger fund (approximately $195.3 million versus $148.1 million as of December 31, 2005);



  - The 1-year performance as well as the Morningstar rating of Balanced Fund are superior to that of Convertible Fund; while the 5-year and 10-year performance of Convertible Fund is slightly superior to that of Balanced Fund;


  - Both Funds have the same investment adviser, ING Investments, LLC, and the same sub-adviser, ING Investment Management Co.;

  - Class A, B and C Shareholders of Convertible Fund will experience lower gross and net expenses after the Reorganization; and

  - Class Q Shareholders of Convertible Fund will experience the same gross and net expenses after the Reorganization and the transition to Class A shares; in addition, Class Q shareholders* will not be subject to a sales load in connection with future purchases of Class A shares of Balanced Fund after the Reorganization and the transition to Class A shares for the life of their account.

      The gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for Class A, B, C and Q shares of each Fund (as applicable) as of November 30, 2005, as adjusted per contractual changes, are as follows:

GROSS EXPENSES BEFORE THE REORGANIZATION

                                              CLASS A     CLASS B     CLASS C     CLASS Q*
                                              -------     -------     -------     --------
Convertible Fund                               1.43%       2.08%       2.08%       1.27%
Balanced Fund                                  1.32%       2.07%       2.07%        N/A

NET EXPENSES BEFORE THE REORGANIZATION (AFTER FEE WAIVER)

                                              CLASS A     CLASS B     CLASS C     CLASS Q*
                                              -------     -------     -------     --------
Convertible Fund                               1.33%       2.08%       2.08%       1.27%
Balanced Fund                                  1.32%       2.07%       2.07%        N/A

AFTER THE REORGANIZATION: BALANCED FUND PRO FORMA

                                              CLASS A     CLASS B     CLASS C     CLASS Q*
                                              -------     -------     -------     --------
Gross estimated expenses of Balanced Fund      1.27%       2.02%       2.02%        N/A
Net estimated expenses of Balanced Fund        1.27%       2.02%       2.02%        N/A
(After Fee Waiver)

-------------
* Class Q shareholders of Convertible Fund that are transitioned to Class A shares of Balanced Fund in the Reorganization are not subject to sales charges on future purchases of Class A shares of Balanced Fund for the life of their account.

      Approval of the Reorganization Agreement requires the vote, if a quorum is present, of a majority of the shares voted in person or by proxy. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

      AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF CONVERTIBLE FUND UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

      The following summarizes the investment objective, strategies and management differences, if any, between Convertible Fund and Balanced Fund:


                         CONVERTIBLE FUND                        BALANCED FUND
-----------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE     Seeks maximum total return,             Seeks to maximize total return
                         consisting of capital appreciation      consisting of capital appreciation
                         and current income.                     and current income consistent with
                                                                 reasonable safety of principal by
                                                                 investing in a diversified portfolio
                                                                 of stocks, bonds and money market
                                                                 instruments.
-----------------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES    -   Under normal conditions, the        -   Under normal market conditions,
                             Fund invests at least 80% of its        the Fund allocates its assets
                             assets in convertible                   between the following asset
                             securities. Convertible                 classes: (i) equities, such as
                             securities are generally                common and preferred stocks;
                             preferred stock or other                (ii) debt, such as bonds,
                             securities, including debt              mortgage-related and other
                             securities, that are convertible        asset-backed securities; (iii)
                             into common stock. The Fund             U.S. Government securities; and
                             emphasizes companies with market        (iv) money market instruments.
                             capitalizations above $500
                             million. The convertible debt       -   The Fund normally invests up to
                             securities in which the Fund            75% of its total assets in
                             invests may be rated below              equity securities and at least
                             investment grade (high risk             25% of its total assets in debt,
                             instruments), or, if not rated,         (including money market
                             may be of comparable quality.           instruments).
                             There is no minimum credit
                             rating for securities in which      -   In making asset allocation
                             the Fund may invest. Through            decisions, the Sub-Adviser uses
                             investments in convertible              current market statistics and
                             securities, the Fund seeks to           economic indicators to attempt
                             capture the upside potential of         to forecast returns for the
                             the underlying equities with            equity and debt sectors of the
                             less downside exposure.                 securities market. Within each
                                                                     asset class, the Sub-Adviser
                         -   The Fund also may invest up to          uses quantitative computer
                             20% of its total assets in              models to evaluate financial
                             common and non-convertible              criteria in an attempt to
                             preferred stocks, and in                identify those issuers whose
                             non-convertible debt securities,        perceived value is not reflected
                             which may include high yield            in their equity or debt
                             debt (commonly known as junk            securities. The Sub-Adviser
                             bonds) rated below investment           generally does not attempt to
                             grade, or of comparable quality         respond to short-term swings in
                             if unrated. The Fund also may           the market by quickly changing
                             invest in securities issued by          the characteristics of the
                             the U.S. government and its             Fund's portfolio.
                             agencies and instrumentalities.
                                                                 -   In managing the equity component
                         -   Most, but not all, of the bonds         of the Fund, the Sub-Adviser
                             in which the Fund invests have a        attempts to achieve the Fund's
                             remaining maturity of 10 years          investment objective by
                             or less or, in the case of              overweighting those stocks in
                             convertible debt securities,            the Standard & Poor's 500
                             have a remaining maturity or may        Composite Stock Price Index
                             be put back to the issuer in 10         ("S&P 500 Index") that it
                             years or less.                          believes will outperform the
                                                                     index, and underweighting (or
                         -   In evaluating convertible               avoiding altogether) those
                             securities, the Sub-Adviser             stocks that it believes will
                             evaluates each security's               underperform the index. At June
                             investment characteristics as a         30, 2005, the smallest company
                             fixed income instrument as well         in the S&P 500 Index had a
                             as its potential for capital            market capitalization of $540
                             appreciation.                           million, the largest company had
                                                                     a market capitalization of
                                                                     $367.5 billion and the average
                                                                     capitalization of all companies
                                                                     in the S&P 500 Index was $21.8
                                                                     billion.

-----------------------------------------------------------------------------------------------------

                         CONVERTIBLE FUND                        BALANCED FUND
-----------------------------------------------------------------------------------------------------
                         -   The Sub-Adviser uses a              -   In managing the debt component,
                             disciplined combination of              the Sub-Adviser focuses on
                             bottom-up fundamental analysis          buying bonds at a discount to
                             along with relative valuation           their intrinsic value. The
                             quantitative screening to build         Sub-Adviser utilizes proprietary
                             a broadly diversified portfolio,        quantitative techniques to
                             which includes a range of               identify bonds or sectors that
                             securities with high equity             are cheap relative to the other
                             sensitivity to more income              bonds or sectors based on their
                             producing securities, in an             historical price relationships.
                             effort to provide lower                 Teams of assets specialists use
                             volatility and attractive risk          this relative value analysis to
                             adjusted returns. The focus of          guide the security selection
                             the company analysis is on              process. Although the Fund may
                             improving bottom lines, balance         invest a portion of its assets
                             sheet strength, cash flow               in high-yield (high risk) debt
                             characteristics, capital                securities rated below BBB- by
                             structure, and quality of               Standard & Poor's or Baa3 by
                             management, as well as its              Moody's Investors Services,
                             industry prospects and its              Inc., the Fund will seek to
                             competitive position within the         maintain a minimum average
                             industry. The Sub-Adviser               portfolio quality rating of at
                             usually considers whether to            least investment grade.
                             sell a particular security when
                             any of these factors materially     -   The dollar-weighted average
                             change.                                 maturity of the Fund will
                                                                     generally range between three
                         -   The Sub-Adviser may sell                and ten years.
                             securities for a variety of
                             reasons, such as to secure
                             gains, limit losses, or redeploy    -   The Fund may invest in
                             assets into opportunities               convertible securities, foreign
                             believed to be more promising,          debt securities and derivatives.
                             among others.
                                                                 -   The Sub-Adviser may sell
                         -   The Fund may also lend portfolio        securities for a variety of
                             securities on a short-term or           reasons, such as to secure
                             long-term basis, up to 30% of           gains, limit losses, or redeploy
                             its total assets.                       assets into opportunities
                                                                     believed to be more promising.

                                                                 -   The Fund may engage in frequent
                                                                     and active trading of portfolio
                                                                     securities to achieve its
                                                                     investment objective.
-----------------------------------------------------------------------------------------------------
INVESTMENT ADVISER              ING Investments, LLC                    ING Investments, LLC
-----------------------------------------------------------------------------------------------------
SUB-ADVISER                 ING Investment Management Co.           ING Investment Management Co.
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
PORTFOLIO MANAGERS       A team of investment professionals      Omar Aguilar and James Kauffmann
                         led by Anuradha Sahai.                  manage the equity and bond portions,
                                                                 respectively. Mary Ann Fernandez is
                                                                 responsible for establishing the
                                                                 overall asset allocation strategy
                                                                 for the Fund.
-----------------------------------------------------------------------------------------------------


      As you can see from the chart above, the investment objectives of the Funds are compatible. In the Reorganization, shareholders of the Convertible Fund would transition to a mutual fund (i.e., the Balanced Fund) that invests in securities with exposure to both fixed-income and equities, but in a different form and different proportions than the Convertible Fund, which invests primarily in "convertible securities." As of November 30, 2005, 50.5% of Balanced Fund's total investments were invested in equity securities and 49.5% were invested in fixed-income securities, while 28.8% of Convertible Fund's total investments were invested in equity securities and 18.1% were invested in fixed-income securities. However, 53.1% of Convertible Fund's total investments were invested in convertible securities.

Balanced Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. As of November 30, 2005, the portfolio turnover rate of Balanced Fund was 177% while the portfolio turnover rate of Convertible Fund was 27%. Please refer to the "Comparison of Portfolio Characteristics" table below for more specific information regarding the portfolio characteristics of the Funds.


COMPARISON OF PORTFOLIO CHARACTERISTICS

      The following table compares certain characteristics of the Funds as of November 30, 2005:


                                               CONVERTIBLE FUND                             BALANCED FUND
---------------------------------------------------------------------------------------------------------------------
COMPOSITION OF ENTIRE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Net Assets                                      $148,311,522                               $141,561,131(2)
---------------------------------------------------------------------------------------------------------------------
Number of Holdings                                   74                                         712
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate(1)                           27%                                        177%
---------------------------------------------------------------------------------------------------------------------
Top 5 Industries (as % of          Insurance                          7.6%    U.S. Treasury Notes                8.2%
net assets)                                                                   Federal National Mortgage
                                   Media                              6.0%    Association                        7.8%
                                   Pharmaceuticals                    5.5%    Diversified Financial Services     7.4%
                                   Aerospace/Defense                  5.1%    Oil and Gas                        6.7%
                                   Retail                             4.9%    Banks                              4.8%
---------------------------------------------------------------------------------------------------------------------
Top 10 Holdings (as a % of         Chesapeake Energy Corp.            3.1%    U.S. Treasury Note, 4.250%, due
net assets)                                                                   10/15/10                           2.7%
                                   SPDR Trust Series 1                3.0%    Federal National Mortgage
                                                                              Association, 5.000%, 12/15/35      2.6%
                                                                              U.S. Treasury Note, 4.500%, due
                                   Reinsurance Group of America       2.8%    11/15/10                           2.4%
                                   EchoStar Communications Corp.,
                                   5.750%, due 05/15/08               2.6%    Exxon Mobile Corp.                 2.2%
                                   Costco Wholesale Corp., 0.000%,
                                   due 08/19/17                       2.3%    General Electric Co.               1.8%
                                   Citigroup Funding, Inc.            2.1%    Bank of America Corp.              1.4%
                                   Abgenix, Inc., 1.750%, due                 Monument Gardens, 4.070%, due
                                   12/15/11                           2.0%    12/01/05                           1.4%
                                   Travelers Property Casualty                U.S. Treasury Note, 4.375%, due
                                   Corp.                              2.0%    11/15/08                           1.3%
                                   Advanced Medical Optics,
                                   Inc. 2.500%, due 07/15/24          2.0%    Intel Corp.                        1.3%
                                   Spacehab, Inc., 8.000%, due
                                   10/15/07                           2.0%    Microsoft Corp.                    1.2%
---------------------------------------------------------------------------------------------------------------------
Equity Securities (as a %
of total investments)                               28.8%                                      50.5%
---------------------------------------------------------------------------------------------------------------------
Convertible Securities (as
a % of total investments)                           53.1%                                       0.0%
---------------------------------------------------------------------------------------------------------------------
Fixed-Income Securities (as
a % of total investments)                           18.1%                                      49.5%
---------------------------------------------------------------------------------------------------------------------
EQUITY COMPONENT OF PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Average market capitalization
of companies in the Fund                       $98,907,625,761                            $19,230,815,366
---------------------------------------------------------------------------------------------------------------------
Market capitalization range of
companies in Fund:
---------------------------------------------------------------------------------------------------------------------

                                               CONVERTIBLE FUND                             BALANCED FUND
---------------------------------------------------------------------------------------------------------------------
Holdings in companies with
market capitalizations over $10
billion (as a % of net assets)                      5.04                                       53.26
---------------------------------------------------------------------------------------------------------------------
Holdings in companies with
market capitalizations between
$5 billion and $10 billion (as
a % of net assets)                                  0.77                                       4.28

Holdings in companies with
market capitalizations under $5
billion (as a % of net assets)                        1                                        4.95

U.S. Equity Securities (as a %
of net assets)                                      3.85%                                      62.49%

Other Investment Companies (as
a % of net assets)                                  2.96%                                      0.00%

Foreign Equity Securities (as a
% of net assets)                                    0.00%                                      0.26%
---------------------------------------------------------------------------------------------------------------------
FIXED-INCOME COMPONENT OF
PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Average Dollar Weighted                          4.78 years                                 4.29 years
Duration
---------------------------------------------------------------------------------------------------------------------
Average Dollar Weighted
Rating                                               BB                                         AA
---------------------------------------------------------------------------------------------------------------------
As a Percentage of Net
Assets:

Investment Grade
 Securities                                        30.55%                                      29.76%
 High Yield Securities
 (rated below investment
 grade)                                            12.79%                                       1.52%

Zero Coupon Securities                             6.97%                                        0.26%

Foreign Debt Securities                            12.25%                                       2.63%

Mortgage-Related
Securities                                          0.0%                                       16.18%

U.S. Government
Securities                                          0.0%                                        9.63%

Convertible Securities                             87.87%                                       0.0%

Other Bonds                                         0.0%                                        0.0%
---------------------------------------------------------------------------------------------------------------------

(1)   For the six-month period ended November 30, 2005.


(2) The figure shown represents the net assets of Balanced Fund as of November 30, 2005. In December 2005, the ING Equity and Bond Fund reorganized with and into Balanced Fund. As a result, the net assets of Balanced Fund as of December 31, 2005 were approximately $195.3 million.

COMPARISON OF FUND PERFORMANCE

      Set forth below is the performance information for each Fund. The bar charts and table below provide some indication of the risks of investing in each Fund by showing changes in the performance of each Fund's Class A shares from year to year and by comparing each Fund's performance to that of a broad-based securities market index. Class B, Class C and Class Q shares (as applicable) will have different performance. Past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

                                CONVERTIBLE FUND
                     CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)

The bar chart shows the performance of the Convertible Fund's Class A shares for each of the past 10 calendar years

 1996   1997   1998   1999   2000    2001    2002    2003    2004    2005
 ----   ----   ----   ----   ----    ----    ----    ----    ----    ----
 20.29  22.58  20.86  50.20  (9.03) (12.58)  (6.18)  28.61    5.88    1.02

------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) During the period shown in the chart, the Fund's best quarterly performance was 34.59% for the quarter ended December 31, 1999, and the Fund's worst quarterly performance was (16.02)% for the quarter ended December 31, 2000. Convertible Fund's Class A shares' year-to-date total return as of March 31, 2006 was 4.52%.

(3) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was managed by a different sub-adviser.

COMPARISON OF FUND PERFORMANCE

                                  BALANCED FUND
                     CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)

The bar chart shows the performance of the Balanced Fund's Class A shares for each of the past 10 calendar years

 1996    1997    1998    1999   2000    2001     2002    2003   2004  2005
14.49   20.09   16.26   12.05  (1.34)  (4.83)  (11.11)  18.01   8.44  3.41

-------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) During the period shown in the chart, the Fund's best quarterly performance was 12.73% for the quarter ended December 31, 1998, and the Fund's worst quarterly performance was (9.46)% for the quarter ended September 30, 2002. Balanced Fund's Class A shares' year-to-date total return as of March 31, 2006 was 3.07%.

(3) Effective March 1, 2002, ING Investments, LLC began serving as the investment adviser and ING Investment Management Co., the former investment adviser, began serving as the sub-adviser.

                           AVERAGE ANNUAL TOTAL RETURN
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)

The table set forth below shows the average annual total return (before and after taxes) for each Fund over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. The after-tax returns shown for each Fund are for Class A shares only; after-tax returns for other classes will vary.

                                                                                         SINCE            SINCE            SINCE
                                                                                      INCEPTION OF     INCEPTION OF     INCEPTION OF
                                          1 YEAR        5 YEARS         10 YEARS       CLASS B (1)      CLASS C (1)      CLASS Q (1)
                                          ------        -------         --------       -----------      -----------      -----------
CONVERTIBLE FUND
 Class A - Before Taxes                  (4.79)%          1.24%           9.97%             --               --               --
 Class A - After Taxes on
 Distributions(2)                        (5.34)%         (0.46)%          7.56%             --               --               --
 Class A - After Taxes on
 Distributions and Sale of Fund
 Shares(2)                               (2.77)%          0.64%           7.45%             --               --               --
 Class B - Before Taxes                  (4.65)%          1.39%           9.97%             --               --               --
 Class C - Before Taxes                  (0.73)%          1.77%           9.92%             --               --               --
 Class Q - Before Taxes                   1.12%           2.70%          10.95%             --               --               --
 The Merrill Lynch Convertible
 Index(3)                                (0.34)%          4.42%           8.82%           9.44%(7)         8.95%(7)         8.81%(7)

BALANCED FUND
 Class A - Before Taxes                  (2.53)%          1.08%           6.42%             --               --               --
 Class A - After Taxes on
 Distributions(2)                        (4.06)%          0.36%           4.36%             --               --               --
 Class A - After Taxes on
 Distributions and Sale of Fund
 Shares(2)                               (0.49)%          0.63%           4.47%             --               --               --
 Class B - Before Taxes                  (2.10)%          1.14%             --            2.59%              --               --
 Class C - Before Taxes                   1.74%           1.50%             --              --             2.79%              --
 The S&P 500 Index(4)                     4.91%           0.54%           9.07%           1.67%(8)         2.85%(8)           --
 The Lehman Brothers Aggregate
 Bond Index(5)                            2.43%           5.87%           6.16%           5.99%(8)         5.93%(8)           --
 The Composite Index(6)                   4.00%           2.99%           8.25%           3.71%(8)         4.45%(8)           --

------------

(1) On February 2, 1998, Balanced Fund redesignated Adviser Class shares as Class A. Class A, Class B and Class C shares commenced operation on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. Convertible Fund Class A, Class B, Class C and Class Q commenced operations on April 19, 1993 , May 31, 1995, April 19, 1993 and August 31, 1995 respectively.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

(3) The Merrill Lynch Convertible Index is a market capitalization-weighted index including non-mandatory domestic corporate convertible securities with at least an original par of $50 million or a $50 million market value; securities dropping below a market value of $40 million are excluded. Securities must be convertible into U.S. denominated common stocks, American Depositary Receipts, or cash equivalent to be included. The Merrill Lynch Convertible Index includes approximately 550 convertible securities and is updated and available daily, lending itself to daily performance attribution.

(4) The S&P 500 Index is an unmanaged Index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(5) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

(6) The Composite Index consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

(7) The Index returns for Class B, Class C and Class Q shares are for the periods beginning June 1, 1995, May 1, 1993 and September 1, 1995, respectively.

(8) The Index returns for Class B and Class C shares are for the periods beginning March 1, 1999 and July 1, 1998, respectively.

      For a discussion by the sub-adviser regarding the performance of Balanced Fund for the fiscal year ended May 31, 2005, see APPENDIX A to this Proxy Statement/Prospectus. Additional information about Balanced Fund is included in APPENDIX C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE
FUNDS

      Because the Funds have investment objectives that are compatible, many of the risks of investing in Balanced Fund are the same as the risks of investing in Convertible Fund. You may lose money on your investment in either Fund. The value of each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund's shares. The following summarizes and compares the principal investment techniques and risks of investing in the Funds.

Price Volatility. Both Funds are subject to price volatility risk. The value of each Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Balanced Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. Convertible Fund may invest in securities of small- and mid-sized companies, which maybe more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Convertible and Debt Securities. Both Funds may invest in convertible and debt securities. The value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. Each Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

Interest Rate Risk. Both Funds are subject to interest rate risk. Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. Balanced Fund may invest in high-yield instruments, which are even more sensitive to economic and market conditions than other fixed-income instruments. The value of the convertible securities held by each Fund may fall when interest rates rise. Convertible Fund invests primarily in convertible securities, which due to their hybrid nature, are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.

Credit Risk. Both Funds are subject to credit risk. Each Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. Convertible Fund may be subject to more credit risk than Balanced Fund, because the convertible securities and debt securities in which it invests may be lower-rated securities.

Securities Lending. Both Funds are subject to the risk that when lending portfolio securities, the securities may not be available to each Fund on a timely basis and each Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in each Fund.

Inability to Sell Securities. Convertible Fund is subject to the risk of inability to sell securities. Convertible securities, smaller company securities, and high yield debt securities may be less liquid than other investments. Convertible Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Allocation Risk. The success of Balanced Fund's strategy depends on the Sub-Adviser's skill in allocating Fund assets between equities and debt and in choosing investments within those categories. Because the Fund's assets are allocated between equities and fixed income securities, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Foreign Investing. Balanced Fund is subject to the risk of investing in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Mortgage-Related Securities. Balanced Fund is subject to the risk of investing in mortgage-related securities. The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

U.S. Government Securities. Balanced Fund is subject to the risk of investing in U.S. Government Securities. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Derivatives. Balanced Fund is subject to the risk of investing in derivatives. Derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.

High Yield Debt Securities. Both Funds are subject to the risk of investing in high yield debt securities. High yield debt securities are subject to greater risk than higher-quality securities, including the risks associated with greater price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield debt securities may be less liquid than the markets for higher-quality securities, and this may have an adverse effect on the market values of certain securities.

Portfolio Turnover. Balanced Fund may have a high portfolio turnover rate, which creates greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

Temporary Defensive Strategies. Both Funds may use temporary defensive strategies. When its Adviser or Sub-Adviser anticipates unusual market or other conditions, each Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

                         COMPARISON OF FEES AND EXPENSES

      The following discussion describes and compares the fees and expenses of the Funds. For further information on the fees and expenses of Balanced Fund, see "APPENDIX C: ADDITIONAL INFORMATION REGARDING BALANCED FUND."

MANAGEMENT FEES

      Convertible Fund pays a management fee of 0.750% on the first $500 million of the Fund's average daily net assets; 0.675% on the next $500 million of the Fund's average daily net assets; and 0.650% on the Fund's average daily net assets over $1 billion.

      Balanced Fund pays a management fee of 0.750% on the first $500 million of the Fund's average daily net assets; 0.675% on the next $500 million of the Fund's average daily net assets; and 0.650% on the Fund's average daily net assets over $1 billion.

      If the Reorganization is approved by shareholders, Balanced Fund will pay a management fee of 0.750% on the first $500 million of the Fund's average daily net assets; 0.675% on the next $500 million of the Fund's average daily net assets; and 0.650% on the Fund's average daily net assets over $1 billion.

SUB-ADVISER FEES

      ING Investments, LLC ("ING Investments" or "Adviser") pays ING Investment Management Co. ("ING IM" or "Sub-Adviser") a sub-advisory fee of 0.3375% on the first $500 million of Convertible Fund's average daily net assets; 0.3038% on the next $500 million of the Fund's average daily net assets; and 0.2925% on the Fund's average daily net assets in excess of $1 billion.

      ING Investments pays ING IM a sub-advisory fee of 0.3380% on the first $500 million of Balanced Fund's average daily net assets; 0.3040% on the next $500 million of the Fund's average daily net assets; and 0.2930% on the Fund's average daily net assets in excess of $1 billion.

      If the Reorganization is approved, ING Investments will pay ING IM a sub-advisory fee of 0.3380% on the first $500 million of Balanced Fund's average daily net assets; 0.3040% on the next $500 million of the Fund's average daily net assets; and 0.2930% on the Fund's average daily net assets in excess of $1 billion.

ADMINISTRATION FEES

      Convertible Fund pays an annual administration fee of 0.10% of the Fund's average daily net assets. Balanced Fund pays an annual administration fee of 0.08% of the Fund's average daily net assets. If the Reorganization is approved by shareholders, Balanced Fund will pay an annual administration fee of 0.08% of the Fund's average daily net assets.

DISTRIBUTION AND SERVICE FEES

      Each Fund pays the distribution (12b-1) and service fees for each Class of shares as described in the table entitled "Annual Fund Operating Expenses."

EXPENSE LIMITATION ARRANGEMENTS

      ING Investments has entered into a written expense limitation agreement with Convertible Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limits will continue through at least October 1, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms, unless ING Investments provides written notice of termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement. In addition, effective January 1, 2006, pursuant to a separate side agreement, ING Investments has lowered the expense limits for Convertible Fund to 1.27%, 2.02%, 2.02% and 1.27% for Class A, Class B, Class C and Class Q shares, respectively, through at least December 31, 2006. If, after December 31, 2006, ING Investments elects not to renew the side agreements, the expense limits will revert to the limitations under Convertible Fund's expense limitation agreement of 1.60%, 2.25%, 2.25% and 1.50% for Class A, Class B, Class C and Class Q shares, respectively.

      Balanced Fund currently has no expense limitation agreement in place.

EXPENSE TABLES

      There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds. The following table shows the fees and expenses for Class A, Class B, Class C and Class Q shares of Balanced Fund and Convertible Fund (as applicable).

                       TRANSACTION FEES ON NEW INVESTMENTS
                    (fees paid directly from your investment)

                                                       CLASS A(1)(2)     CLASS B        CLASS C      CLASS Q(7)
                                                       -------------     -------        -------      ----------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                      5.75%(3)          None           None           None

Maximum deferred sales charge (load)(as a
percentage of the lower of original purchase
price or redemption proceeds)                            None(4)          5.00%(5)      1.00%(6)         None

----------------

(1) The Funds do not impose any front-end sales charge (load) on reinvested dividends or distributions. Class Q shareholders of Convertible Fund that are transitioned to Class A shares of Balanced Fund in the Reorganization are not subject to sales charges on future purchases of Class A shares of Balanced

(2) Fund for the life of their account. Reduced for purchases of $50,000 and over. See "Class A Shares: Initial Sales Charge Alternative" in

(3)   APPENDIX C.

(4) A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Class A
      Shares: Initial Sales Charge Alternative" in APPENDIX C.

(5) Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in APPENDIX C.

(6)   Imposed upon redemptions within 1 year from purchase.

(7)   Class Q Shares are not offered by Balanced Fund.

      Neither Convertible Fund nor Balanced Fund has any redemption fees, exchange fees or sales charges on reinvested dividends.

      The current expenses of each of the Funds and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table. Expenses of the Funds are based upon the operating expenses incurred by Class A, Class B, Class C and Class Q shares (as applicable) of the Funds for the period ended November 30, 2005. Pro forma fees show estimated fees of Balanced Fund after giving effect to the proposed Reorganization as adjusted to reflect contractual changes. Pro forma numbers are estimated in good faith and are hypothetical.

                         ANNUAL FUND OPERATING EXPENSES
                       AS OF NOVEMBER 30, 2005 (UNAUDITED)

  (expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets) (1)

                                                  DISTRIBUTION
                                                  (12B-1) AND
                                                  SHAREHOLDER                     TOTAL FUND          WAIVERS,
                                                   SERVICING         OTHER         OPERATING       REIMBURSEMENT,        NET
                                MANAGEMENT FEES     Fees(2)       EXPENSES(3)      EXPENSES      AND RECOUPMENT (4)   EXPENSES
                                ---------------     -------       -----------      --------      ------------------   --------
CLASS A
  Convertible Fund                   0.75%          0.35%(5)         0.33%           1.43%             (0.10)            1.33%
  Balanced Fund                      0.75%          0.25%            0.32%           1.32%               --              1.32%
  Balanced Fund (Surviving
    Fund After the
    Reorganization)
    (Estimated Pro Forma)
    (Unaudited)                      0.75%           0.25%           0.27%           1.27%               --              1.27%

CLASS B
  Convertible Fund                   0.75%          1.00%            0.33%           2.08%               --              2.08%
  Balanced Fund                      0.75%          1.00%            0.32%           2.07%               --              2.07%
  Balanced Fund (Surviving
    Fund After the
    Reorganization)
    (Estimated Pro Forma)
    (Unaudited)                      0.75%          1.00%            0.27%           2.02%               --              2.02%

CLASS C
  Convertible Fund                   0.75%          1.00%            0.33%           2.08%               --              2.08%
  Balanced Fund                      0.75%          1.00%            0.32%           2.07%               --              2.07%
  Balanced Fund (Surviving
    Fund After the
    Reorganization)
    (Estimated Pro Forma)
    (Unaudited)                      0.75%          1.00%            0.27%           2.02%               --              2.02%

                                                  DISTRIBUTION
                                                  (12B-1) AND
                                                  SHAREHOLDER                     TOTAL FUND          WAIVERS,
                                                   SERVICING         OTHER         OPERATING       REIMBURSEMENT,        NET
                                MANAGEMENT FEES     Fees(2)       EXPENSES(3)      EXPENSES      AND RECOUPMENT (4)   EXPENSES
                                ---------------     -------       -----------      --------      ------------------   --------
CLASS Q(6)
  Convertible Fund                   0.75%          0.25%            0.27%           1.27%               --              1.27%
  Balanced Fund                        --             --               --              --                --               --
  Balanced Fund (Surviving
    Fund After the
    Reorganization)
    (Estimated Pro Forma)(6)
    (Unaudited)                      0.75%          0.25%            0.27%           1.27%               --              1.27%

------------------

(1)   The fiscal year end for each Fund is May 31.

(2) As a result of distribution (Rule 12b-1) fees, a long-term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.

(3) ING Fund Services receives an annual administration fee equal to 0.10% of the Convertible Fund's average daily net assets; ING Fund Services receives an annual administration fee equal to 0.08% of the Balanced Fund's average daily net assets.

(4) ING Investments has entered into a written expense limitation agreement with Convertible Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading "Waivers, Reimbursement and Recoupment." The expense limits will continue through at least October 1, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. In addition, effective January 1, 2006, pursuant to a separate side agreement, ING Investments has lowered the expense limits for Convertible Fund to 1.27%, 2.02%, 2.02% and 1.27% for Class A, Class B, Class C and Class Q shares, respectively, through at least December 31, 2006. If, after December 31, 2006, ING Investments elects not to renew the side agreements, the expense limits will revert to the limitations under Convertible Fund's expense limitation agreement of 1.60%, 2.25%, 2.25% and 1.50% for Class A, Class B, Class C and Class Q shares, respectively. There is no expense limitation agreement currently in place for Balanced Fund.

(5) ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the Distribution Fee for Class A shares of Convertible Fund. The fee waiver is for the period beginning January 1, 2006 through December 31, 2006. There is no guarantee that this waiver will continue after December 31, 2006.

(6) Class Q shares of Convertible Fund will convert to Class A shares of Balanced Fund in the Reorganization. Class A expenses are reflected.

      Following the Reorganization, certain holdings of Convertible Fund that are transferred to Balanced Fund in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for Balanced Fund, and the realization of taxable gains or losses for Balanced Fund.

           EXAMPLES. The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower

                              CONVERTIBLE FUND(1)                                  BALANCED FUND
                 1 YEAR    3 YEARS      5 YEARS      10 YEARS        1 YEAR     3 YEARS     5 YEARS      10 YEARS
                 ------    -------      -------      --------        ------     -------     -------      --------
CLASS A            $703        $992     $1,303         $2,181         $702       $969       $1,257        $2,074
CLASS B            $711        $952     $1,319         $2,244         $710       $949       $1,314        $2,208
CLASS C            $311        $652     $1,119         $2,410         $310       $649       $1,114        $2,400
CLASS Q            $129        $403     $  697         $1,534          N/A        N/A         N/A          N/A

                                ESTIMATED PRO FORMA:
                                THE FUNDS COMBINED**
                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
                    ------      -------     -------     --------
CLASS A                $697       $955       $1,232       $2,021
CLASS B*               $705       $934       $1,288       $2,155
CLASS C                $305       $634       $1,088       $2,348
CLASS Q(2)             $129       $403         $697       $1,534

           You would pay the following expenses if you did not redeem your shares:

                              CONVERTIBLE FUND(1)                                 BALANCED FUND
                 1 YEAR     3 YEARS     5 YEARS      10 YEARS        1 YEAR    3 YEARS    5 YEARS      10 YEARS
                 ------     -------     -------      --------        ------    -------    -------      --------
CLASS A            $703       $992      $1,303        $2,181           $702     $969      $1,257        $2,074
CLASS B*           $211       $652      $1,119        $2,244           $210     $649      $1,114        $2,208
CLASS C            $211       $652      $1,119        $2,410           $210     $649      $1,114        $2,400
CLASS Q            $129       $403      $  697        $1,534            N/A      N/A         N/A           N/A

                               ESTIMATED PRO FORMA:
                               THE FUNDS COMBINED**
                   1 YEAR      3 YEARS      5 YEARS    10 YEARS
                   ------      -------      -------    --------
CLASS A             $697         $955       $1,232       $2,021
CLASS B*            $205         $634       $1,088       $2,155
CLASS C             $205         $634       $1,088       $2,348
CLASS Q(2)          $129         $403       $  697       $1,534

-------------------------

(1) The examples reflect the contractual expense limitation for the one-year period, and the first year of the three-, five- and ten-year periods.

(2) Class Q shareholders of Convertible Fund that are transitioned to Class A shares of Balanced Fund in the Reorganization are not subject to sales charges on future purchases of Class A shares of Balanced Fund for the life of their account. Class A expenses without sales charges are reflected in the table.

* The ten-year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the eighth year following the date of purchase.

**    Estimated.

GENERAL INFORMATION

           Class A shares of Balanced Fund issued to a shareholder in connection with the Reorganization will not be subject to an initial sales charge, but Class B and Class C shares will be subject to the same contingent deferred sales charge, if any, applicable to the corresponding shares of Convertible Fund held by that shareholder immediately prior to the Reorganization.

           In addition, the period that the shareholder held shares of Convertible Fund will be included in the holding period of Balanced Fund shares for purposes of calculating any contingent deferred sales charge. Similarly, Class B shares of Balanced Fund issued to a shareholder in connection with the Reorganization will convert to Class A shares eight years after the date that the Class B shares of Convertible Fund were purchased by the shareholder. Convertible Fund and Balanced Fund are both subject to the sales load structure described in the table above in the section "Expense Tables."

           As described above, Class Q shareholders of Convertible Fund that are transitioned to Class A shares of Balanced Fund in the Reorganization are not subject to sales charges on future purchases of Class A shares of Balanced Fund for the life of their account.

           KEY DIFFERENCES IN RIGHTS OF CONVERTIBLE FUND'S SHAREHOLDERS AND BALANCED FUND'S SHAREHOLDERS

           Balanced Fund is organized as a series of a Maryland corporation and is governed by Articles of Incorporation and Bylaws. Convertible Fund is organized as a series of a Massachusetts business trust and is governed by a Declaration of Trust and Bylaws. Key differences under Balanced Fund's Articles of Incorporation / Bylaws or Maryland law, and Convertible Fund's Declaration of Trust / Bylaws or Massachusetts law are presented below.

                  BALANCED FUND                                                        CONVERTIBLE FUND
                  -------------                                                        ----------------
The Articles of Incorporation do not specifically address         Shareholders have the power to amend the Declaration of Trust,
amendments to the charter documents; consequently,                but Trustees are also permitted to do so without a shareholder
amendments to the Fund's Articles of Incorporation would be       vote if they deem it necessary to conform the Declaration of
governed by Maryland General Corporation Law, which               Trust to Federal and state laws, to change the name of the Trust
generally provides that an amendment to the Articles of           or make any other changes which do not materially adversely
Incorporation (except with respect to amendments to increase or   affect the rights of shareholders.
decrease the number of shares of stock (or class of any such
stock) of the corporation that it has the authority to issue)     Shareholders also have the power to vote with respect to: the
to be submitted to shareholders at an annual or special meeting   election and removal of Trustees, the investment advisory
of the shareholders.                                              contract, termination of the Trust, merger, consolidation, or sale of assets, incorporation of the Trust or any Series, and
Both the Directors and the shareholders have the right at any     12b-1 plans. Both the Trustees (unless a shareholder vote is
annual or special meeting, as long as appropriate notice has      required pursuant to law, Declaration of Trust, or the Bylaws)
been given, to alter or repeal any Bylaws of the Corporation      and the shareholders have the right to alter or repeal any Bylaws
and to make new Bylaws.                                           of the Trust and to make new Bylaws.

           Because Balanced Fund is organized as a series of a Maryland corporation and Convertible Fund is organized as a series of a Massachusetts business trust, some differences between the rights of shareholders of Balanced Fund and Convertible Fund do exist under state law. Under the Maryland Code, shareholders of Balanced Fund have no personal liability as such for the Fund's acts or obligations. Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, Convertible Fund's Declaration of Trust disclaims shareholder liability for acts or obligations of Convertible Fund. As such, shareholders of the Convertible Fund have no personal liability for the Fund's acts or obligations.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

           The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as APPENDIX B.

           The Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of Convertible Fund in exchange for shares of common stock of Balanced Fund and the assumption by Balanced Fund of Convertible Fund's known liabilities, as set forth in that Fund's Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of Balanced Fund to shareholders of Convertible Fund, as provided for in the Reorganization Agreement. Convertible Fund will then be liquidated.

           Each Class A, Class B and Class C shareholder of Convertible Fund will hold, immediately after the Closing Date, shares of the corresponding class of Balanced Fund having an aggregate value equal to the aggregate value of the shares of the corresponding class of Convertible Fund held by that shareholder as of the Closing Date. Each Class Q shareholder will hold, immediately after the Closing Date, shares of Class A of Balanced Fund having an aggregate value equal to the aggregate value of the shares of Class Q of Convertible Fund, held by that shareholder as of the Closing Date. In the interest of economy and convenience, shares of Balanced Fund generally will not be represented by physical certificates, unless you request the certificates in writing.

           Until the Closing Date, shareholders of Convertible Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by Balanced Fund for the redemption of its shares.

           The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Convertible Fund and the sale by Convertible Fund of all convertible securities prior to the Closing Date. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to APPENDIX B to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION

           The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. ING Investments also believes that the reorganizations may benefit Fund shareholders by resulting in surviving funds with a greater asset base. This is expected to provide greater investment opportunities for the surviving funds and the potential to take larger portfolio positions.

           The proposed Reorganization was initially presented for consideration to, and was approved by, the Board of Trustees of Convertible Fund at a meeting held on November 10, 2005. The proposed Reorganization also was presented for consideration to the Board of Directors of Balanced Fund at a meeting held on December 14, 2005, during which meeting the Board of Directors requested more information from ING Investments regarding the Reorganization and deferred its approval until its March 2006 meeting to consider the additional information requested and to engage in further discussion with ING Investments. The proposed Reorganization was again presented for consideration to the Board of Directors of Balanced Fund at a meeting held on March 30, 2006 and was approved. In deliberating with respect to the proposed Reorganization, the Board of Directors of Balanced Fund considered that the Reorganization Agreement requires that all of the convertible securities held by Convertible Fund be sold prior to the Closing Date, as described more fully below in "Sale of Securities."

           The proposed Reorganization also was presented to the Board of Trustees of Convertible Fund at a meeting held on March 16, 2006 to allow the Board of Trustees of Convertible Fund to consider the additional information and terms requested by the Board of Directors of Balanced Fund. After reconsidering the proposed Reorganization, the Board of Trustees of Convertible Fund re-approved the Reorganization.

           For the reasons discussed below, the Trustees of Convertible Fund, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended, ("1940 Act")) of the Fund, determined that the interests of the shareholders of Convertible Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of Convertible Fund and its shareholders. The Directors of Balanced Fund, including all of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, also determined that the interests of the shareholders of Balanced Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of Balanced Fund and its shareholders.

           The Reorganization will allow Convertible Fund's shareholders to continue to participate in a professionally-managed portfolio that seeks to achieve total return consisting of capital appreciation and current income consistent with reasonable safety of principal through investment in a diversified portfolio of stocks, bonds and money market instruments. Additionally, the proposed Reorganization is expected to result in lower expenses for shareholders of all classes (except Class Q) of Convertible Fund. As shareholders of Balanced Fund, shareholders will be able to continue to exchange into the ING Funds that offer the same Class of shares in which such shareholder is currently invested. A list of the ING Funds and the Classes available after the Reorganization is contained in APPENDIX D.

BOARD CONSIDERATIONS

           The Board of Trustees of Convertible Fund, in recommending the proposed transaction, considered a number of factors, including the following:

      - the plans of management to reduce overlap in funds in the ING Fund complex;

      -     the potential benefits of the transaction to shareholders;

      - alternative options to the Reorganization, including the liquidation of Convertible Fund and a change in the investment strategies of Convertible Fund;

      - the relative investment performance of Convertible Fund as compared to Balanced Fund;

      - expense ratios and information regarding fees and expenses of Convertible Fund and Balanced Fund;

      -     the relative size of the Funds;

      - that the Reorganization will not dilute the interests of either Fund's current shareholders;

      - the similarities and differences between investment objectives and strategies of Balanced Fund and those of Convertible Fund;

      - the availability of a suitable class of shares in Balanced Fund for all shareholders of Convertible Fund;

      - that the cost of liquidating the convertible securities of Convertible Fund prior to the Closing Date will be borne by the shareholders of Convertible Fund;

      - the expenses relating to the Reorganization will be borne directly by the Adviser (or its affiliate);

      -     any benefits that may be realized by the Adviser; and

      - the tax consequences of the Reorganization to Convertible Fund and its shareholders, including the tax-free nature of the transaction.

            The Board of Trustees also considered the future potential benefits to ING Investments in that its costs to administer both Funds may be reduced if the Reorganization is approved. THE TRUSTEES OF CONVERTIBLE FUND RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH BALANCED FUND.

SALE OF SECURITIES

If the Reorganization is approved by shareholders, all of the convertible securities held by Convertible Fund will be sold prior to the Closing Date pursuant to the terms of the Reorganization Agreement. ING IM may then temporarily invest up to 100% of Convertible Fund's assets in either (i) high quality debt securities, including short-term money market instruments; or (ii) futures or other derivatives consistent with the investment restrictions and policies of the Convertible Fund to permit investors to continue to have exposure to the equity and bond markets. To the extent the Convertible Fund invests in these instruments prior to the Closing Date, it will not be pursuing its investment objective through investment in convertible securities. It is expected that such sales and purchases will be made in a period of approximately 30 to 60 days prior to the Closing Date.

Such sales and purchases may result in increased transaction costs for Convertible Fund, and the realization of taxable gains or losses for Convertible Fund. It is anticipated, however, that any such taxable gains will be offset by available capital loss carry forwards. Shareholders should review the discussion of Tax Considerations below and consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances.

TAX CONSIDERATIONS

           The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither Convertible Fund nor its shareholders, nor Balanced Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

           Immediately prior to the Reorganization, Convertible Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of Convertible Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of Convertible Fund's shareholders.

           As of May 31, 2005, Convertible Fund had accumulated capital loss carryforwards of approximately $71.1 million. After the Reorganization, the losses of Convertible Fund generally will be available to Balanced Fund to offset its capital gains, although the amount of these losses that may offset Balanced Fund's capital gains in any given year will be limited due to this Reorganization. The ability of Balanced Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-reorganization shareholders of each Fund. After the Reorganization, however, these benefits will inure to the benefit of all post-reorganization shareholders of Balanced Fund.

EXPENSES OF THE REORGANIZATION

           The expenses relating to the proposed Reorganization will be borne by ING Investments (or an affiliate of ING Investments). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the Investment Company Act of 1940, preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF ORGANIZATION

           Convertible Fund is a diversified series of ING Equity Trust, an open-end, management investment company organized as a Massachusetts business trust. ING Equity Trust is governed by a Board of Trustees consisting of thirteen members. For more information on the history of ING Equity Trust, see Convertible Fund's SAI.

            Balanced Fund is a diversified series of ING Series Fund, Inc., an open-end, management investment company organized as a Maryland corporation. ING Series Fund, Inc. is governed by a Board of Directors consisting of eight members. For more information on the history of ING Series Fund, see Balanced Fund's SAI.

ADVISER

           ING Investments, an Arizona limited liability company, is the adviser to both Funds. As of December 31, 2005, ING Investments managed approximately $42 billion in assets. ING Investments is registered with the SEC as an investment adviser. ING Investment's principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

           ING Investments has engaged a sub-adviser to provide the day-to-day management of each Fund. ING Investments is responsible for monitoring the investment programs and performance of the sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or a Fund's Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Funds.


           For information regarding the basis for the Boards' approval of portfolio management relationships, please refer to Convertible Fund's Semi-Annual Shareholder Report, dated November 30, 2005, and Balanced Fund's Annual Shareholder Report, dated May 31, 2005. ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Funds' assets and the purchase and sale of portfolio securities.


DISTRIBUTOR

           ING Funds Distributor, LLC (the "Distributor"), whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for both Funds.

DIVIDENDS AND OTHER DISTRIBUTIONS

           Both Balanced Fund and Convertible Fund generally distribute most or all of their net earnings in the form of dividends and capital gain distributions. Balanced Fund pays dividends semi-annually, Convertible Fund pays dividends quarterly. Each Fund distributes capital gains, if any, on an annual basis. Dividends and distributions of each of the Funds are automatically reinvested in additional shares of the respective Class of the particular Fund, unless the shareholder elects to receive distributions in cash.

           If the Reorganization Agreement is approved by Convertible Fund's shareholders, then as soon as practicable before the Closing Date, Convertible Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION

           The following table shows on an unaudited basis the capitalization of each of the Funds as of November 30, 2005, and on a pro forma basis as of November 30, 2005, giving effect to the Reorganization:


                                                                        NET ASSET VALUE                  SHARES
                                                      NET ASSETS           PER SHARE                  OUTSTANDING
                                                      ----------           ---------                  -----------
CONVERTIBLE FUND
  Class A                                           $  49,216,303             $18.51                    2,658,828
  Class B                                           $  44,205,861             $20.44                    2,162,429
  Class C                                           $  52,603,385             $19.00                    2,769,089
  Class Q*                                          $   2,285,973             $17.94                      127,434

BALANCED FUND**
  Class A                                           $  66,449,445             $11.72                    5,669,665
  Class B                                           $  24,120,666             $11.61                    2,077,560
  Class C                                           $   4,764,271             $11.62                      409,831
  Class I                                           $  30,886,235             $11.69                    2,640,979
  Class O                                           $  15,340,514             $11.67                    1,314,527

PRO FORMA - BALANCED FUND INCLUDING CONVERTIBLE FUND
  Class A                                           $ 117,951,721             $11.72                   10,064,057
  Class B                                           $  68,326,527             $11.61                    5,885,128
  Class C                                           $  57,367,656             $11.62                    4,936,800
  Class I                                           $  30,886,235             $11.69                    2,640,979
  Class O                                           $  15,340,514             $11.67                    1,314,527




----------
* Class Q shares of Convertible Fund will convert to Class A shares of Balanced Fund.

** The figures shown represents the net assets of Balanced Fund as of November 30, 2005. In December 2005, the ING Equity and Bond Fund reorganized with and into Balanced Fund. As a result, the net assets of Balanced Fund as of December 31, 2005 were approximately $195.3 million.

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

           Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about May 30, 2006. Shareholders of Convertible Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications. Convertible Fund has retained Computershare Fund Services (the "Solicitor"), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. The estimated cost of the proxy solicitation is $10,000. ING Investments will bear the cost of the proxy solicitation. Shareholders of Convertible Fund may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

           In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned. If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares. The Solicitor will advise the shareholder that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote. Although the Solicitor's representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor will then record the shareholder's instructions on the Proxy Card. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

           If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-238-9832.

           A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Convertible Fund, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Convertible Fund that may be presented at the Special Meeting.

VOTING RIGHTS

           As a shareholder of Convertible Fund, you are entitled to one vote for each share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

           Only shareholders of Convertible Fund at the close of business on April 21, 2006 (the "Record Date") will be entitled to be present and give voting instructions for Convertible Fund at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, 7,091,345.449 shares of Convertible Fund were outstanding and entitled to vote.


           Approval of the Reorganization Agreement requires the vote, if a quorum is present, of a majority of the shares voted in person or by proxy. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

           Convertible Fund expects that, before the Special Meeting, broker-dealer firms holding shares of the Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, Convertible Fund understands that the broker-dealers that are members of the New York Stock Exchange may consider whether the rules of the New York Stock Exchange permit the broker-dealers to vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners. If permitted, such broker-dealers may so vote.

           To the knowledge of ING Investments, as of April 21, 2006, no current Director/Trustee owns 1% or more of the outstanding shares of either Fund, and the officers and Directors/Trustees own, as a group, less than 1% of the shares of either Fund.

           APPENDIX E hereto lists the persons that, as of April 21, 2006, owned beneficially or of record 5% or more of the outstanding shares of any Class of Convertible Fund or Balanced Fund.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

           Convertible Fund does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

           Convertible Fund is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Convertible Fund's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

           ING Investments will furnish, without charge, a copy of the most recent Annual Report regarding either of the Funds and more recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed in writing to the Funds at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling Shareholder Services at 1-800-992-0180.

           IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


                                                      /s/ Huey P. Falgout, Jr.
                                                      Huey P. Falgout, Jr.,
                                                      Secretary

May 30, 2006
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                                                      APPENDIX A

                PORTFOLIO MANAGERS' REPORT FOR ING BALANCED FUND

             Set forth below is an excerpt from ING Balanced Fund's
                       Annual report, dated May 31, 2005.

                                     * * * *

MARKET PERSPECTIVE: YEAR ENDED MAY 31, 2005:

In our semi-annual report we described GLOBAL EQUITIES that had returned 9.0% on average to U.S. dollar investors. In the second six months ended May 31, 2005, however, those investors struggled to make further headway, adding just 2.2%, as measured by the Morgan Stanley Capital International ("MSCI")World Index(1) in dollars, including net reinvested dividends, much of which was due to trends in currencies. The U.S. currency recovered 7.9% against the euro, 5.3% against the yen and 5.1% against the pound, reducing sizeable local stock market appreciation correspondingly.

Interest rate issues heavily influenced all markets. Commentators on investment grade U.S. FIXED INCOME securities were confounded by the continued flattening of the Treasury yield curve. Four times during the half year the Federal Open Market Committee ("FOMC") raised the Federal Funds rate by 0.25% to 3.0%, making eight increases since June 2004. Yet longer term Treasury yields stayed on downward path and on February 9 the ten-year reached its semi-annual low point of 4.0%. Even Chairman Greenspan confessed his own bafflement at this "conundrum", unnerving many investors with his apparent displeasure. This and other shocks sent that yield back up to its peak of 4.6% on March 28. But it was short lived. In the weeks that followed, evidence of slowing activity and firming inflation mounted. Barely two months after Greenspan's "conundrum" speech, the conundrum was back. In May there was a brief reversal after the employment report, but by midmonth, fairly tame core inflation data sent the yield spread of the ten-year over the 90-day Treasury Bill to repeated multi-year record low levels. For the half-year, the yield on 10-year Treasury Notes fell 0.35% to 4.0%, but the yield on 13-week Treasury Bills soared 0.70% to 2.9%. The broader Lehman Brothers Aggregate Bond Index(2) returned 2.9%, but high yield bonds betrayed their equity-like characteristics and after a powerful first half, struggled in the second; the Lehman Brothers High Yield Bond Index(3) added just 0.6%.

The U.S. EQUITIES market in the form of the Standard & Poor's ("S&P") 500 Index(4), gained 2.4% including dividends in the second six months, less than half the gain of the previous six months and only squeezed out in the last two weeks of May. At this point the market was trading at a price-to-earnings level of just under 16 times earnings for the current fiscal year. The market had powered ahead in the last two months of 2004, energized by the clear presidential election result, retreating oil prices after the October record and a bullish November employment report. By January this was being seen as overly optimistic and stocks fell back. But encouraging elections in Iraq and an upsurge in merger and acquisition activity relieved the gloom somewhat. This was followed through in February as fourth quarter 2004 corporate earnings showed average growth above 20%. A better than expected employment report on March 4 propelled the S&P500 Index to its best close of the six month period the next day. But the sell off from this high to the end of April was swift, as fears of slowing growth, rising inflation, and slumping consumer confidence sent the market to its 2004 low point in mid-April. May started as April had left off, with investors uneasy at the apparent combination of a "soft patch" in the economy and the Federal Reserve intent on increasing short-term interest rates. Indeed the first two business days saw a weak manufacturing report and another rise in the Federal Funds rate. But a very strong employment report, record home sales and a first quarter gross domestic product ("GDP") growth estimate revised up to 3.5%, within which profits were still growing at a healthy 13.8%, soon had many commentators asking if the soft patch had just been an illusion. Investors were relieved as oil prices remained well below the April high level, much of the time under $50 per barrel. As is often the case when the mood shifts, formerly worrisome news was now being shrugged off. Significant upward revisions to earlier estimates of wages and salaries growth, experts argued, would surely safeguard the future spending of the all-important U.S. consumer, notwithstanding the FOMC. Our year ended with sharp rebound in consumer confidence.

In international equities markets for the six months ended May 31, 2005, Japan fell 0.9% in dollars, as measured by the MSCI Japan Index(5) with net dividends, but rose 3.9% in yen. The headline of the half-year was undoubtedly that Japan was in recession again for the fourth time in thirteen years, GDP falling in the middle two quarters of 2004. Yet it bounced back in the first calendar quarter of 2005 and by the end of May improved corporate profitability and household spending had raised spirits. Meanwhile, European ex UK markets gained 2.3% in dollars, over four times that in local currency, as measured by the MSCI Europe ex UK Index(6) with net dividends, reaching a near three-year high. While the macro picture is depressing with unemployment over 10% in France and Germany and domestic demand weak, markets were encouraged by attractive price earnings ratios and merger and acquisition prospects. The UK market rose 2.6% in dollars between November and May, based on the MSCI UK Index(7) with net dividends. In pounds, the market rose 7.6%. The healthy UK economy patently started to slow after five interest rate increases through August. By the end of May, manufacturing was contracting, housing prices were receding and household spending was cooling. Still, stocks were underpinned by fairly modest valuations, a dividend yield well above 3% and again, periodic merger and acquisition excitement.

----------
(1) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor's 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

ALL INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUNDS' PERFORMANCE IS SUBJECT TO CHANGE SINCE THE PERIOD'S END AND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE CALL (800) 992-0180 OR LOG ON TO WWW.INGFUNDS.COM TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

                                     * * * *

           The ING Balanced Fund (the "Fund") seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments. The Fund is managed by Hugh T.M. Whelan, James B. Kauffmann, Mary Ann Fernandez and Shiv Mehta, ING Investment Management Co.+ -- the Sub-Adviser.

PERFORMANCE: For the year ended May 31, 2005, the Fund's Class A shares, excluding sales charges, provided a total return of 8.60% compared to the Standard & Poor's ("S&P") 500 Index(4) and the Composite Index (consisting of 60% of the return of the S&P 500 Index and 40% of the return of the Lehman Brothers Aggregate Bond Index(7)), which returned 8.24% and 7.78%, respectively, for the same period.

PORTFOLIO SPECIFICS: The equity component of the Fund outperformed the S&P 500 Index due to strong stock performance as well as our usual, modest exposure to small- and mid-cap stocks, which outperformed largecap stocks as a group during the reporting year. Stock selection was strongest in the healthcare and technology sectors, but was weaker in consumer staples and materials. Sector allocation had a positive impact with gains from overweights in energy and industrials and an underweight in healthcare being only partially offset by losses from an overweight in consumer discretionary and a slight underweight in materials. The Fund benefited in particular from overweight positions in TXU Corp., Apple Computer, Inc. and Aetna, Inc. Securities of note that detracted from results were Ford Motor Co. and Paychex, Inc. The fixed income component of the Fund outperformed its benchmark, the Lehman Brothers Aggregate Bond Index, for the period. While our short duration stance was helpful at the start of the fiscal year (the second quarter of 2004), by the end of the third quarter last year, it was a source of underperformance relative to the benchmark especially since we concentrated our underweight in the resilient shorter maturities of the yield curve. Again the short duration posture helped in the first quarter of 2005, but it was a drag on performance as we closed the reporting year in May. Exposure to emerging markets debt significantly helped returns until the calendar turned to 2005. We reduced exposure to both emerging markets debt and high yield, two higher risk sectors, early in January as the compensation for risk became inadequate. Once the tide turned against high yield later in the first quarter of 2005, the underweight was advantageous.

OUTLOOK AND CURRENT STRATEGY: During May, the economic outlook improved somewhat and the markets finally responded like the recovery had legs. First quarter Gross Domestic Product came in higher than expected and the economy has been creating jobs at a healthy pace. Retail sales and industrial production are moderating and energy prices have been ticking downward. Profit growth is at a rate that is more in line with a mid-cycle recovery. Meanwhile, long-term rates remain amazingly low and as a result housing continues to be strong, all of which has had a positive impact on the equity markets. In the equity component of the Fund, our research helps us build structured portfolios of stocks with fundamental characteristics that we believe will translate into a performance advantage over the benchmark portfolio. Our most recent analysis leads us to position the portfolio to capitalize on holdings with superior growth, profitability and balance sheet strength relative to their valuations in terms of earnings and cash flows. The Fund is currently overweight in the information technology, energy and consumer discretionary sectors and underweight in the financials, telecom and utilities sectors. However, overall sector exposures are by design quite close to the index so that nearly all of our relative performance is driven by individual stock selection. The fixed income component of the portfolio is short duration by around 0.50 years, and we continue to believe that the signs of increasing inflation point to higher rates in the near future.

----------

+ Effective April 29, 2006, the Fund is managed by Mary Ann Fernandez, Omar Aguilar and James B. Kauffmann, ING Investment Management Co.

                                  [LINE CHART]

         AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MAY 31, 2005

                                                                                  SINCE
                                                           SINCE INCEPTION OF  INCEPTION OF       SINCE INCEPTION OF
                                                                CLASS B           CLASS C              CLASS O
                                1 YEAR  5 YEAR    10 YEAR    MARCH 1, 1999     JUNE 30, 1998      SEPTEMBER 15, 2004
                                ------  ------    -------    -------------     -------------      ------------------
Including Sales Charge:
   Class A(1)                   2.36%    0.27%    7.42%             --                --                   --
   Class B(2)                   2.79%    0.36%       --           2.42%               --                   --
   Class C(3)                   6.75%    0.70%       --             --              2.65%                  --
   Class I                      8.85%    1.72%    8.45%             --                --                   --
   Class O                        --       --       --              --                --                6.71%
Excluding Sales Charge:
   Class A                      8.60%    1.46%    8.06%             --                --                   --
   Class B                      7.79%    0.71%       --           2.42%               --                   --
   Class C                      7.75%    0.70%       --                            2.65%                   --
   Class I                      8.85%    1.72%    8.45%            --                 --                   --
   Class O                         --       --       --            --                 --                6.71%
S&P 500 Index(4)                8.24%   (1.93)%  10.18%          0.90%            2.24%(5)            9.36%(6)
Lehman Brothers
   Aggregate Bond Index(7)      6.82%    7.73%    6.85%          6.49%            6.37%(5)            3.21%(6)
Composite Index (60% S&P 500
   Index/40% Lehman Brothers
   Aggregate Bond Index)        7.78%    2.20%    9.18%          3.45%            4.28%(5)            6.94%(6)

----------

(1)   Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1-year and 5-year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies whose securities are traded on major U.S. stock markets.

(5)   Since inception performance for index is shown from July 1, 1998.

(6)   Since inception performance for index is shown from September 1, 2004.

(7) The Lehman Brothers Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Balanced Fund against the Indices indicated. An Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges. The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE LOG ON TO WWW.INGFUNDS.COM OR CALL (800) 992-0180 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

           THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this March 30, 2006, by and between ING Series Fund, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the "Company"), on behalf of its series, ING Balanced Fund (the "Acquiring Fund"), and ING Equity Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the "Trust"), on behalf of its series, ING Convertible Fund (the "Acquired Fund").

           This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B and Class C voting shares of common stock of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

           WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type, and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

           WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

           WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

           NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

      1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B and Class C Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; (ii) to deliver to the Acquired Fund the number of full and fractional Class A Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to Class Q shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of Class A, computed in the manner and as of the time and date set forth in paragraph 2.2; and (iii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

      1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

      1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund's Statement of Assets and Liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Fund, to the Company, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year, after reduction for any available capital loss carryovers, through the Closing Date.

      1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund's shareholders of record with respect to Class A, Class B and Class C shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1; (ii) distribute to the Acquired Fund's shareholders of record with respect to Class Q shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Fund Shares of Class A received by the Acquired Fund pursuant to paragraph 1.1; and (iii) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Class A, Class B, Class C and Class Q Acquired Fund's shareholders, determined as of immediately after the close of business on the Closing Date, ("Acquired Fund Shareholders"). The aggregate net asset value of Class A, Class B and Class C Acquiring Fund Shares to be so credited to Class A, Class B and Class C Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. The aggregate net asset value of Class A Acquiring Fund Shares to be so credited to Class Q Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares of Class Q owned by such shareholders on the Closing Date. All issued and outstanding Class A, Class B and Class C Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B and Class C shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. All issued and outstanding Class Q Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class Q shares of the Acquired Fund will represent a number of Class A Acquiring Fund shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B and Class C Acquiring Fund Shares in connection with such exchange.

      1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent, as defined in paragraph 3.3.

      1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.    VALUATION

      2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Directors.

      2.2. The net asset value of a Class A, Class B and Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Fund's Board of Directors.

      2.3. The number of the Class A, Class B and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B and Class C shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same Class, determined in accordance with paragraph 2.2. The number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Class Q assets shall be determined with respect to Class Q by dividing the value of the net assets with respect to the Class Q shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class A Acquiring Fund Share, determined in accordance with paragraph 2.2.

      2.4. All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to review by Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

3.    CLOSING AND CLOSING DATE

      3.1. The Closing Date shall be September 9, 2006 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

      3.2. The Acquired Fund shall direct the Bank of New York Company, Inc., as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Fund's Assets are deposited, the Acquired Fund's portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

      3.3. The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C and Class Q shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

      3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted; or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Directors of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.    REPRESENTATIONS AND WARRANTIES

      4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Company as follows:

            (a) The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

            (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

            (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

            (h) Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at November 30, 2005 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (j) Since November 30, 2005, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund (For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired

Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

            (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code), after reduction for any available capital loss carryover, that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain, after reduction for any available capital loss carryover, for the period ending on the Closing Date;

            (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

            (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

            (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph
(p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

      4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Fund, represents and warrants to the Trust as follows:

            (a) The Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

            (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound;

            (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. The Company, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at November 30, 2005 have been audited by KPMG LLP, an independent registered public accounting firm and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (i) Since November 30, 2005, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

            (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

            (l) All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

            (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (n) The Class A, Class B and Class C Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

            (o) The information to be furnished by the Company for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

            (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.    COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1. Except as otherwise disclosed in the Proxy Statement to be included in the Registration Statement referred to in paragraph 5.6 below, the Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

      5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3. The Acquired Fund covenants that the Class A, Class B and Class C Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

      5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

      5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus"), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

      5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B and Class C Acquiring Fund Shares received at the Closing.

      5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

      5.9. The Trust, on behalf of the Acquired Fund, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund's Shares to be delivered hereunder; and (b) the Company's, on behalf of the Acquiring Fund's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

      5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Company, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      6.2. The Company shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Trust shall reasonably request;

      6.3. The Company, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Fund, on or before the Closing Date; and

      6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Company, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Company's election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      7.2. The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

      7.3. The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request;

      7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

      7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

      7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

      7.7. The Acquired Fund shall not have in its portfolio any convertible securities.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Company, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the conditions set forth in this paragraph 8.1;

      8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

      8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      8.5. The parties shall have received the opinion of Dechert LLP addressed to the Trust and the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Company and the Trust. Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the condition set forth in this paragraph 8.5.

9.    BROKERAGE FEES AND EXPENSES

      9.1. The Trust, on behalf of the Acquired Fund, and the Company, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Fund (or an affiliate of the investment adviser). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1. The Company and the Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.   TERMINATION

      This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before December 31, 2006, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.   AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust and the Company; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B and Class C Acquiring

Fund Shares to be issued to the Class A, Class B, Class C and Class Q Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.   NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Company or the Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey Falgout, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
      LIABILITY

      14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

      14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


Attest:                                   ING SERIES FUND, INC. on behalf of its
                                          ING BALANCED FUND series

                                          By:
-------------------------                       --------------------------------
Secretary

                                                --------------------------------
                                          Title:

Attest:                                   ING EQUITY TRUST on behalf of its
                                          ING CONVERTIBLE FUND series
                                          By:

-------------------------                       --------------------------------
Secretary

                                                --------------------------------
                                          Title:



                                                                      APPENDIX C

              ADDITIONAL INFORMATION REGARDING ING BALANCED FUND

                                ("BALANCED FUND")

                                SHAREHOLDER GUIDE

ING PURCHASE OPTIONS(TM)

     This Proxy Statement/Prospectus relates to three separate Classes of shares of Balanced Fund: Class A, Class B and Class C, each of which represents an identical interest in Balanced Fund's investment portfolio, but are offered with different sales charges and distribution (Rule 12b-1) and service fee arrangements. As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of Balanced Fund shares that will be issued to you in the Reorganization will be the same as those that apply to ING Convertible Fund ("Convertible Fund") shares held by you immediately prior to the Reorganization, and the period that you held shares of Convertible Fund will be included in the holding period of Balanced Fund shares for purposes of calculating any contingent deferred sales charges and determining any conversion rights. Purchases of the shares of Balanced Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

     The sales charges and fees for each Class of shares of Balanced Fund are shown and contrasted in the chart below.

                                         CLASS A    CLASS B    CLASS C

Maximum Initial Sales Charge on           5.75%(1)  None        None
Purchases

Contingent Deferred Sales
Charge ("CDSC")                           None(2)   5.00%(3)   1.00%(4)

Annual Distribution (12b-1) and
Service Fees(5)                           0.25%     1.00%       1.00%

Maximum Purchase                         Unlimited  $100,000   $1,000,000

Automatic Conversion to Class A             N/A      8 Years(6)  N/A

----------
(1) Reduced for purchases of $50,000 and over.
(2) For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares that were purchased without an initial sales charge. See "Class A Shares: Initial Sales Charge Alternative" in this APPENDIX C.
(3) Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales
    Charge Alternative" in this APPENDIX C.
(4) Imposed upon redemption within 1 year from purchase.
(5) Annual asset-based distribution charge.
(6) Class B shares of Balanced Fund issued to shareholders of Convertible Fund in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of Convertible Fund.

      The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Orders for Class B shares in excess of $100,000 and for Class C shares in excess of $1,000,000 will be declined.

      CLASS A SHARES: INITIAL SALES CHARGE ALTERNATIVE. Class A shares of Balanced Fund are sold at the net asset value ("NAV") per share in effect plus a sales charge as described in the following table. For waivers or reductions of the Class A shares sales charges, see "Special Purchases Without a Sales Charge" and "Reduced or Waived Front-End Sales Charges" below.

                              CLASS A SHARES(1)(2)

                              AS A % OF THE        AS A %
YOUR INVESTMENT             OFFERING PRICE(3)      OF NAV
---------------             -----------------      ------
Less than $50,000                 5.75%             6.10%
$50,000 - $99,999                 4.50%             4.71%
$100,000 - $249,999               3.50%             3.63%
$250,000 - $499,999               2.50%             2.56%
$500,000 - $999,999               2.00%             2.04%
$1,000,000 and over                      See below

-----------------

(1) Shareholders that purchased funds prior to February 2, 1998 that were a part of the Aetna family of funds at the time of purchase, are not subject to sales charges for the life of their account.

(2) Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

(3) The term "offering price" includes the front-end sales charge.

      There is no initial sales charge on purchases of Class A shares of $1,000,000 or more. However, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:


                                                PERIOD DURING
YOUR INVESTMENT                   CDSC       WHICH CDSC APPLIES
---------------                  ------      ------------------
$1,000,000 - $2,499,999           1.00%           2 years
$2,500,000 - $4,999,999           0.50%           1 year
$5,000,000 and over               0.25%           1 year

     Class A shares of funds that were purchased in an amount of $1 million or more that were part of the Aetna family of funds (other than any of the Aetna Index Plus Funds) at the time of purchase will be subject to a CDSC if they are redeemed within two years of purchase, depending on the amount of the purchase as follows:


                                                PERIOD DURING
YOUR INVESTMENT                   CDSC      WHICH CDSC APPLIES
---------------                  ------     -------------------
$1,000,000 - $2,999,999           1.00%           1st year
                                  0.50%           2nd year
$3,000,000 - $19,999,999          0.50%           2 years
$20 million or greater            0.25%           2 years


     Class A shares of funds that were purchased in an amount of $1 million or more that were part of the Aetna Index Plus Funds at the time of purchase will be subject to a CDSC if they are redeemed within two years of purchase, depending on the amount of the purchase as follows:

                                                PERIOD DURING
YOUR INVESTMENT                   CDSC      WHICH CDSC APPLIES
---------------                  ------     -------------------
$1,000,000 - $2,999,999           0.50%           2 years
$3,000,000 - $19,999,999          0.25%           2 years
$20 million or greater            0.25%           2 years


     Investors who exchange Class A shares that were purchased from funds that were part of the Aetna family of funds at the time of purchase for shares of other ING Funds will be subject to the ING Funds' CDSC schedule, which may mean that a higher rate will apply.

     REDUCED OR WAIVED FROND-END SALES CHARGES. An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of Balanced Fund or other open-end funds in the ING Funds which offer Class A shares, or shares with front-end sales charges ("Participating Funds") by completing the Letter of Intent section of an Application to purchase Balanced Fund shares. Executing the Letter of Intent expresses an intention to invest during the next 13 months a specified amount, which, if made at one time, would qualify for a reduced sales charge. An amount equal to the Letter of Intent amount multiplied by the maximum sales charge imposed on purchases of the applicable fund and class will be restricted within your account to cover additional sales charges that may be due if your actual total investment fails to qualify for the reduced sales charges. See the Statement of Additional Information ("SAI") for Balanced Fund for details on the Letter of Intent option or contact the Shareholder Servicing Agent, as described below, at 1-800-992-0180 for more information.

     A sales charge may also be reduced by taking into account the current value of your existing holdings in Balanced Fund or any other open-end funds in the ING Fund complex (excluding ING Aeltus Money Market Fund and ING Classic Money Market Fund, and ING Prime Money Market Fund) ("Rights of Accumulation"). The reduced sales charges apply to quantity purchases made at one time or on a cumulative basis over any period of time. See the SAI for Balanced Fund for details or contact the Shareholder Servicing Representative, as defined below, at 1-800-992-0180 for more information.

     For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the ING Funds that impose a CDSC may be combined with Class A shares for a reduced sales charge but this will not affect any CDSC that may be imposed upon the redemption of shares of Balanced Fund. In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:

      - Reinstatement Privilege: If you sell Class A shares of the Fund (or shares of other funds managed by the Adviser) and reinvest any of the proceeds in Class A shares of another ING fund within 90 days. For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative, or see the Fund's SAI; or

      - Purchase by Certain Accounts: Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker dealers and other financial intermediaries.

     CLASS B SHARES: DEFERRED SALES CHARGE ALTERNATIVE. Class B shares are offered at their NAV per share without any initial sales charge. Class B shares that are redeemed within six years of purchase, however, will be subject to a CDSC as described in the table that follows. Class B shares of Balanced Fund are subject to distribution and service fees at an annual rate of 1.00% of the average daily net assets of the Class, which is higher than the distribution and service fees of Class A shares. The higher distribution and service fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower NAV than Class A shares. Orders for Class B shares in excess of $100,000 will be declined. The amount of the CDSC is based on the lesser of the NAV of the Class B shares at the time of purchase or redemption. There is no CDSC on Class B shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

YEAR OF REDEMPTION AFTER PURCHASE  CDSC
---------------------------------  ----
First                               5%
Second                              4%
Third                               3%
Fourth                              3%
Fifth                               2%
Sixth                               1%
After Sixth Year                   None

     Class B shares will automatically convert into Class A shares eight years after purchase. Class B shares of Balanced Fund issued in connection with the Reorganization will convert to Class A shares eight years after the purchase of the original shares of Convertible Fund. For additional information on the CDSC and the conversion of Class B, see Balanced Fund's SAI.

     CLASS C SHARES. Class C shares are offered at their NAV per share without an initial sales charge. Class C shares may be subject to a CDSC of 1% if redeemed within one year of purchase. The amount of the CDSC is based on the lesser of the NAV of the Class C shares at the time of purchase or redemption. There is no CDSC on Class C shares acquired through the reinvestment of dividends and capital gains distributions.

     Class C shares that were purchased through funds that were part of the Aetna family of funds at the time of purchase are subject to a CDSC on redemptions made within 18 months of purchase. The CDSC imposed on redemptions is 1.00%, except for the Domestic Equity Index Funds which impose a CDSC of 0.75%. Investors who exchange such Class C shares for Class C shares of other ING Funds will remain subject to the 18-month CDSC.

     To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

     WAIVERS OF CDSC. The CDSC will be waived in the following cases. In determining whether a CDSC is applicable, it will be assumed that shares held in the shareholder's account that are not subject to such charge are redeemed first.

      (i) The CDSC will be waived in the case of redemption following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for those shares held at the time of death or initial determination of permanent disability.

      (ii) The CDSC also may be waived for Class B and Class C shares redeemed pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

      (iii) The CDSC also will be waived in the case of mandatory distributions from a tax-deferred retirement plan or an IRA.

      (iv) The CDSC also will be waived in the case of reinvestment of dividends and capital gains distributions.

      If you think you may be eligible for a CDSC waiver, contact a Shareholder Servicing Representative at 1-800-992-0180.

      REINSTATEMENT PRIVILEGE. Class B or Class C shareholders who have redeemed their shares in any open-end ING Fund may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. See the SAI for Balanced Fund for details or contact the Shareholder Servicing Representative at 1-800-992-0180 for more information.

      RULE 12B-1 PLAN. Balanced Fund has a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act") applicable to Class A, Class B and Class C shares of Balanced Fund ("Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, ING Funds Distributor, LLC (the "Distributor") may receive from Balanced Fund an annual fee in connection with the offering, sale and shareholder servicing of Balanced Fund's Class A, Class B and Class C shares.

      DISTRIBUTION AND SERVICING FEES. As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of shares of Balanced Fund and in connection with services rendered to shareholders of Balanced Fund, Balanced Fund pays the Distributor servicing fees and distribution fees up to the annual rates set forth below (calculated as a percentage of Balanced Fund's average daily net assets attributable to that Class):

                              SERVICING FEE    DISTRIBUTION FEE
                              -------------    ----------------
             Class A              0.00%             0.25%
             Class B              0.25%             0.75%
             Class C              0.25%             0.75%

     Fees paid under the Rule 12b-1 Plan may be used to cover the expenses of the Distributor from the sale of Class A, Class B or Class C shares of Balanced Fund, including payments to Authorized Dealers, and for shareholder servicing. Because these fees are paid out of Balanced Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

      OTHER EXPENSES. In addition to the management fee and other fees described previously, Balanced Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation costs and the compensation of

Directors who are not affiliated with ING Investments, LLC ("ING Investments"). Most Balanced Fund expenses are allocated proportionately among all of the outstanding shares of Balanced Fund. However, the Rule 12b-1 Plan fees for each Class of shares are charged proportionately only to the outstanding shares of that Class.

PURCHASING SHARES

     The minimum initial investment in Balanced Fund is $1,000 ($250 for IRAs). The minimum initial investment for a pre-authorized retirement plan is $1,000, plus monthly installments of at least $100. The minimum initial investment for certain omnibus accounts (accounts of investors who purchase fund shares through certain financial intermediaries where the share holdings are held in the name of the financial intermediary) is $250. Balanced Fund reserves the right to liquidate sufficient shares to recover annual Transfer Agent fees should the investor fail to maintain his/her account value at a minimum of $1,000 ($250 for IRAs).

     Balanced Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The ING Funds reserve the right to waive minimum investment amounts.

     If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

      CUSTOMER IDENTIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

      What this means for you: The Fund and the Distributor must obtain the following information for each person that opens an account:

            -     Name;

            -     Date of Birth;

            - Physical residential address (although post office boxes are still permitted for mailing); and

            - Social security number, taxpayer identification number, or other identifying number.

      You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

      EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

      HOW ING COMPENSATES INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS. ING mutual funds are distributed by ING Funds Distributor, LLC ("Distributor"). The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser who is responsible for managing the money invested in each of the mutual funds. Both of these entities may compensate an intermediary for selling ING mutual funds.

      Only persons licensed with the National Association of Securities Dealers ("NASD") as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

      The Funds' Adviser or Distributor, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of a Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by a
                                      C-5

Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

      The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions, including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity's customer assets invested in ING mutual funds; or (2) as a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% per annum of the value of a Fund's shares held by the broker-dealer's customers or (2) 0.20% of the value of a Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if you invested $10,000, the Distributor could pay a maximum of $30 for that sale. If that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $20 on those assets.

      The Adviser or Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds, including affiliated companies. This may take the form of cash incentives and non-cash compensation, and may include but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers. Sub-advisers of a Fund may contribute to non-cash compensation arrangements.

      Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

      The top 25 firms we paid to sell our mutual funds, as of the end of the last calendar year are: Advest Inc; AG Edwards & Sons; Charles Schwab & Co Inc; Citigroup; Directed Services Inc; Financial Network Investment Corporation; First Clearing LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.; ING Financial Advisors LLC; ING Financial Partners Inc; ING Life Insurance and Annuity Company; Legg Mason Wood Walker Inc; Linsco/ Private Ledger Corporation; Merrill Lynch; Morgan Stanley Dean Witter; National Financial Services Corporation; Oppenheimer & Co; Pershing Sweep; Primevest Financial Services Inc; Raymond James Financial Services; RBC Dain Rauscher Inc; UBS Financial Services Inc; Wachovia Securities Inc; and Wells Fargo Investments.

      Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

      FREQUENT TRADING - MARKET TIMING. The ING Funds are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Funds. The Funds reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Funds determine not to be in the best interest of the Funds.

      The Funds believe that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Funds or their shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

      Because the Funds that invest in foreign securities may present greater opportunities for market timers and thus be at greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Fund computes its current NAV causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Funds which do not invest in foreign securities. For example, if trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The ING Funds have adopted fair valuation policies and procedures intended to reduce their exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Funds' NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares, which negatively affects long-term shareholders.

      The Fund's Board of Directors ("Board") has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. Consistent with this policy, the Fund monitors trading activity. Shareholders may make exchanges among their accounts 4 times each year. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be subject to these limits. On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The Fund also reserves the right to modify the frequent trading - market timing policy at any time without prior notice, depending on the needs of the Fund and/or state or federal regulatory requirements.

      If an activity is identified as problematic after further investigation, the Fund reserves the right to take any necessary action to deter such activity. Such action may include but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlements of a transaction up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

      Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of their abilities in a manner that they believe is in the best interest of shareholders.

     Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Such intermediaries include broker-dealers, banks, investment advisers, recordkeepers, retirement plans, variable insurance products, trusts and fee-based program accounts. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The ability of the Fund to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries therefore is severely limited. Consequently, the Fund must rely on the financial intermediary to monitor frequent, short-term trading within the Fund by the financial intermediary's customers. The Fund seeks assurances from the financial intermediary that it has procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the Fund will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity. The Fund seeks to implement the policies and procedures described above through instructions to the Fund's administrator, ING Funds Services, LLC.

     PRICE OF SHARES. When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

     DETERMINATION OF NET ASSET VALUE. The NAV per share of each class of the Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, and dividing by the number of shares of that class that are outstanding.

      In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent the Fund invests in other registered investment companies, the Fund's NAV is calculated based on the current NAV of the registered investment company in which the Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

      Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Fund's NAV is not calculated. As a result, the NAV of a Fund may change on days when shareholders will not be able to purchase or redeem a Fund's shares.

      When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

      - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE or the closing value is otherwise deemed unreliable;

      -     Securities of an issuer that has entered into a restructuring;

      -     Securities whose trading has been halted or suspended;

      - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

      -     Securities that are restricted as to transfer or resale.

      The Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

      PRE-AUTHORIZED INVESTMENT PLAN. You may establish a pre-authorized investment plan to purchase shares with automatic bank account debiting. For further information on pre-authorized investment plans, contact the Shareholder Servicing Agent at 1-800-992-0180.

      RETIREMENT PLANS. Balanced Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. Also available are prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at 1-800-992-0180. SSB currently receives a $12 custodian fee annually for the maintenance of such accounts.

      EXECUTION OF REQUESTS. Purchase and sale requests are executed at the NAV next determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth in Balanced Fund's Prospectus under the section "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or Distributor.

     You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of Balanced Fund will not be issued unless you request them in writing.

      TELEPHONE ORDERS. Balanced Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. Balanced Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If Balanced Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGE PRIVILEGES AND RESTRICTIONS

     An exchange privilege is available. Exchange requests may be made in writing to the Transfer Agent or by calling the Shareholder Servicing Agent at 1-800-992-0180. ING Investments reserves the right, upon 60 days' prior notice, to cancel the exchange policy or restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged.

     Shares of one class of Balanced Fund generally may be exchanged for shares of that same Class of any other ING Fund, except for ING Corporate Leaders Trust Fund and ING Institutional Prime Money Market Fund , without payment of any additional sales charge. In most instances, if you exchange and subsequently redeem your shares, any applicable CDSC will be based on the full period of the share ownership. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the Prospectus of that Fund. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. The exchange privilege is only available in states where shares of the ING Fund being acquired may be legally sold.

     If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior income Fund prospectus or any other ING prospectus by calling 1-800-992-0180 or by going to www.ingfunds.com.

     You will automatically have the ability to request an exchange by calling the Shareholder Service Agent at 1-800-992-0180 unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

      CDSC ON EXCHANGE INTO ING SENIOR INCOME FUND. You are not required to pay an applicable CDSC upon any exchange from Balanced Fund (or any other ING Fund) into the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your shares for repurchase by that fund, the CDSC will apply from the fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in Balanced Fund (or other ING Fund).

      SYSTEMATIC EXCHANGE PRIVILEGE. With an initial account balance of at least $5,000, subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except ING Corporate Leaders Trust Fund and ING Institutional Prime Money Market Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

      SMALL ACCOUNTS. Due to the relatively high cost of handling small investments, Balanced Fund reserves the right upon 30 days' written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000 other than as a result of a decline in the NAV per share.

HOW TO REDEEM SHARES

      Shares of Balanced Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.

      SYSTEMATIC WITHDRAWAL PLAN. You may elect to have monthly, quarterly, semi-annual or annual payments in any fixed amount of $100 or more made to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. For additional information, contact the Shareholder Servicing Agent at 1-800-992-0180, or see Balanced Fund's SAI.

      PAYMENTS. Payment to shareholders for shares redeemed ordinarily will be made within three days after receipt by the Transfer Agent of a written request in good order. Balanced Fund may delay the mailing of a redemption check until the check used to purchase the shares being redeemed has cleared which may take up to 15 days or more. To reduce such delay, all purchases should be made by bank wire or federal funds. Balanced Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the U.S. Securities and Exchange Commission. Balanced Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash harmful to Balanced Fund, Balanced Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, Balanced Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

ACCOUNT ACCESS

      Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com or via a touch tone telephone by calling 1-800-992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

      Balanced Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at 1-800-992-0180 and select Option 1 or obtain a policy over the internet at www.ingfunds.com.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Fund will post the quarter ending June 30 holdings on August 1). The Fund's portfolio holdings schedule will, at a minimum, remain available on the Fund's website until the Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's website is located at www.ingfunds.com.

MANAGEMENT OF BALANCED FUND

      INVESTMENT ADVISER. ING Investments, an Arizona limited liability company, serves as the investment adviser to Balanced Fund. ING Investments has overall responsibility for management of Balanced Fund. ING Investments has engaged a Sub-Adviser to provide the day-to-day management of Balanced Fund's portfolio. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser as well as the custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services provided to Balanced Fund. As of December 31, 2005, ING Investments managed approximately $42 billion in assets.

      SUB-ADVISER. ING Investment Management Co. ("ING IM"), a registered investment adviser, is responsible for providing the day-to-day management of Balanced Fund. ING IM is an indirect, wholly-owned subsidiary of ING Groep, N.V. (NYSE:ING) ("ING Groep") and an affiliate of ING Investments. ING IM has been managing client assets for more than a quarter century and as of December 31, 2005, managed over $59.4 billion in assets.

      The following individuals share responsibility for the day-to-day management of Balanced Fund:

      The equity portion of the Fund has been managed by Omar Aguilar, Ph.D. since December 2005. Dr. Aguilar has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

      The fixed-income portion of the Fund has been managed by James B. Kauffmann since 2002. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 18 years of investment experience. Prior to joining ING Groep N.V., he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

      Mary Ann Fernandez, Portfolio Manager, has managed the overall asset allocation of the Fund since 2005. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds, she is also involved in the management and marketing of certain equity strategies managed by ING IM.

      ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS. The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Fund.

      PARENT COMPANY AND DISTRIBUTOR. ING Investments and the Distributor are indirect, wholly owned subsidiaries of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. From time to time, the Distributor or its affiliates may make payments to other dealers and/or their registered representatives, who may or may not be affiliates of ING Groep, who sell shares or who provide shareholder services. The value of a shareholder's investment will be unaffected by these payments.

      SHAREHOLDER SERVICES REPRESENTATIVE. ING Funds Services, LLC serves as Shareholder Services Representative for Balanced Fund. The Shareholder Services Representative is responsible for responding to written and telephonic inquiries from shareholders. Balanced Fund pays the Shareholder Services Representative a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

      PORTFOLIO TRANSACTIONS. ING Investments will place orders to execute securities transactions that are designed to implement Balanced Fund's investment objectives and policies. ING Investments will use its reasonable efforts to place all purchase and sale transactions with brokers, dealers and banks ("brokers") that provide "best execution" of these orders. In placing purchase and sale transactions, ING Investments may consider brokerage and research services provided by a broker to ING Investments or its affiliates, and Balanced Fund may pay a commission for effecting a securities transaction that is in excess of the amount another broker would have charged if ING Investments determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker. In addition, ING Investments may place securities transactions with brokers that provide certain services to Balanced Fund.

DIVIDENDS, DISTRIBUTIONS & TAXES

      DIVIDENDS AND DISTRIBUTIONS. Balanced Fund generally distributes most or all of its net earnings in the form of dividends and capital gains distributions .. Balanced Fund pays dividends, if any, on an semi-annual basis. Capital gains, if any, are distributed annually. Dividends and distributions will be determined on a class basis.

      Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers or to foreign shareholders. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

      - Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

      - Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

      - A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

      - Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

     Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, Class B or Class C shares of the Fund invested in another ING Fund that offers the same class of shares. If you are a shareholder of ING Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A shares account of any open-end ING Fund.

      FEDERAL TAXES. The following information is meant as a general summary for U.S. shareholders. Please see Balanced Fund's SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in Balanced Fund.

      Balanced Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although Balanced Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if Balanced Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

      Dividends declared by Balanced Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

      You will receive an annual statement summarizing your dividend and capital gains distributions.

      If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

      There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

      As with all mutual funds, Balanced Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide Balanced Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                              FINANCIAL HIGHLIGHTS

      The information in the table below has been derived from ING Balanced Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended November 30, 2005 which is unaudited.

                                                                                             CLASS A
                                                          --------------------------------------------------------------------

                                                 SIX  MONTHS                                   SEVEN
                                                    ENDED                                     MONTHS
                                                  NOVEMBER                                     ENDED
                                                     30,             YEAR ENDED MAY 31,       MAY 31,   YEAR ENDED OCTOBER 31,
                                                ------------------------------------------------------------------------------
                                                    2005           2005      2004     2003    2002(1)     2001      2000
                                                    ----           ----      ----     ----    -------     ----      ----
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period         $    12.35         11.66     10.84    11.07     11.02     14.08     13.72
   Income (loss) from investment operations:
   Net investment income                        $     0.09          0.18      0.13     0.11      0.08      0.21      0.35
   Net realized and unrealized gain (loss)
   on investments                               $     0.28          0.81      0.88    (0.24)     0.12     (1.83)     0.82
   Total from investment operations             $     0.37          0.99      1.01    (0.13)     0.20     (1.62)     1.17
   Less distributions from:
   Net investment income                        $     0.17          0.18      0.19     0.10      0.15      0.23      0.27
   Net realized gains on investments            $     0.83          0.12       --       --        --       1.21      0.54
   Total distributions                          $     1.00          0.30      0.19     0.10      0.15      1.44      0.81
   Net asset value, end of period               $    11.72         12.35     11.66    10.84     11.07     11.02     14.08
   TOTAL RETURN(2)                              %     2.99          8.60      9.38    (1.15)     1.82    (12.36)     8.81

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)            $   66,449        67,177    70,237   59,826    45,221    33,860    35,564
   Ratios to average net assets:
   Expenses(3)                                  %     1.37          1.33      1.32     1.42      1.39      1.35      1.31
   Net investment income(3)                     %     1.44          1.48      1.11     1.11      1.31      1.81      1.99
   Portfolio turnover rate                      %      177           289       302      379       118       180       242

----------
(1)   The Fund changed its fiscal year end to May 31.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)   Annualized for periods less than one year.

                                                                                             CLASS B
                                                              ----------------------------------------------------------------
                                                                                              SEVEN
                                                   SIX MONTHS                                 MONTHS
                                                     ENDED                                     ENDED
                                                  NOVEMBER 30,       YEAR ENDED MAY 31,       MAY 31,   YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------------
                                                      2005         2005      2004     2003    2002(1)     2001      2000
                                                      ----         ----      ----     ----    -------     ----      ----
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period         $    12.21         11.51     10.75    11.02     10.97     14.02     13.69
   Income (loss) from investment operations:
   Net investment income                        $     0.04          0.09*     0.04     0.03      0.04      0.12      0.27
   Net realized and unrealized gain (loss)
   on investments                               $     0.27          0.80      0.87    (0.23)     0.12     (1.83)     0.80
   Total from investment operations             $     0.31          0.89      0.91    (0.20)     0.16     (1.71)     1.07
   Less distributions from:
   Net investment income                        $     0.08          0.07      0.15     0.07      0.11      0.13      0.20
   Net realized gains on investments            $     0.83          0.12      --       --         --       1.21      0.54
   Total distributions                          $     0.91          0.19      0.15     0.07      0.11      1.34      0.74
   Net asset value, end of period               $    11.61         12.21     11.51    10.75     11.02     10.97     14.02
   TOTAL RETURN(2)                              %     2.57          7.79      8.51    (1.84)     1.45    (13.10)     8.01

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)            $   24,121        20,900    13,899    3,099     1,670     1,312     1,130
   Ratios to average net assets:
   Expenses(3)                                  %     2.12          2.08      2.07     2.17      2.14      2.10      2.06
   Net investment income(3)                     %     0.69          0.72      0.35     0.40      0.56      1.06      1.24
   Portfolio turnover rate                      %      177           289       302      379       118       180       242

----------
(1)   The Fund changed its fiscal year end to May 31.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)   Annualized for periods less than one year.
 * Per share data calculated using weighted average number of shares outstanding throughout the period.

                                                                                             CLASS C
                                                              ----------------------------------------------------------------
                                                                                              SEVEN
                                                   SIX MONTHS                                 MONTHS
                                                     ENDED                                     ENDED
                                                  NOVEMBER 30,       YEAR ENDED MAY 31,       MAY 31,   YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------------
                                                      2005         2005      2004     2003    2002(1)     2001      2000
                                                      ----         ----      ----     ----    -------     ----      ----
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period         $    12.22         11.50     10.71    10.99     10.94     13.96     13.63
   Income (loss) from investment operations:
   Net investment income                        $     0.04          0.08      0.04     0.03      0.03      0.13      0.24
   Net realized and unrealized gain (loss)
   on investments                               $     0.27          0.81      0.87    (0.24)     0.13     (1.83)     0.81
   Total from investment operations             $     0.31          0.89      0.91    (0.21)     0.16     (1.70)     1.05
   Less distributions from:
   Net investment income                        $     0.08          0.05      0.12     0.07      0.11      0.11      0.18
   Net realized gains on investments            $     0.83          0.12       --       --        --       1.21      0.54
   Total distributions                          $     0.91          0.17      0.12     0.07      0.11      1.32      0.72
   Net asset value, end of period               $    11.62         12.22     11.50    10.71     10.99     10.94     13.96
   TOTAL RETURN(2)                              %     2.52          7.75      8.59    (1.94)     1.47    (13.09)     7.95

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)            $    4,764         4,730     4,270    2,877     2,050     1,829     2,185
   Ratios to average net assets:
   Expenses(3)                                  %     2.12          2.08      2.07     2.17      2.14      2.10      2.06
   Net investment income(3)                     %     0.69          0.73      0.36     0.35      0.56      1.06      1.24
   Portfolio turnover rate                      %      177           289       302      379       118       180       242


----------
(1)   The Fund changed its fiscal year end to May 31.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)   Annualized for periods less than one year.

                                                                                               CLASS I
                                                              ----------------------------------------------------------------
                                                                                              SEVEN
                                                   SIX MONTHS                                 MONTHS
                                                      ENDED                                    ENDED
                                                  NOVEMBER 30,       YEAR ENDED MAY 31,       MAY 31,   YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------------
                                                     2005          2005      2004     2003    2002(1)     2001      2000
                                                     ----          ----      ----     ----    -------     ----      ----
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period        $     12.34         11.67     10.85    11.08     11.02     14.10     13.74
   Income (loss) from investment operations:
   Net investment income                       $      0.11          0.21      0.16     0.14      0.11      0.26      0.30
   Net realized and unrealized gain (loss)
   on investments                              $      0.27          0.81      0.87    (0.25)     0.11     (1.85)     0.90
   Total from investment operations            $      0.38          1.02      1.03    (0.11)     0.22     (1.59)     1.20
   Less distributions from:
   Net investment income                       $      0.20          0.23      0.21     0.12      0.16      0.28      0.30
   Net realized gains on investments           $      0.83          0.12       --       --        --       1.21      0.54
   Total distributions                         $      1.03          0.35      0.21     0.12      0.16      1.49      0.84
   Net asset value, end of period              $     11.69         12.34     11.67    10.85     11.08     11.02     14.10
   TOTAL RETURN(2)                             %      3.08          8.85      9.65    (0.93)     2.02    (12.16)     9.04

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)           $    30,886        33,380    37,852   50,343    65,971    71,759    94,149
   Ratios to average net assets:
   Expenses(3)                                 %      1.12          1.08      1.07     1.17      1.14      1.10      1.06
   Net investment income(3)                    %      1.68          1.73      1.36     1.27      1.57      2.06      2.24
   Portfolio turnover rate                     %       177           289       302      379       118       180       242


----------
(1)   The Fund changed its fiscal year end to May 31.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)   Annualized for periods less than one year.

                                                                      APPENDIX D

                                    ING FUNDS

      The following is a list of the ING Funds and the Classes of shares of each Fund that are expected to be offered at or shortly after the Reorganization:

FUND                                                       CLASSES OFFERED
----                                                       ---------------

U.S. EQUITY
-----------
130/30 Fundamental Research Fund                           A, B, C and I
Balanced Fund                                              A, B, C, I and O
Convertible Fund                                           A, B, C and Q
Corporate Leaders Trust Fund                               B
Disciplined LargeCap Fund                                  A, B, C and I
Equity Income Fund                                         A, B, C and I
Financial Services Fund                                    A, B, C, O and Q
Fundamental Research Fund                                  A, B, C and I
Growth Fund                                                A, B, C and I
Index Plus LargeCap Fund                                   A, B, C, I, O and R
Index Plus MidCap Fund                                     A, B, C, I, O and R
Index Plus SmallCap Fund                                   A, B, C, I, O and R
LargeCap Growth Fund                                       A, B, C, I and Q
LargeCap Value Fund                                        A, B, C and I
MagnaCap Fund                                              A, B, C, I and M
MidCap Opportunities Fund                                  A, B, C, I and Q
MidCap Value Choice Fund                                   A, B, C and I
MidCap Value Fund                                          A, B, C, I and Q
Opportunistic LargeCap Fund                                A, B, C and I
Real Estate Fund                                           A, B, C, I, O and Q
SmallCap Opportunities Fund                                A, B, C, I and Q
SmallCap Value Choice Fund                                 A, B, C and I
SmallCap Value Fund                                        A, B, C, I and Q
Small Company Fund                                         A, B, C and I

GLOBAL/INTERNATIONAL EQUITY
---------------------------
Diversified International Fund                             A, B, C and I
Emerging Countries Fund                                    A, B, C, I, M and Q
Emerging Markets Fixed Income Fund                         A, B, C and I
Foreign Fund                                               A, B, C, I and Q
Global Bond Fund                                           A, B, C and I
Global Equity Dividend Fund                                A, B, C and O
Global Real Estate Fund                                    A, B, C, I and O
Global Science and Technology Fund                         A, B, C, I and O
Global Value Choice Fund                                   A, B, C, I and Q
Greater China Fund                                         A, B, C and I
Index Plus International Equity Fund                       A, B, C and I
International Capital Appreciation Fund                    A, B, C and I
International Fund                                         A, B, C, I and Q
International Growth Fund                                  A, B, C, I and O
International Real Estate Fund                             A, B, C and I
International SmallCap Fund                                A, B, C, I and Q
International Value Choice Fund                            A, B, C and I

International Value Fund                                   A, B, C, I and Q
Precious Metals Fund                                       A
Russia Fund                                                A and B

FIXED INCOME
------------
Aeltus Money Market Fund                                   A, B, C and I
Classic Money Market Fund                                  A, B and C
GNMA Income Fund                                           A, B, C, I, M and Q
High Yield Bond Fund                                       A, B and C
Intermediate Bond Fund                                     A, B, C, I, O and R
National Tax-Exempt Bond Fund                              A, B and C

STRATEGIC ALLOCATION FUNDS
--------------------------
Strategic Allocation Conservative Fund                     A, B, C and I
Strategic Allocation Growth Fund                           A, B, C and I
Strategic Allocation Moderate Fund                         A, B, C and I

LOAN PARTICIPATION FUND
-----------------------
Senior Income Fund                                         A, B, C and Q

                                                                      APPENDIX E

           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS


      The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund's outstanding shares as of April 21, 2006:


ING CONVERTIBLE FUND


                                                   PERCENT OF CLASS OF                               PERCENTAGE OF COMBINED
                                                   SHARES AND TYPE OF                                FUND AFTER THE
NAME AND ADDRESS OF SHAREHOLDER                    OWNERSHIP              PERCENTAGE OF FUND         REORGANIZATION*
MLPF & S FOR THE SOLE BENEFIT OF THE               19.0% Class A;              27.8%                     13.9%
CUSTOMERS                                          15.7% Class B;
ATTN: FUND ADMINISTRATION                          46.7% Class C;
4800 DEER LAKE DR EAST 3RD FLOOR                       Beneficial
JACKSONVILLE FL  32246-6484

CITIGROUP GLOBAL MARKETS, INC.                      5.1% Class A;               7.7%                      3.3%
A/C# 00109801250                                   14.0% Class B;
ATTN: PETER BOOTH, 7TH FLOOR                        6.2% Class C;
333 W 34TH ST                                          Beneficial
NEW YORK NY  10001-2402

CHARLES SCHWAB & CO INC                            67.7% Class Q;               1.0%                      0.4%
101 MONTGOMERY STREET                                  Beneficial
11TH FLOOR
SAN FRANCISCO CA  94104-4127


ING BALANCED FUND

                                                   PERCENT OF CLASS OF
                                                   SHARES AND TYPE OF                                PERCENTAGE OF COMBINED FUND
NAME AND ADDRESS OF SHAREHOLDER                    OWNERSHIP              PERCENTAGE OF FUND         AFTER THE REORGANIZATION*
MLPF & S FOR THE SOLE BENEFIT OF THE                9.0% Class A;              8.05%                     13.9%
CUSTOMERS                                          12.5% Class B;
ATTN: FUND ADMINISTRATION                          23.3% Class C;
4800 DEER LAKE DR EAST 3RD FLOOR                       Beneficial
JACKSONVILLE FL  32246-6484

ING NATIONAL TRUST                                 39.0% Class A;              22.4%                     10.5%
ATTN GORDON ELROD                                  24.9% Class I;
151 FARMINGTON AVE                                     Beneficial
HARTFORD CT 06155-0001

ING LIFE INSURANCE & ANNUITY CO 151                 6.8% Class A;               3.1%                      1.8%
FARMINGTON AVE                                         Beneficial
HARTFORD CT 06156-0001

RELIASTAR LIFE INSURANCE CO                        14.6% Class I;               2.6%                      1.5%
FBO SVUL I                                             Beneficial
ATTN JILL BARTH CONVEYOR TN41
151 FARMINGTON AVE
HARTFORD CT 06156-0001




* On a pro forma basis, assuming that the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization is the same as on April 21, 2006.

                                     PART B

                              ING SERIES FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 30, 2006

Acquisition of the Assets and Liabilities     By and in Exchange for Shares of:
of:
           ING Convertible Fund                       ING Balanced Fund
      (a series of ING Equity Trust)         (a series of ING Series Fund, Inc.)
     7337 East Doubletree Ranch Road           7337 East Doubletree Ranch Road
      Scottsdale, Arizona 85258-2034            Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Series Fund, Inc. ("SAI") is available to the shareholders of ING Convertible Fund in connection with a proposed transaction whereby all of the assets and known liabilities of the ING Convertible Fund will be transferred to ING Balanced Fund, a series of ING Series Fund, Inc., in exchange for shares of ING Balanced Fund.

This SAI consists of: (i) this cover page; (ii) the "ING Balanced Fund - Additional Information" presented on pages 1 through 6 of this SAI, which presents certain information with respect to the management of the ING Balanced Fund; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

     1. The SAI for ING Balanced Fund, dated September 30, 2005, as filed on September 30, 2005, and the SAI for ING Convertible Fund, dated September 30, 2005, as filed on September 29, 2005.

     2. The Financial Statements of the Balanced Fund and Convertible Fund, respectively, are included in the Classes A, B, C and Q Annual Reports, dated May 31, 2005 as filed on August 8, 2005, and the Classes A, B and C Annual Reports, dated May 31, 2005, as filed on August 8, 2005.

          This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated May 30, 2006 relating to the Reorganization of ING Convertible Fund may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                                ING BALANCED FUND
                             ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

DIRECTOR OWNERSHIP OF SECURITIES ...........................................   1
   Shareholder Ownership Policy ............................................   1

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES ...............................   2
   Shareholder Ownership Policy ............................................   2

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS ........................   2
   Other Managed Accounts ..................................................   2
   Potential Conflicts Of Interest .........................................   2
   Compensation Structure Of Portfolio Manager .............................   3
   Portfolio Manager Ownership Of Securities ...............................   4

DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES ..............................   4

PRO FORMA FINANCIAL STATEMENTS .............................................   6

                                ING BALANCED FUND
                             ADDITIONAL INFORMATION

DIRECTOR OWNERSHIP OF SECURITIES

SHARE OWNERSHIP POLICY

In order to further align the interests of the Independent Directors with shareholders, it is the policy to own beneficially shares of one or more ING Funds (each a "Fund") at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.

Under this Policy, the initial value of investments in the ING Funds that are beneficially owned by a Director must equal at least $50,000. Existing Directors shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Director shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Director. A decline in the value of any Fund investments will not cause a Director to have to make any additional investments under this Policy. Set forth below is the dollar range of equity securities owned by each Director as of December 31, 2005.

                                          AGGREGATE DOLLAR RANGE OF EQUITY
                                            SECURITIES IN ALL REGISTERED
                                            INVESTMENT COMPANIES OVERSEEN
                                              BY DIRECTOR IN FAMILY OF
NAME OF DIRECTORS         BALANCED FUND         INVESTMENT COMPANIES
-----------------         -------------   --------------------------------
Albert E. DePrince, Jr.         0                 Over $100,000(1)
Maria T.Fighetti                0                 Over $100,000(1)
Sidney Koch                     0                    $1-$10,000
Corine T. Norgaard              0                   Over $100,000
Edward T. O'Dell                0                 Over $100,000(1)
Joseph E. Obermeyer             0                $50,000-$100,000(1)

DIRECTORS WHO ARE
"INTERESTED PERSONS"

J. Scott Fox                    0                   Over $100,000
Thomas J. McInerney             0                   Over $100,000

(1)  Held in deferred compensation account.

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

SHARE OWNERSHIP POLICY

As of December 31, 2005, none of the Independent Directors or their immediate family members owned any shares of the ING Funds' investment adviser or principal underwriter or of any entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the ING Funds (not including registered investment companies).

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager:

                 REGISTERED INVESTMENT            OTHER POOLED
                       COMPANIES              INVESTMENT VEHICLES            OTHER ACCOUNTS
               -------------------------   -------------------------   -------------------------
                NUMBER                      NUMBER                      NUMBER
PORTFOLIO         OF                          OF                          OF
MANAGER        ACCOUNTS    TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS
---------      --------   --------------   --------   --------------   --------   --------------
OMAR              68      $8,006,205,084      15      $3,118,739,255     25(2)    $5,316,819,520
AGUILAR(1)

JAMES B.          50      $7,485,038,089      15      $1,816,829,588     26(4)    $7,632,807,929
KAUFFMANN(3)

MARY ANN          45      $7,478,001,384       0                 N/A      0                  N/A
FERNANDEZ(3)

(1)  As of September 30, 2005.

(2) Four of these accounts with total assets of $764,300,730 have advisory fees that are based on the performance of the accounts.

(3)  As of May 31, 2005.

(4) One of these accounts with total assets of $159,525,132 has an advisory fee that is also based on the performance of the account.

POTENTIAL CONFLICTS OF INTEREST

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. this conflict may be heightened where an account is subject to a performance-based fee.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

Compensation consists of (a) base salary; (b) bonus which is based on ING IM performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep N.V.

Portfolio managers are eligible to participate in an annual incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices (the S&P 500 Index and LBAB Index for Mr. Whelan, Mr. Kauffmann, Ms. Fernandez, and Mr. Mehta) and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate.

Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Fund owned by each portfolio manager, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

                         DOLLAR RANGE OF
PORTFOLIO MANAGER       FUND SHARES OWNED
-----------------       -----------------
Omar Aguilar(1)                None
James B Kauffmann(2)           None
Mary Ann Fernandez(2)          None

(1)  As of December 30, 2005.

(2)  As of May 31, 2005.

DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES

The Fund is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Fund's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Fund posts its portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (e.g., the Fund will post the quarter-ending June 30 holdings on August 1).

The Fund also compiles a list composed of its ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of each month. The top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Fund's shares and most third parties may receive the Fund's annual or semi-annual reports, or view on ING's website, the Fund's portfolio holdings schedule. The Top Ten list also is provided in quarterly Fund descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING's website, the Fund may provide its portfolio holdings to certain unaffiliated third parties and affiliates when the Fund has a legitimate business purpose for doing so. Unless otherwise noted below, a Fund's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Fund's disclosure of its portfolio holdings may include disclosure.

     - To the Fund's independent registered public accounting firm, named herein, for use in providing audit opinions;

     - To financial printers for the purpose of preparing Fund regulatory filings;

     -    For the purpose of due diligence regarding a merger or acquisition;

     - To a new adviser or sub-adviser prior to the commencement of its management of the Fund;

     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data from the Fund than is posted on the Fund's website;

     - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Fund;

     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Fund;

     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders; or

     - To certain third parties, on a weekly basis with no lag time, that have financed a Fund's Class B shares.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Fund's Board of Directors has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, sub-adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Fund's administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Fund's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, sub-adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Fund's administrator to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Fund's administrator reports quarterly to the Board regarding the implementation of the Policies.

The Fund has the following ongoing arrangements with certain third parties to provide the Fund's portfolio holdings:

                                                                   TIME LAG BETWEEN DATE OF
                                                                     INFORMATION AND DATE
PARTY                              PURPOSE             FREQUENCY     INFORMATION RELEASED
-----                       ---------------------      ---------   ------------------------
Societe Generale            Class B Shares               Weekly              None
Constellation               Financing
Institutional Shareholder   Proxy Voting &               Daily               None
Services, Inc.              Class Action Services
Charles River Development   Compliance                   Daily               None

All of the arrangements in the table above are subject to the Policies adopted by the board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. The Fund's Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving the Fund will be disclosed to the Fund's Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Fund, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PRO FORMA FINANCIAL STATEMENTS

Shown below are financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the Reorganization is consummated, as of November 30, 2005. The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

    STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED)

                                                                   ING               ING                                   PRO
ASSETS:                                                     CONVERTIBLE FUND    BALANCED FUND      ADJUSTMENTS       FORMA COMBINED
Investments in securities at value+*                          $ 144,381,742     $ 139,371,926                         $ 283,753,668
Short-term investments**                                                 --         4,978,233                             4,978,233
Short-term investments at amortized cost                                 --        25,013,658                            25,013,658
Repurchase Agreement                                              3,870,000         7,305,000                            11,175,000
Cash collateral for futures                                              --            42,982                                42,982
Collateral for securities loaned                                 28,047,345                --                            28,047,345
Receivables:                                                             --                                                      --
         Investments securities sold                                     --         6,107,923                             6,107,923
         Fund shares sold                                            40,019               993                                41,012
         Dividends and interest                                     753,973           512,272                             1,266,245
         Variation margin receivable                                     --               188                                   188
Prepaid expenses                                                     21,885            48,384                                70,269
                                                              -------------     -------------                         -------------
         Total assets                                           177,114,964       183,381,559                           360,496,523
                                                              -------------     -------------                         -------------

LIABILITIES:
Payable for investment securities purchased                              --        16,361,280                            16,361,280
Payable for fund shares redeemed                                    383,128           152,303                               535,431
Payable upon receipt of securities loaned                        28,047,345        25,013,658                            53,061,003
Payable for futures variation margin                                     --             3,925                                 3,925
Payable to affiliates                                               195,541           141,701                               337,242
Payable to custodian due to bank overdraft                           28,153           114,375                               142,528
Payable for director/trustee fees                                     9,781             1,803                                11,584
Other accrued expenses and liabilities                              139,494            30,583                               170,077
Unrealized depreciation on swap agreements                               --               800                                   800
                                                              -------------     -------------                         -------------
         Total liabilities                                       28,803,442        41,820,428                            70,623,870
                                                              -------------     -------------                         -------------
NET ASSETS                                                    $ 148,311,522     $ 141,561,131                         $ 289,872,653
                                                              =============     =============                         =============


NET ASSETS WERE COMPRISED OF:
Paid-in capital                                               $ 209,377,702     $ 132,308,723                         $ 341,686,425
Undistributed net investment income
  (accumulated net investment loss)                                 468,960          (121,553)                              347,407
Accumulated net realized loss on investments,
  foreign currency related transactions,
  futures and swaps                                             (65,626,538)       (1,312,911)                          (66,939,449)
Net unrealized appreciation on investments,
  foreign currency related transactions,
  futures and swaps                                               4,091,398        10,686,872                            14,778,270
                                                              -------------     -------------                         -------------
NET ASSETS                                                    $ 148,311,522     $ 141,561,131                         $ 289,872,653
                                                              =============     =============                         =============

+ Including securities loaned at value                        $  27,316,239     $  24,413,005                         $  51,729,244
* Cost of investments in securities                           $ 140,290,344     $ 128,651,554                         $ 268,941,898
** Cost of short-term investments                             $          --     $   4,978,802                         $   4,978,802

Class A
         Net assets                                           $ 49,216,303      $  66,449,445       2,285,973(B)      $ 117,951,721
         Shares authorized                                    unlimited           100,000,000                           100,000,000
         Par value                                            $      0.010      $       0.001                         $       0.001
         Shares outstanding                                      2,658,828          5,669,665       4,394,392(C)         10,064,057
         Net asset value and redemption price per share       $      18.51      $       11.72                         $       11.72
         Maximum offering price per share (5.75) (A)          $      19.64      $       12.44                         $       12.44

Class B
         Net assets                                           $ 44,205,861      $  24,120,666                         $  68,326,527
         Shares authorized                                       unlimited        100,000,000                           100,000,000
         Par value                                                 $ 0.010      $       0.001                         $       0.001
         Shares outstanding                                      2,162,429          2,077,560       3,807,568(C)          5,885,128
         Net asset value and redemption price per share            $ 20.44      $       11.61                         $       11.61
         Maximum offering price per share                          $ 20.44      $       11.61                         $       11.61

Class C
         Net assets                                           $ 52,603,385      $   4,764,271                         $  57,367,656
         Shares authorized                                       unlimited        100,000,000                           100,000,000
         Par value                                            $      0.010      $       0.001                         $       0.001
         Shares outstanding                                      2,769,089            409,831       4,526,969(C)          4,936,800
         Net asset value and redemption price per share       $      19.00      $       11.62                         $       11.62
         Maximum offering price per share                     $      19.00      $       11.62                         $       11.62

Class I
         Net assets                                                    n/a      $  30,886,235                         $  30,886,235
         Shares authorized                                             n/a        100,000,000                           100,000,000
         Par value                                                     n/a      $       0.001                         $       0.001
         Shares outstanding                                            n/a          2,640,979                             2,640,979
         Net asset value and redemption price per share                n/a      $       11.69                         $       11.69
         Maximum offering price per share                              n/a      $       11.69                         $       11.69

Class O
         Net assets                                                    n/a      $  15,340,514                         $  15,340,514
         Shares authorized                                             n/a        100,000,000                           100,000,000
         Par value                                                     n/a      $       0.001                         $       0.001
         Shares outstanding                                            n/a          1,314,527                             1,314,527
         Net asset value and redemption price per share                n/a      $       11.67                         $       11.67
         Maximum offering price per share                              n/a      $       11.67                         $       11.67

Class Q
         Net assets                                            $ 2,285,973                n/a     $(2,285,973)(B)               n/a
         Shares authorized                                       unlimited                n/a                                   n/a
         Par value                                             $     0.010                n/a                                   n/a
         Shares outstanding                                        127,434                n/a        (127,434)(B)               n/a
         Net asset value and redemption price per share        $     17.94                n/a                                   n/a

         Maximum offering price per share                      $     17.94                n/a                                   n/a

-----------------------------

(A) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(B)   Reflects Class Q conversion to Class A.

(C)   Reflects new shares issued, net of retired shares of ING Convertible Fund.
      Calculation: Net Assets / NAV per share)

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF OPERATIONS (UNAUDITED)

                                                               ING CONVERTIBLE      ING BALANCED                         PRO FORMA
                                                                FUND FOR THE        FUND FOR THE                       COMBINED FOR
                                                                TWELVE MONTHS         TWELVE                            THE TWELVE
                                                                    ENDED           MONTHS ENDED                       MONTHS ENDED
                                                                 NOVEMBER 30,        NOVEMBER 30,                       NOVEMBER 30,
                                                                     2005                2005      ADJUSTMENTS             2005
INVESTMENT INCOME:
 Dividends*                                                     $  2,115,135        $ 1,420,320                        $  3,535,455
 Interest                                                          3,893,744          2,284,950                           6,178,694
 Securities lending income                                           106,494             48,065                             154,559
                                                                ------------        -----------    ------------        ------------
           Total investment income                                 6,115,373          3,753,335                           9,868,708
                                                                ------------        -----------    ------------        ------------

EXPENSES:
Investment management fees                                         1,276,001          1,085,970         (67,871)(A)       2,294,100
Distribution and service fees:
          Class A                                                    192,824            167,215         (49,002)(B)         311,037
          Class B                                                    535,988            209,545                             745,533
          Class C                                                    590,060             46,748                             636,808
          Class Q                                                      6,092                 --          (6,092)(C)              --
          Class O                                                         --             24,289                              24,289
Transfer agent fees                                                  187,400            122,257         (74,960)(D)         234,697
Administrative service fees                                          170,132            108,598         (34,025)(B)         244,705
Shareholder reporting expense                                         24,969             45,480          (9,990)(D)          60,459
Registration fees                                                     53,291             48,419         (21,315)(D)          80,395
Professional fees                                                     16,986             29,282          (6,795)(D)          39,473
Custody and accounting expense                                        30,271             49,555         (12,110)(D)          67,716
Director/ Trustee fees                                                 6,046             11,790                              17,836
Miscellaneous expense                                                 24,201              9,272                              33,473
                                                                ------------        -----------    ------------        ------------
          Total expenses                                           3,114,261          1,958,420        (282,161)          4,790,520
                                                                ------------        -----------    ------------        ------------
Less:
          Net waived and reimbursed fees                             (49,885)                --          49,885(B)               --
                                                                ------------        -----------    ------------        ------------
          Net expenses                                             3,064,376          1,958,420        (232,276)          4,790,520
                                                                ------------        -----------    ------------        ------------
Net investment income                                              3,050,997          1,794,915         232,276           5,078,188
                                                                ------------        -----------    ------------        ------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
           FOREIGN CURRENCY RELATED TRANSACTIONS:
 Net realized gain (loss) on:
           Investments                                            14,486,481          8,697,649                          23,184,130
           Foreign currencey related transactions                     20,045                 --                              20,045
           Futures                                                        --            112,103                             112,103
                                                                ------------        -----------    ------------        ------------
 Net realized gain on investments, foreign currency
   related transactions and futures                               14,506,526          8,809,752              --          23,316,278
                                                                ------------        -----------    ------------        ------------
 Net change in unrealized appreciation or depreciation on:
           Investments                                           (15,012,958)        (3,394,438)                        (18,407,396)
           Foreign currencey related transactions                       (388)             2,901                               2,513
           Futures                                                        --            (44,047)                            (44,047)
                                                                ------------        -----------    ------------        ------------
 Net change in unrealized appreciation or depreciation
   on investments, foreign currency related transactions
   and futures                                                   (15,013,346)        (3,435,584)             --         (18,448,930)
Net realized and unrealized gain (loss) on investments,
   foreign currency related transactions and futures                (506,820)         5,374,168              --           4,867,348
                                                                ------------        -----------    ------------        ------------
          INCREASE(DECREASE) IN NET ASSETS RESULTING
                  FROM OPERATIONS                               $  2,544,177        $ 7,169,083    $    232,276        $  9,945,536
                                                                ============        ===========    ============        ============


*Foreign taxes withheld

-----------------------------

(A) Reflects adjustment in expenses due to effects of new contractual rates effective December 5, 2005.

(B) Reflects adjustment in expenses due to effects of new contractual rates as a result of the merger.

(C)   Reflects adjustment in expenses due to merging Class Q into Class A.

(D) Reflects adjustment in expenses due to elimination of duplicative services.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments as of November 30, 2005

    ING         ING     PRO FORMA                                                                   ING         ING       PRO FORMA
CONVERTIBLE  BALANCED  (UNAUDITED)                                                              CONVERTIBLE    BALANCED  (UNAUDITED)
-----------------------------------------                                                       ------------------------------------

               SHARES                                                                                          VALUE
-----------------------------------------                                                       ------------------------------------
COMMON STOCK: 33.9%
                                                ADVERTISING: 0.0%
        --      1,044        1,044  L           Catalina Marketing Corp.                                  --     27,635       27,635
                                                                                                ------------------------------------
                                                                                                          --     27,635       27,635
                                                                                                ------------------------------------

                                                AEROSPACE/DEFENSE: 1.1%
        --        640          640  @,L         Alliant Techsystems, Inc.                                 --     48,563       48,563
        --     13,325       13,325              Boeing Co.                                                --    908,631      908,631
        --        161          161              Engineered Support Systems, Inc.                          --      6,506        6,506
        --      4,700        4,700              General Dynamics Corp.                                    --    537,210      537,210
        --        428          428              Kaman Corp.                                               --      8,222        8,222
        --      8,850        8,850              Lockheed Martin Corp.                                     --    536,310      536,310
        --        496          496  @           Moog, Inc.                                                --     14,528       14,528
        --     12,295       12,295              Raytheon Co.                                              --    472,374      472,374
        --      5,800        5,800              Rockwell Collins, Inc.                                    --    265,060      265,060
        --        455          455  @           Teledyne Technologies, Inc.                               --     14,897       14,897
        --      6,850        6,850              United Technologies Corp.                                 --    368,804      368,804
                                                                                                ------------------------------------
                                                                                                          --  3,181,105    3,181,105
                                                                                                ------------------------------------

                                                AGRICULTURE: 0.6%
        --     13,525       13,525              Altria Group, Inc.                                        --    984,485      984,485
        --     18,700       18,700              Archer-Daniels-Midland Co.                                --    441,422      441,422
        --      2,900        2,900  L           Reynolds American, Inc.                                   --    258,158      258,158
                                                                                                ------------------------------------
                                                                                                          --  1,684,065    1,684,065
                                                                                                ------------------------------------

                                                AIRLINES: 0.2%
        --        740          740  @,L         Alaska Air Group, Inc.                                    --     26,070       26,070
        --        537          537  @,L         Mesa Air Group, Inc.                                      --      5,520        5,520
        --        637          637              Skywest, Inc.                                             --     18,919       18,919
        --     22,700       22,700              Southwest Airlines Co.                                    --    374,550      374,550
                                                                                                ------------------------------------
                                                                                                          --    425,059      425,059
                                                                                                ------------------------------------

                                                APPAREL: 0.3%
        --     12,200       12,200  @           Coach, Inc.                                               --    420,045      420,045
        --        560          560  @           Gymboree Corp.                                            --     12,634       12,634
        --        390          390              K-Swiss, Inc.                                             --     12,180       12,180
        --        960          960              Polo Ralph Lauren Corp.                                   --     51,456       51,456
        --        470          470  @,L         Quiksilver, Inc.                                          --      5,772        5,772
        --      1,180        1,180  @           Timberland Co.                                            --     39,046       39,046
        --      3,225        3,225              VF Corp.                                                  --    182,696      182,696
                                                                                                ------------------------------------
                                                                                                          --    723,829      723,829
                                                                                                ------------------------------------

                                                AUTO MANUFACTURERS: 0.2%
        --     53,200       53,200  L           Ford Motor Co.                                            --    432,516      432,516
        --        634          634              Oshkosh Truck Corp.                                       --     28,486       28,486
                                                                                                ------------------------------------
                                                                                                          --    461,002      461,002
                                                                                                ------------------------------------


                                                AUTO PARTS AND EQUIPMENT: 0.0%
        --      5,800        5,800  @,L         Goodyear Tire & Rubber Co.                                --     99,354       99,354
        --        920          920              Modine Manufacturing Co.                                  --     30,627       30,627
                                                                                                ------------------------------------
                                                                                                          --    129,981      129,981
                                                                                                ------------------------------------

                                                BANKS: 1.7%
        --     43,275       43,275              Bank of America Corp.                                     --  1,985,890    1,985,890
        --        415          415              Central Pacific Financial Corp.                           --     15,189       15,189
        --      5,300        5,300              Comerica, Inc.                                            --    305,651      305,651
        --        211          211              East-West Bancorp, Inc.                                   --      7,984        7,984
        --      1,250        1,250  @@          First Bancorp Puerto Rico                                 --     15,125       15,125
        --        355          355              First Republic Bank                                       --     13,763       13,763
        --        800          800  L           Fremont General Corp.                                     --     18,728       18,728
        --        180          180              Hudson United Bancorp                                     --      7,578        7,578
        --        444          444              Mercantile Bankshares Corp.                               --     26,378       26,378
        --      7,199        7,199              PNC Financial Services Group, Inc.                        --    459,080      459,080
        --        275          275              South Financial Group, Inc.                               --      8,159        8,159
        --     12,000       12,000              U.S. Bancorp                                              --    363,360      363,360
        --      9,825        9,825              Wachovia Corp.                                            --    524,655      524,655
        --     11,050       11,050              Wells Fargo & Co.                                         --    694,493      694,493
        --      1,163        1,163              Wilmington Trust Corp.                                    --     47,090       47,090
                                                                                                ------------------------------------
                                                                                                          --  4,493,123    4,493,123
                                                                                                ------------------------------------

                                                BEVERAGES: 0.8%
        --     27,375       27,375              Coca-Cola Co.                                             --  1,168,639    1,168,639
        --     21,300       21,300              PepsiCo, Inc.                                             --  1,260,960    1,260,960
                                                                                                ------------------------------------
                                                                                                          --  2,429,599    2,429,599
                                                                                                ------------------------------------

                                                BIOTECHNOLOGY: 0.2%
        --      8,100        8,100  @           Amgen, Inc.                                                     655,533      655,533
        --      1,312        1,312  @           Savient Pharmaceuticals, Inc.                             --      4,907        4,907
                                                                                                ------------------------------------
                                                                                                          --    660,440      660,440
                                                                                                ------------------------------------

                                                BUILDING MATERIALS: 0.0%
        --        280          280  @           Drew Industries, Inc.                                     --      8,434        8,434
        --        475          475              Florida Rock Industries, Inc.                             --     23,688       23,688
        --        800          800              Martin Marietta Materials, Inc.                           --     60,088       60,088
                                                                                                ------------------------------------
                                                                                                          --     92,210       92,210
                                                                                                ------------------------------------

                                                CHEMICALS: 0.4%
        --      1,400        1,400              Chemtura Corp.                                            --     16,870       16,870
        --      6,250        6,250              Dow Chemical Co.                                          --    282,813      282,813
        --      6,325        6,325              E.I. du Pont de Nemours & Co.                             --    270,394      270,394
        --      1,240        1,240              Ferro Corp.                                               --     23,436       23,436
        --        893          893  @           FMC Corp.                                                 --     47,481       47,481
        --      1,214        1,214              Lyondell Chemical Co.                                     --     30,872       30,872
        --      5,475        5,475              PPG Industries, Inc.                                      --    332,496      332,496
                                                                                                ------------------------------------
                                                                                                          --  1,004,362    1,004,362
                                                                                                ------------------------------------

                                                COAL: 0.0%
        --        690          690              Peabody Energy Corp.                                      --     54,413       54,413
                                                                                                ------------------------------------
                                                                                                          --     54,413       54,413
                                                                                                ------------------------------------

                                                COMMERCIAL SERVICES: 0.4%
        --        330          330              Administaff, Inc.                                         --     14,867       14,867
        --      1,110        1,110  @,L         Alliance Data Systems Corp.                               --     42,813       42,813
        --      1,570        1,570  @,L         Career Education Corp.                                    --     58,561       58,561
        --        225          225  @           Consolidated Graphics, Inc.                               --     11,518       11,518
        --        617          617              Corporate Executive Board Co.                             --     53,377       53,377
        --        130          130              CPI Corp.                                                 --      2,288        2,288
        --      1,315        1,315  @,L         Education Management Corp.                                --     44,381       44,381
        --      4,325        4,325              Equifax, Inc.                                             --    165,648      165,648
        --     10,200       10,200              H&R Block, Inc.                                           --    249,287      249,287
        --        460          460              Manpower, Inc.                                            --     21,367       21,367
        --      9,000        9,000              McKesson Corp.                                            --    452,699      452,699
        --        428          428  @           Pharmaceutical Product Development, Inc.                  --     24,948       24,948
        --        185          185  L           Pre-Paid Legal Services, Inc.                             --      7,872        7,872
        --      1,169        1,169  @           Sotheby's Holdings, Inc.                                  --     22,246       22,246
        --      1,150        1,150  @           Spherion Corp.                                            --     11,270       11,270
        --        190          190  @           Vertrue, Inc.                                             --      6,865        6,865
                                                                                                ------------------------------------
                                                                                                          --  1,190,007    1,190,007
                                                                                                ------------------------------------

                                                COMPUTERS: 1.7%
        --     13,200       13,200  @           Apple Computer, Inc.                                      --    895,224      895,224
        --        115          115  @,L         CACI Intl., Inc.                                          --      6,366        6,366
        --      3,377        3,377  @,L         Cadence Design Systems, Inc.                              --     57,882       57,882
        --        675          675  @           Cognizant Technology Solutions Corp.                      --     32,798       32,798
        --     34,225       34,225  @           Dell, Inc.                                                --  1,032,226    1,032,226
        --        890          890  @,L         DST Systems, Inc.                                         --     52,928       52,928
        --     47,700       47,700  @           EMC Corp.                                                 --    664,461      664,461
        --     39,250       39,250              Hewlett-Packard Co.                                       --  1,164,547    1,164,547
        --        720          720              Imation Corp.                                             --     31,651       31,651
        --     10,425       10,425              International Business Machines Corp.                     --    926,783      926,783
        --        135          135  @,L         Kronos, Inc.                                              --      6,390        6,390
        --        411          411  @           Micros Systems, Inc.                                      --     19,855       19,855
        --        310          310              MTS Systems Corp.                                         --     10,934       10,934
        --        460          460  @           Radiant Systems, Inc.                                     --      5,994        5,994
        --        860          860  @,L         Sandisk Corp.                                             --     43,912       43,912
        --      2,170        2,170  @,L         Synopsys, Inc.                                            --     42,358       42,358
        --        320          320              Talx Corp.                                                --     13,200       13,200
        --      3,290        3,290  @,L         Western Digital Corp.                                     --     49,087       49,087
                                                                                                ------------------------------------
                                                                                                          --  5,056,596    5,056,596
                                                                                                ------------------------------------

                                                COSMETICS/PERSONAL CARE: 0.7%
        --     11,200       11,200              Colgate-Palmolive Co.                                     --    610,624      610,624
        --     22,075       22,075  L           Procter & Gamble Co.                                      --  1,262,469    1,262,469
                                                                                                ------------------------------------
                                                                                                          --  1,873,093    1,873,093
                                                                                                ------------------------------------

                                                DISTRIBUTION/WHOLESALE: 0.1%
        --        177          177  L           Building Material Holding Corp.                           --     14,572       14,572
        --      5,700        5,700              Genuine Parts Co.                                         --    252,567      252,567
        --        215          215              SCP Pool Corp.                                            --      8,370        8,370
        --        370          370  @,L         United Stationers, Inc.                                   --     18,130       18,130
                                                                                                ------------------------------------
                                                                                                          --    293,639      293,639
                                                                                                ------------------------------------

                                                DIVERSIFIED FINANCIAL SERVICES: 2.5%
        --      8,175        8,175              American Express Co.                                      --    420,359      420,359
        --      2,244        2,244  @,L         AmeriCredit Corp.                                         --     55,651       55,651
        --     28,500       28,500              Charles Schwab Corp.                                      --    434,625      434,625
        --     34,000       34,000              Citigroup, Inc.                                           --  1,651,040    1,651,040
        --      6,125        6,125              Fannie Mae                                                --    294,306      294,306
        --      7,000        7,000              Goldman Sachs Group, Inc.                                 --    902,720      902,720
        --      1,190        1,190  L           IndyMac Bancorp, Inc.                                     --     45,553       45,553
        --        497          497  @           Investment Technology Group, Inc.                         --     19,328       19,328
        --     23,000       23,000  L           J.P. Morgan Chase & Co.                                   --    879,750      879,750
        --        602          602              Legg Mason, Inc.                                          --     73,835       73,835

        --      5,300        5,300              Lehman Brothers Holdings, Inc.                            --    667,800      667,800
        --     14,125       14,125              Merrill Lynch & Co., Inc.                                 --    938,183      938,183
        --     16,650       16,650              Morgan Stanley                                            --    932,900      932,900
        --        300          300  @,L         Portfolio Recovery Associates, Inc.                       --     11,496       11,496
        --        350          350  @           World Acceptance Corp.                                    --      9,639        9,639
                                                                                                ------------------------------------
                                                                                                          --  7,337,185    7,337,185
                                                                                                ------------------------------------

                                                ELECTRIC: 0.6%
        --      2,418        2,418              Alliant Energy Corp.                                      --     68,550       68,550
        --      2,500        2,500              Dominion Resources, Inc.                                  --    189,875      189,875
        --      6,100        6,100  L           Duke Energy Corp.                                         --    163,846      163,846
        --     11,200       11,200  L           Edison Intl.                                              --    505,344      505,344
        --        780          780              SCANA Corp.                                               --     30,904       30,904
        --      5,600        5,600              Southern Co.                                              --    194,376      194,376
        --      6,400        6,400              TXU Corp.                                                 --    656,832      656,832
        --        800          800              Wisconsin Energy Corp.                                    --     30,360       30,360
                                                                                                ------------------------------------
                                                                                                          --  1,840,087    1,840,087
                                                                                                ------------------------------------

                                                ELECTRICAL COMPONENTS AND EQUIPMENT: 0.2%
        --      1,160        1,160              Ametek, Inc.                                              --     49,428       49,428
        --      8,522        8,522              Emerson Electric Co.                                      --    644,348      644,348
                                                                                                ------------------------------------
                                                                                                          --    693,776      693,776
                                                                                                ------------------------------------

                                                ELECTRONICS: 0.3%
        --     13,200       13,200  @           Agilent Technologies, Inc.                                --    470,712      470,712
        --      1,591        1,591  @           Arrow Electronics, Inc.                                   --     49,321       49,321
        --      2,070        2,070  @           Avnet, Inc.                                               --     46,575       46,575
        --        455          455  @           Coherent, Inc.                                            --     14,373       14,373
        --        450          450  @           Cymer, Inc.                                               --     17,199       17,199
        --        285          285  @,L         Flir Systems, Inc.                                        --      7,045        7,045
        --        325          325  @           Itron, Inc.                                               --     15,194       15,194
        --     16,700       16,700  @           Sanmina-SCI Corp.                                         --     69,138       69,138
        --     31,288       31,288  @,L         Solectron Corp.                                           --    112,324      112,324
        --        225          225  @           Trimble Navigation Ltd.                                   --      7,331        7,331
        --        779          779  @,L         Varian, Inc.                                              --     32,687       32,687
                                                                                                ------------------------------------
                                                                                                          --    841,899      841,899
                                                                                                ------------------------------------

                                                ENERGY-ALTERNATE SOURCES: 0.0%
        --        500          500  @,L         Headwaters, Inc.                                                 17,815       17,815
                                                                                                ------------------------------------
                                                                                                          --     17,815       17,815
                                                                                                ------------------------------------

                                                ENGINEERING AND CONSTRUCTION: 0.0%
        --        220          220  @           EMCOR Group, Inc.                                         --     15,565       15,565
        --        300          300  @           Shaw Group, Inc.                                          --      8,667        8,667
        --        160          160  @,L         URS Corp.                                                 --      6,739        6,739
                                                                                                ------------------------------------
                                                                                                          --     30,971       30,971
                                                                                                ------------------------------------

                                                ENTERTAINMENT: 0.0%
        --        610          610              GTECH Holdings Corp.                                             18,666       18,666
                                                                                                ------------------------------------
                                                                                                          --     18,666       18,666
                                                                                                ------------------------------------

                                                ENVIRONMENTAL CONTROL: 0.0%
        --        675          675              Republic Services, Inc.                                          24,199       24,199
        --        100          100  @           Tetra Tech, Inc.                                          --      1,560        1,560
                                                                                                ------------------------------------
                                                                                                          --     25,759       25,759
                                                                                                ------------------------------------

                                                FOOD: 0.7%
        --        245          245              Corn Products Intl., Inc.                                 --      5,451        5,451
    30,000        810       30,810  @,L         Dean Foods Co.                                     1,145,700     30,934    1,176,634
        --        550          550              Flowers Foods, Inc.                                              14,256       14,256
        --      9,625        9,625              General Mills, Inc.                                       --    457,476      457,476
        --      1,375        1,375              Hormel Foods Corp.                                        --     45,100       45,100
        --        211          211              Nash Finch Co.                                            --      5,670        5,670
        --        440          440  @           Performance Food Group Co.                                --     12,496       12,496
        --        326          326  @           Ralcorp Holdings, Inc.                                    --     13,591       13,591
        --      4,307        4,307              SUPERVALU, Inc.                                           --    140,925      140,925
     6,000         --        6,000              TreeHouse Foods, Inc.                                118,320         --      118,320
        --        380          380  L           Whole Foods Market, Inc.                                  --     55,966       55,966
                                                                                                ------------------------------------
                                                                                                   1,264,020    781,865    2,045,885
                                                                                                ------------------------------------

                                                FOREST PRODUCTS AND PAPER: 0.0%
        --      2,814        2,814              Louisiana-Pacific Corp.                                   --     75,893       75,893
        --        580          580              Rock-Tenn Co.                                             --      7,749        7,749
                                                                                                ------------------------------------
                                                                                                          --     83,642       83,642
                                                                                                ------------------------------------

                                                GAS: 0.2%
        --        950          950              Atmos Energy Corp.                                        --     25,242       25,242
        --        300          300              Energen Corp.                                             --     11,010       11,010
        --      1,500        1,500  L           Nicor, Inc.                                               --     60,150       60,150
        --      9,162        9,162              Sempra Energy                                             --    402,670      402,670
        --        370          370  @           Southern Union Co.                                        --      8,732        8,732
        --      1,200        1,200              UGI Corp.                                                 --     26,400       26,400
        --      1,460        1,460              WGL Holdings, Inc.                                        --     44,413       44,413
                                                                                                ------------------------------------
                                                                                                          --    578,617      578,617
                                                                                                ------------------------------------


                                                HEALTHCARE-PRODUCTS: 0.7%
        --        960          960              Beckman Coulter, Inc.                                     --     53,462       53,462

        --        170          170              Cooper Cos., Inc.                                         --      9,316        9,316
        --      1,077        1,077              Dentsply Intl., Inc.                                      --     59,914       59,914
        --        330          330  @           Haemonetics Corp.                                         --     16,873       16,873
        --        268          268  @           Hologic, Inc.                                             --     19,047       19,047
        --        128          128  @           Idexx Laboratories, Inc.                                  --      9,158        9,158
        --        640          640  @           Immucor, Inc.                                             --     15,853       15,853
        --     19,500       19,500              Johnson & Johnson                                         --  1,204,125    1,204,125
        --      7,700        7,700              Medtronic, Inc.                                           --    427,889      427,889
        --        270          270  @           Resmed, Inc.                                              --     11,016       11,016
        --        662          662  @           Respironics, Inc.                                         --     25,606       25,606
        --        690          690  @           Varian Medical Systems, Inc.                              --     35,066       35,066
        --        118          118              Vital Signs, Inc.                                         --      5,632        5,632
                                                                                                ------------------------------------
                                                                                                          --  1,892,957    1,892,957
                                                                                                ------------------------------------

                                                HEALTHCARE-SERVICES: 1.5%
        --      6,250        6,250              Aetna, Inc.                                               --    578,063      578,063
        --      1,390        1,390  @           Community Health Systems, Inc.                            --     55,725       55,725
        --      5,300        5,300  @,L         Coventry Health Care, Inc.                                --    315,721      315,721
        --      1,420        1,420  @           Health Net, Inc.                                          --     72,463       72,463
        --      5,425        5,425  @           Humana, Inc.                                              --    248,628      248,628
        --      1,380        1,380  @,L         Lincare Holdings, Inc.                                    --     59,243       59,243
        --        663          663  @,L         Odyssey Healthcare, Inc.                                  --     12,279       12,279
        --        990          990  @           Pacificare Health Systems, Inc.                           --     85,180       85,180
        --        250          250  @,L         Pediatrix Medical Group, Inc.                             --     21,140       21,140
        --        270          270  @,L         Sierra Health Services, Inc.                              --     21,119       21,119
        --     18,050       18,050              UnitedHealth Group, Inc.                                  --  1,080,472    1,080,472
    12,000     10,500       22,500  @           WellPoint, Inc.                                      921,960    806,715    1,728,675
                                                                                                ------------------------------------
                                                                                                     921,960  3,356,748    4,278,708
                                                                                                ------------------------------------

                                                HOME BUILDERS: 0.0%
        --        125          125  L           MDC Holdings, Inc.                                        --      8,516        8,516
        --         90           90  @,L         Meritage Homes Corp.                                      --      5,982        5,982
        --         45           45  @,L         NVR, Inc.                                                 --     30,926       30,926
        --        240          240              Standard-Pacific Corp.                                    --      9,046        9,046
        --        630          630  @,L         Toll Brothers, Inc.                                       --     21,672       21,672
                                                                                                ------------------------------------
                                                                                                          --     76,142       76,142
                                                                                                ------------------------------------

                                                HOME FURNISHINGS: 0.0%
        --        350          350              Harman Intl. Industries, Inc.                             --     34,125       34,125
                                                                                                ------------------------------------
                                                                                                          --     34,125       34,125
                                                                                                ------------------------------------

                                                HOUSEHOLD PRODUCTS/WARES: 0.0%
        --      1,420        1,420  L           American Greetings Corp.                                  --     37,204       37,204
        --        270          270              CNS Inc.                                                  --      6,210        6,210
                                                                                                ------------------------------------
                                                                                                          --     43,414       43,414
                                                                                                ------------------------------------

                                                HOUSEWARES: 0.0%
        --        470          470              Toro Co.                                                  --     18,889       18,889
                                                                                                ------------------------------------
                                                                                                          --     18,889       18,889
                                                                                                ------------------------------------

                                                INVESTMENT COMPANIES: 1.5%
    35,000         --       35,000              SPDR Trust Series 1                                4,389,350         --    4,389,350
                                                                                                ------------------------------------
                                                                                                   4,389,350               4,389,350
                                                                                                ------------------------------------

                                                INSURANCE: 1.7%
        --        995          995              American Financial Group, Inc.                            --     36,964       36,964
        --     16,950       16,950              American Intl. Group, Inc.                                --  1,138,022    1,138,022
        --        730          730  L           AmerUs Group Co.                                          --     42,873       42,873
        --      4,950        4,950              Chubb Corp.                                               --    479,358      479,358
        --        335          335  @@          Everest Re Group Ltd.                                     --     35,215       35,215
        --      2,091        2,091              Fidelity National Financial, Inc.                         --     79,082       79,082
        --      1,340        1,340              First American Corp.                                      --     63,047       63,047
        --      1,163        1,163              Horace Mann Educators Corp.                               --     22,027       22,027
        --        245          245              Landamerica Financial Group Inc.                          --     15,864       15,864
        --      5,700        5,700  L           Lincoln National Corp.                                    --    296,286      296,286
        --      4,402        4,402              Loews Corp.                                               --    425,145      425,145
        --     14,200       14,200              MetLife, Inc.                                             --    730,448      730,448
        --        991          991              Old Republic Intl. Corp.                                  --     26,371       26,371
        --         75           75  @           Philadelphia Consolidated Holding Co.                     --      7,268        7,268
        --      8,420        8,420              Principal Financial Group                                 --    426,641      426,641
        --      1,152        1,152              Protective Life Corp.                                     --     50,895       50,895
        --      9,514        9,514              Prudential Financial, Inc.                                --    736,384      736,384
        --      1,150        1,150              Radian Group, Inc.                                        --     65,044       65,044
        --      4,111        4,111              Safeco Corp.                                              --    231,244      231,244
        --        340          340              Selective Insurance Group, Inc.                           --     19,030       19,030
        --        264          264              Stewart Information Services Corp.                        --     13,348       13,348
        --        435          435              UICI                                                      --     15,495       15,495
        --      1,510        1,510              WR Berkley Corp.                                          --     70,396       70,396
        --        397          397              Zenith National Insurance Corp.                           --     18,818       18,818
                                                                                                ------------------------------------
                                                                                                          --  5,045,265    5,045,265
                                                                                                ------------------------------------

                                                INTERNET: 0.3%
        --      9,100        9,100  @           Amazon.com, Inc.                                          --    440,986      440,986
        --        430          430  @           Checkfree Corp.                                           --     20,146       20,146
        --      6,900        6,900  @,L         eBay, Inc.                                                --    309,189      309,189
        --        563          563  @,L         Internet Security Systems, Inc.                           --     12,870       12,870
        --      1,047        1,047  @           Macromedia, Inc.                                          --     46,968       46,968
        --      2,010        2,010  @,L         McAfee, Inc.                                              --     55,898       55,898

        --        700          700  @,L         Secure Computing Corp.                                    --      9,618        9,618
        --        100          100  @,L         Websense, Inc.                                            --      6,495        6,495
                                                                                                ------------------------------------
                                                                                                          --    902,170      902,170
                                                                                                ------------------------------------

                                                IRON/STEEL: 0.1%
        --         80           80  L           Cleveland-Cliffs, Inc.                                    --      7,623        7,623
        --      5,000        5,000  L           Nucor Corp.                                               --    335,400      335,400
                                                                                                ------------------------------------
                                                                                                          --    343,023      343,023
                                                                                                ------------------------------------

                                                LEISURE TIME: 0.1%
        --        610          610  @,L         Bally Total Fitness Holding Corp.                         --      4,276        4,276
        --      3,200        3,200  L           Carnival Corp.                                            --    174,369      174,369
        --        479          479  @,L         Multimedia Games, Inc.                                    --      4,876        4,876
        --        160          160  L           Polaris Industries, Inc.                                  --      7,910        7,910
                                                                                                ------------------------------------
                                                                                                          --    191,431      191,431
                                                                                                ------------------------------------

                                                MACHINERY-CONSTRUCTION AND MINING: 0.0%
        --        500          500              JLG Industries, Inc.                                      --     22,750       22,750
        --        430          430              Joy Global, Inc.                                          --     22,743       22,743
                                                                                                ------------------------------------
                                                                                                          --     45,493       45,493
                                                                                                ------------------------------------

                                                MACHINERY-DIVERSIFIED: 0.0%
        --        405          405              Applied Industrial Technologies, Inc.                     --     12,940       12,940
        --        210          210              Briggs & Stratton Corp.                                   --      7,600        7,600
        --        200          200              Cognex Corp.                                              --      6,188        6,188
        --        192          192              IDEX Corp.                                                --      8,475        8,475
        --        800          800              Nordson, Corp.                                            --     31,856       31,856
                                                                                                ------------------------------------
                                                                                                          --     67,059       67,059
                                                                                                ------------------------------------

                                                MEDIA: 0.7%
        --     14,550       14,550  @,L         Comcast Corp.                                             --    384,120      384,120
        --      9,800        9,800              McGraw-Hill Cos., Inc.                                    --    519,890      519,890
        --     16,200       16,200              News Corp.                                                --    239,922      239,922
        --     29,250       29,250  @           Time Warner, Inc.                                         --    525,915      525,915
        --     10,200       10,200              Viacom, Inc.                                              --    340,680      340,680
        --         25           25              Washington Post Co.                                       --     18,425       18,425
                                                                                                ------------------------------------
                                                                                                          --  2,028,952    2,028,952
                                                                                                ------------------------------------

                                                METAL FABRICATE/HARDWARE: 0.1%
        --        180          180  L           AM Castle & Co.                                           --      3,717        3,717
        --        630          630              Commercial Metals Co.                                     --     22,113       22,113
        --        430          430              Kaydon Corp.                                              --     13,915       13,915
        --      1,590        1,590              Precision Castparts Corp.                                 --     81,074       81,074
        --        299          299              Quanex Corp.                                              --     18,493       18,493
                                                                                                ------------------------------------
                                                                                                          --    139,312      139,312
                                                                                                ------------------------------------

                                                MINING: 0.3%
        --      5,700        5,700  @           Freeport-McMoRan Copper & Gold, Inc.                      --    297,027      297,027
        --      2,900        2,900              Newmont Mining Corp.                                      --    133,748      133,748
        --      3,000        3,000  L           Phelps Dodge Corp.                                        --    407,010      407,010
                                                                                                ------------------------------------
                                                                                                          --    837,785      837,785
                                                                                                ------------------------------------

                                                MISCELLANEOUS MANUFACTURING: 1.7%
        --     11,900       11,900              3M Co.                                                    --    933,912      933,912
        --        560          560              Acuity Brands, Inc.                                       --     17,410       17,410
        --        367          367              AptarGroup, Inc.                                          --     20,130       20,130
        --      1,330        1,330              Donaldson Co., Inc.                                       --     44,475       44,475
        --        390          390  @           EnPro Industries, Inc.                                    --     11,252       11,252
    36,000     69,850      105,850              General Electric Co.                               1,285,920  2,495,042    3,780,962
        --        320          320              Roper Industries, Inc.                                    --     12,608       12,608
        --        706          706              Teleflex, Inc.                                            --     46,716       46,716
                                                                                                ------------------------------------
                                                                                                   1,285,920  3,581,545    4,867,465
                                                                                                ------------------------------------

                                                OFFICE FURNISHINGS: 0.0%
        --      1,309        1,309              Herman Miller, Inc.                                       --     40,042       40,042
        --        949          949              HNI Corp.                                                 --     47,830       47,830
                                                                                                ------------------------------------
                                                                                                          --     87,872       87,872
                                                                                                ------------------------------------

                                                OIL AND GAS: 3.1%
        --      7,225        7,225              Burlington Resources, Inc.                                --    522,006      522,006
        --     24,562       24,562              ChevronTexaco Corp.                                       --  1,407,648    1,407,648
        --        725          725  @           Cimarex Energy Co.                                        --     28,210       28,210
        --     17,250       17,250              ConocoPhillips                                            --  1,043,798    1,043,798
        --      9,000        9,000              Devon Energy Corp.                                        --    541,800      541,800
        --        600          600              ENSCO Intl., Inc.                                         --     28,416       28,416
        --      5,700        5,700              EOG Resources, Inc.                                       --    408,975      408,975
        --     53,125       53,125              Exxon Mobil Corp.                                         --  3,082,844    3,082,844
        --        600          600  L           Frontier Oil Corp.                                        --     22,608       22,608
        --        870          870              Helmerich & Payne, Inc.                                   --     50,477       50,477
        --      2,060        2,060              Noble Energy, Inc.                                        --     76,982       76,982
        --      7,500        7,500              Occidental Petroleum Corp.                                --    594,750      594,750
        --        310          310  @,L         Petroleum Development Corp.                               --     10,463       10,463
        --        980          980  L           Pogo Producing Co.                                        --     48,020       48,020
        --      2,150        2,150  @           Pride Intl., Inc.                                         --     64,049       64,049
        --        620          620  @           Southwestern Energy Co.                                   --     21,123       21,123
        --        583          583  L           St. Mary Land & Exploration Co.                           --     20,766       20,766
        --        350          350  @,L         Stone Energy Corp.                                        --     15,540       15,540
        --      4,050        4,050  L           Sunoco, Inc.                                              --    312,660      312,660

        --        360          360  @,L         Swift Energy Co.                                          --     16,628       16,628
        --      5,750        5,750              Valero Energy Corp.                                       --    553,150      553,150
        --      1,740        1,740              Vintage Petroleum, Inc.                                   --     91,141       91,141
                                                                                                ------------------------------------
                                                                                                          --  8,962,054    8,962,054
                                                                                                ------------------------------------

                                                OIL AND GAS SERVICES: 0.2%
        --        790          790  @           Cooper Cameron Corp.                                      --     62,908       62,908
        --      3,500        3,500              Schlumberger Ltd.                                         --    335,055      335,055
        --      1,030        1,030              Tidewater, Inc.                                           --     46,556       46,556
        --        480          480  @,L         Veritas DGC, Inc.                                         --     15,696       15,696
                                                                                                ------------------------------------
                                                                                                          --    460,215      460,215
                                                                                                ------------------------------------

                                                PHARMACEUTICALS: 1.4%
        --      9,800        9,800              Abbott Laboratories                                       --    369,558      369,558
        --        570          570              Alpharma, Inc.                                            --     15,059       15,059
        --      3,400        3,400              AmerisourceBergen Corp.                                   --    273,190      273,190
        --      1,320        1,320  @           Barr Pharmaceuticals, Inc.                                --     75,702       75,702
        --      9,300        9,300              Cardinal Health, Inc.                                     --    594,735      594,735
        --      4,700        4,700  @           Express Scripts, Inc.                                     --    396,962      396,962
        --      5,300        5,300  @           Hospira, Inc.                                             --    233,995      233,995
        --      1,140        1,140  @           IVAX Corp.                                                --     34,154       34,154
        --      7,800        7,800  @           King Pharmaceuticals, Inc.                                --    122,694      122,694
        --     32,100       32,100              Merck & Co., Inc.                                         --    943,740      943,740
        --        570          570              Omnicare, Inc.                                            --     32,462       32,462
        --     47,475       47,475              Pfizer, Inc.                                              --  1,006,470    1,006,470
        --        160          160  @,L         USANA Health Sciences, Inc.                               --      6,317        6,317
                                                                                                ------------------------------------
                                                                                                          --  4,105,038    4,105,038
                                                                                                ------------------------------------

                                                PIPELINES: 0.0%
        --        830          830  L           Equitable Resources, Inc.                                 --     31,034       31,034
        --      1,310        1,310              Questar Corp.                                             --     97,673       97,673
                                                                                                ------------------------------------
                                                                                                          --    128,707      128,707
                                                                                                ------------------------------------

                                                REAL ESTATE INVESTMENT TRUSTS: 0.0%
        --        180          180  L           Colonial Properties Trust                                 --      7,907        7,907
        --        590          590  L           Developers Diversified Realty Corp.                       --     26,727       26,727
        --         90           90  L           Essex Property Trust, Inc.                                --      8,253        8,253
        --        215          215  L           New Century Financial Corp.                               --      7,777        7,777
                                                                                                ------------------------------------
                                                                                                          --     50,664       50,664
                                                                                                ------------------------------------

                                                RETAIL: 2.4%
        --        455          455              Abercrombie & Fitch Co.                                   --     27,901       27,901
        --        570          570  @           Advance Auto Parts, Inc.                                  --     24,134       24,134
        --      2,180        2,180              American Eagle Outfitters, Inc.                           --     49,617       49,617
        --      1,060        1,060              Barnes & Noble, Inc.                                      --     42,760       42,760
        --     10,275       10,275  L           Best Buy Co., Inc.                                        --    495,666      495,666
        --        280          280              Burlington Coat Factory Warehouse Corp.                   --     11,099       11,099
        --        568          568  L           Casey's General Stores, Inc.                              --     13,075       13,075
        --        527          527              Cato Corp.                                                --     11,383       11,383
        --        440          440  @           CEC Entertainment, Inc.                                   --     15,752       15,752
        --      2,000        2,000  @,L         Chico's FAS, Inc.                                         --     88,220       88,220
        --        297          297  @,L         Childrens Place Retail Stores, Inc.                       --     14,731       14,731
        --      1,695        1,695              Claire's Stores, Inc.                                     --     48,358       48,358
        --      4,350        4,350              Darden Restaurants, Inc.                                  --    155,643      155,643
        --        330          330  @,L         Genesco, Inc.                                             --     13,085       13,085
        --        100          100  @,L         Guitar Center, Inc.                                       --      5,274        5,274
        --        511          511  @,L         Hibbett Sporting Goods, Inc.                              --     15,310       15,310
        --     13,850       13,850              Home Depot, Inc.                                          --    578,653      578,653
        --      7,625        7,625              J.C. Penney Co., Inc. Holding Co.                         --    400,084      400,084
        --        100          100  @,L         Jack in The Box, Inc.                                     --      3,360        3,360
        --        300          300              Landry's Restaurants, Inc.                                --      8,115        8,115
        --        290          290              Longs Drug Stores Corp.                                   --     12,363       12,363
                5,050        5,050  L           Lowe's Cos., Inc.                                         --    340,774      340,774
        --     22,600       22,600              McDonald's Corp.                                          --    765,010      765,010
        --        200          200  @,L         Men's Wearhouse, Inc.                                     --      5,860        5,860
        --        710          710              Michaels Stores, Inc.                                     --     26,554       26,554
        --      6,900        6,900              Nordstrom, Inc.                                           --    254,472      254,472
        --      1,760        1,760  @           O'Reilly Automotive, Inc.                                 --     53,574       53,574
        --      1,440        1,440  @           Pacific Sunwear of California, Inc.                       --     38,102       38,102
        --        310          310  @,L         Panera Bread Co.                                          --     21,080       21,080
        --        207          207  @,L         Papa John's Intl., Inc.                                   --     11,273       11,273
        --      1,630        1,630  @,L         Payless Shoesource, Inc.                                  --     37,246       37,246
        --        577          577  @,L         Select Comfort Corp.                                      --     13,831       13,831
        --        455          455  @,L         Shopko Stores, Inc.                                       --     13,049       13,049
        --        531          531              Sonic Automotive, Inc.                                    --     11,045       11,045
        --        235          235  @,L         Sonic Corp.                                               --      6,954        6,954
        --     19,400       19,400              Staples, Inc.                                             --    448,140      448,140
        --      5,000        5,000  @           Starbucks Corp.                                           --    152,250      152,250
        --      5,725        5,725              Target Corp.                                              --    306,345      306,345
        --        455          455  @           Too, Inc.                                                 --     14,392       14,392
        --        130          130  @,L         Tractor Supply Co.                                        --      7,002        7,002
    18,000     16,375       34,375              Wal-Mart Stores, Inc.                                874,080    795,169    1,669,249
        --      3,800        3,800              Wendy's Intl., Inc.                                       --    192,964      192,964
        --        610          610  @,L         Williams-Sonoma, Inc.                                     --     26,468       26,468
        --      8,100        8,100  L           Yum! Brands, Inc.                                         --    395,199      395,199
        --        200          200  @,L         Zale Corp.                                                --      5,580        5,580
                                                                                                ------------------------------------
                                                                                                     874,080  5,976,916    6,850,996
                                                                                                ------------------------------------

                                                SAVINGS AND LOANS: 0.0%
        --        260          260              Downey Financial Corp.                                    --     16,822       16,822
        --        245          245  @,L         FirstFed Financial Corp.                                  --     12,823       12,823
        --        450          450  @,L         Franklin Bank Corp.                                       --      8,325        8,325
                                                                                                ------------------------------------
                                                                                                          --     37,970       37,970
                                                                                                ------------------------------------

                                                SEMICONDUCTORS: 1.1%
        --        460          460  @           DSP Group, Inc.                                           --     11,960       11,960
        --     67,800       67,800              Intel Corp.                                               --  1,808,903    1,808,903
        --      1,610        1,610  @,L         Lam Research Corp.                                        --     60,439       60,439
        --      1,560        1,560  @           Micrel, Inc.                                              --     18,845       18,845
        --      2,260        2,260              Microchip Technology, Inc.                                --     75,394       75,394
        --        260          260  @,L         Microsemi Corp.                                           --      7,215        7,215
        --     11,300       11,300              National Semiconductor Corp.                              --    292,444      292,444
        --        880          880  @,L         Silicon Laboratories, Inc.                                --     34,188       34,188
        --        223          223  @           Supertex, Inc.                                            --      9,420        9,420
        --     26,050       26,050              Texas Instruments, Inc.                                   --    846,104      846,104
        --      3,690        3,690  @           Triquint Semiconductor, Inc.                              --     16,605       16,605
        --        155          155  @           Varian Semiconductor Equipment
                                                Associates, Inc.                                          --      6,823        6,823
                                                                                                ------------------------------------
                                                                                                          --  3,188,340    3,188,340
                                                                                                ------------------------------------

                                                SOFTWARE: 1.8%
        --      1,293        1,293  @           Activision, Inc.                                          --     17,210       17,210
        --        420          420  @,L         Advent Software, Inc.                                     --     12,029       12,029
        --        405          405  @,L         Ansys, Inc.                                               --     17,018       17,018
        --      7,400        7,400  @           Autodesk, Inc.                                            --    308,728      308,728
        --     12,300       12,300              Automatic Data Processing, Inc.                           --    578,100      578,100
        --      7,100        7,100  @           BMC Software, Inc.                                        --    145,479      145,479
        --        120          120  @,L         Cerner Corp.                                              --     11,568       11,568
        --      5,500        5,500  @,L         Citrix Systems, Inc.                                      --    149,270      149,270
        --     12,650       12,650  @           Compuware Corp.                                           --    116,760      116,760
        --        946          946  @           Dun & Bradstreet Corp.                                    --     61,490       61,490
        --        670          670  @           eFunds Corp.                                              --     13,795       13,795
        --        557          557  @,L         Filenet Corp.                                             --     15,006       15,006
        --        580          580              Global Payments, Inc.                                     --     25,392       25,392
        --        420          420  @           Hyperion Solutions Corp.                                  --     22,239       22,239
        --      6,000        6,000  @           Intuit, Inc.                                              --    321,420      321,420
        --        550          550  @           JDA Software Group, Inc.                                  --      8,250        8,250
        --     60,575       60,575              Microsoft Corp.                                           --  1,678,549    1,678,549
        --        404          404  @           MRO Software, Inc.                                        --      6,157        6,157
        --     11,400       11,400  @,L         Novell, Inc.                                              --     88,692       88,692
    61,500         --       61,500              Open Solutions, Inc.                               1,362,840         --    1,362,840
        --      8,800        8,800  @           Parametric Technology Corp.                               --     51,480       51,480
        --        532          532  @           Serena Software, Inc.                                     --     12,470       12,470
        --        331          331  @           SPSS, Inc.                                                --      9,559        9,559
        --      1,610        1,610  @,L         Sybase, Inc.                                              --     36,145       36,145
        --        910          910  @,L         Transaction Systems Architects, Inc.                      --     26,481       26,481
                                                                                                ------------------------------------
                                                                                                   1,362,840  3,733,287    5,096,127
                                                                                                ------------------------------------


                                                TELECOMMUNICATIONS: 1.7%
        --     23,100       23,100  L           AT&T Corp.                                                --    575,421      575,421
        --        343          343  @,L         Audiovox Corp.                                            --      4,751        4,751
        --     12,800       12,800              Bellsouth Corp.                                           --    348,928      348,928
        --     79,975       79,975  @           Cisco Systems, Inc.                                       --  1,402,761    1,402,761
        --        495          495              Commonwealth Telephone Enterprises, Inc.                  --     17,157       17,157
        --        301          301  @           Comtech Telecommunications Corp.                          --     13,124       13,124
        --        620          620  @           Ditech Communications Corp.                               --      5,437        5,437
        --      1,493        1,493              Harris Corp.                                              --     66,558       66,558
        --     38,050       38,050              Motorola, Inc.                                                  916,624      916,624
        --     10,200       10,200              QUALCOMM, Inc.                                            --    463,794      463,794
        --     20,500       20,500              Sprint Corp.                                              --    513,320      513,320
        --        760          760              Telephone & Data Systems, Inc.                            --     27,778       27,778
        --     20,003       20,003              Verizon Communications, Inc.                              --    639,696      639,696
                                                                                                ------------------------------------
                                                                                                          --  4,995,349    4,995,349
                                                                                                ------------------------------------

                                                TOYS/GAMES/HOBBIES: 0.0%
        --      5,394        5,394  L           Hasbro, Inc.                                              --    110,146      110,146
        --        480          480  @,L         JAKKS Pacific, Inc.                                       --      9,782        9,782
        --        277          277  @           Lenox Group, Inc.                                         --      3,424        3,424
                                                                                                ------------------------------------
                                                                                                          --    123,352      123,352
                                                                                                ------------------------------------

                                                TRANSPORTATION: 0.6%
        --      8,600        8,600              Burlington Northern Santa Fe Corp.                        --    569,147      569,147
        --        880          880              C.H. Robinson Worldwide, Inc.                             --     35,596       35,596
        --        860          860              CNF, Inc.                                                 --     49,020       49,020
        --        320          320  @           HUB Group, Inc.                                           --     12,976       12,976
        --        567          567              Landstar System, Inc.                                     --     24,404       24,404
        --     10,823       10,823              Norfolk Southern Corp.                                    --    478,810      478,810
        --        675          675              Overseas Shipholding Group, Inc.                          --     34,398       34,398
        --      6,900        6,900              United Parcel Service, Inc.                               --    537,510      537,510
                                                                                                ------------------------------------
                                                                                                          --  1,741,861    1,741,861
                                                                                                ------------------------------------

                                                TRUCKING AND LEASING: 0.0%
        --      1,037        1,037              GATX Corp.                                                --     39,033       39,033
                                                                                                ------------------------------------
                                                                                                          --     39,033       39,033
                                                                                                ------------------------------------

                                                TOTAL COMMON STOCK (Cost $7,303,093,
                                                $77,114,510, and $84,417,603)                     10,098,170  8,265,408   98,363,578
                                                                                                ------------------------------------

PREFERRED STOCK: 14.3%

                                                ADVERTISING: 0.3%
    20,000         --       20,000              Interpublic Group of Cos., Inc.                      721,400         --      721,400
                                                                                                ------------------------------------
                                                                                                     721,400         --      721,400
                                                                                                ------------------------------------

                                                AUTO MANUFACTURERS: 0.6%                                                          --
    85,000         --       85,000  C           General Motors Corp.                               1,844,500         --    1,844,500
                                                                                                ------------------------------------
                                                                                                   1,844,500         --    1,844,500
                                                                                                ------------------------------------

                                                BANKS: 0.1%                                                                       --
        --         20           20  #,C         DG Funding Trust                                          --    215,688      215,688
                                                                                                ------------------------------------
                                                                                                          --    215,688      215,688
                                                                                                ------------------------------------

                                                CHEMICALS: 0.4%                                                                   --
    29,700         --       29,700              Huntsman Corp.                                     1,283,931         --    1,283,931
                                                                                                ------------------------------------
                                                                                                   1,283,931         --    1,283,931
                                                                                                ------------------------------------


                                                DIVERSIFIED FINANCIAL SERVICES: 1.2%                                              --
    95,000         --       95,000  @           Citigroup Funding, Inc.                            3,158,560         --    3,158,560
        --      6,000        6,000  @           Merrill Lynch & Co., Inc.                                 --    150,300      150,300
        --      2,050        2,050  @, C        National Rural Utilities Cooperative
                                                Finance Corp.                                             --     45,941       45,941
                                                                                                ------------------------------------
                                                                                                   3,158,560    196,241    3,354,801
                                                                                                ------------------------------------

                                                ELECTRIC: 0.8%                                                                    --
     1,920         --        1,920  #, C        NRG Energy, Inc.                                   2,356,800         --    2,356,800
                                                                                                ------------------------------------
                                                                                                   2,356,800         --    2,356,800
                                                                                                ------------------------------------

                                                FOOD: 0.4%                                                                        --
    50,000         --       50,000              Alberton's, Inc                                    1,165,500         --    1,165,500
                                                                                                ------------------------------------
                                                                                                   1,165,500         --    1,165,500
                                                                                                ------------------------------------

                                                GAS: 0.6%                                                                         --
     9,500                   9,500  L, C        SEMCO Energy, Inc.                                 1,831,125               1,831,125
                                                                                                ------------------------------------
                                                                                                   1,831,125         --    1,831,125
                                                                                                ------------------------------------


                                                INSURANCE: 4.0%                                                                   --
        --      8,364        8,364  @,@@,C      Aegon NV                                                  --    206,669      206,669
    35,000         --       35,000              Hartford Financial Services Group, Inc.            2,761,850         --    2,761,850
    47,500         --       47,500  @@          IPC Holdings Ltd.                                  1,353,750         --    1,353,750
                6,400               @,C         Metlife, Inc.                                             --    161,151      161,151
    70,000         --       70,000  @@          Reinsurance Group of America                       4,208,750         --    4,208,750
   118,000         --      118,000  C           Travelers Property Casualty Corp.                  2,980,680         --    2,980,680
                                                                                                ------------------------------------
                                                                                                  11,305,030    367,820   11,672,850
                                                                                                ------------------------------------

                                                MEDIA: 0.4%                                                                       --
    25,000         --       25,000  @,C         Comcast Corp.                                      1,062,500         --    1,062,500
                                                                                                ------------------------------------
                                                                                                   1,062,500         --    1,062,500
                                                                                                ------------------------------------

                                                MINING: 0.8%                                                                      --
     1,900         --        1,900              Freeport-McMoRan Copper & Gold, Inc.               2,156,263         --    2,156,263
                                                                                                ------------------------------------
                                                                                                   2,156,263         --    2,156,263
                                                                                                ------------------------------------

                                                OIL AND GAS: 1.6%                                                                 --
    35,000         --       35,000  #           Chesapeake Energy Corp.                            4,571,875         --    4,571,875
                                                                                                ------------------------------------
                                                                                                   4,571,875         --    4,571,875
                                                                                                ------------------------------------

                                                PACKAGING AND CONTAINERS: 0.1%                                                    --
    10,800         --       10,800  C           Owens-Illinois, Inc.                                 394,200         --      394,200
                                                                                                ------------------------------------
                                                                                                     394,200         --      394,200
                                                                                                ------------------------------------

                                                REAL ESTATE INVESTMENT TRUSTS: 0.7%                                               --
    83,000         --       83,000              FelCor Lodging Trust, Inc.                         1,983,700         --    1,983,700
                                                                                                ------------------------------------
                                                                                                   1,983,700         --    1,983,700
                                                                                                ------------------------------------

                                                RETAIL: 0.4%                                                                      --
    52,800         --       52,800              Rite Aid Corp.                                     1,152,096         --    1,152,096
                                                                                                ------------------------------------
                                                                                                   1,152,096         --    1,152,096
                                                                                                ------------------------------------

                                                SAVINGS AND LOANS: 0.6%                                                           --
    39,200         --       39,200              Sovereign Capital Trust                            1,773,800         --    1,773,800
                                                                                                ------------------------------------
                                                                                                   1,773,800               1,773,800
                                                                                                ------------------------------------

                                                SOFTWARE: 0.7%                                                                    --
     2,000         --        2,000  C           Lucent Technologies Capital Trust I                1,932,750         --    1,932,750
                                                                                                ------------------------------------
                                                                                                   1,932,750         --    1,932,750
                                                                                                ------------------------------------

                                                SOVEREIGN: 0.6%                                                                   --
        20         --           20              Fannie Mae                                         1,846,195         --    1,846,195
                                                                                                ------------------------------------
                                                                                                   1,846,195         --    1,846,195
                                                                                                ------------------------------------

                                                TELECOMMUNICATIONS: 0.0%                                                          --

        --         66           66  @,@@,#,C    Centaur Funding Corp.                                     --     84,356       84,356
    51,932         --       51,932  @,X,**,C,I  Winstar Communications, Inc.                               5         --            5
                                                                                                ------------------------------------
                                                                                                           5     84,356       84,361
                                                                                                ------------------------------------


                                                Total Preferred Stock (Cost $40,522,796,
                                                $874,032, and $41,396,828)                        40,540,230    864,105   41,404,335
                                                                                                ------------------------------------

WARRANTS: 0.0%

                                                DISTRIBUTION/WHOLESALE: 0.0%
        --        193          193  @           Timco Aviation Services                                   --         --           --
                                                                                                ------------------------------------
                                                Total Warrants (Cost $ -- )                               --         --           --
                                                                                                ------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL

    AMOUNT                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS: 32.3%
                                                ADVERTISING: 0.7%
$2,000,000         --    2,000,000              Lamar Advertising Co.,
                                                2.875%, due 12/31/10                               2,147,500         --    2,147,500
                                                                                                ------------------------------------
                                                                                                   2,147,500         --    2,147,500
                                                                                                ------------------------------------

                                                AEROSPACE/DEFENSE: 2.6%
 1,900,000         --    1,900,000  C           EDO Corp., 4.000%,
                                                due 11/15/25                                       1,921,375         --    1,921,375
 2,850,000         --    2,850,000  #, C        L-3 Communications Corp.,
                                                3.000%, due 08/01/35                               2,785,875         --    2,785,875
 3,460,000         --    3,460,000  C           Spacehab, Inc., 8.000%,
                                                due 10/15/07                                       2,906,399         --    2,906,399
                                                                                                ------------------------------------
                                                                                                   7,613,649         --    7,613,649
                                                                                                ------------------------------------

                                                AUTO PARTS AND EQUIPMENT: 0.6%
 4,000,000         --    4,000,000  C           Lear Corp., 4.860%,
                                                due 02/20/22                                       1,730,000         --    1,730,000
                                                                                                ------------------------------------
                                                                                                   1,730,000         --    1,730,000
                                                                                                ------------------------------------

                                                BIOTECHNOLOGY: 0.9%
 2,793,000         --    2,793,000  C,L         Millennium Pharmaceuticals,
                                                Inc., 5.500%, due 01/15/07                         2,772,053         --    2,772,053
                                                                                                ------------------------------------
                                                                                                   2,772,053         --           --
                                                                                                ------------------------------------


                                                BUILDING MATERIALS: 0.4%
 1,500,000         --    1,500,000  @@, C       Holcim Capital Corp., Ltd.                         1,039,889         --    1,039,889
                                                                                                ------------------------------------
                                                                                                   1,039,889         --    1,039,889
                                                                                                ------------------------------------


                                                CHEMICALS: 0.2%
   960,000         --      960,000              Hercules, Inc., 6.500%,
                                                due 06/30/29                                         710,400         --      710,400
                                                                                                ------------------------------------
                                                                                                     710,400         --      710,400
                                                                                                ------------------------------------

                                                COMMERCIAL SERVICES: 1.2%
 1,190,000         --    1,190,000  #,C         Euronet Worldwide, Inc.,
                                                3.500%, due 10/15/25                               1,146,863         --    1,146,863
 2,500,000         --    2,500,000  #,C,L       Euronet Worldwide, Inc.,
                                                1.625%, due 12/15/24                               2,487,500         --    2,487,500
                                                                                                ------------------------------------
                                                                                                   3,634,363         --    3,634,363
                                                                                                ------------------------------------

                                                DIVERSIFIED FINANCIAL SERVICES: 1.3%
   980,000         --      980,000  @@,#,L      AngloGold Holdings PLC,
                                                2.375%, due 02/27/09                                 988,575         --      988,575
 2,870,000         --    2,870,000  C,L         Ocwen Financial Corp., 3.250%,
                                                due 08/01/24                                       2,665,513         --    2,665,513
                                                                                                ------------------------------------
                                                                                                   3,654,088         --    3,654,088
                                                                                                ------------------------------------

                                                ELECTRIC: 0.8%
 2,000,000         --    2,000,000  C           Centerpoint Energy, Inc.,
                                                3.750%, due 05/15/23                               2,415,000         --    2,415,000
                                                                                                ------------------------------------
                                                                                                   2,415,000         --    2,415,000
                                                                                                ------------------------------------

                                                ELECTRONICS: 0.5%
 1,500,000         --    1,500,000  @@,L        Flextronics Intl. Ltd., 1.000%,
                                                due 08/01/10                                       1,359,375         --    1,359,375
                                                                                                ------------------------------------
                                                                                                   1,359,375         --    1,359,375
                                                                                                ------------------------------------

                                                ENGINEERING AND CONSTRUCTION: 0.8%
 2,000,000         --    2,000,000  @@          ABB Intl. Finance Ltd.,
                                                4.625%, due 05/16/07                               2,215,000         --    2,215,000
                                                                                                ------------------------------------
                                                                                                   2,215,000         --    2,215,000
                                                                                                ------------------------------------

                                                ENTERTAINMENT: 1.1%
 2,500,000         --    2,500,000  C           International Game Technology,
                                                .000%, due 01/29/33                                1,640,625         --    1,640,625
 1,500,000         --    1,500,000  C           Shuffle Master, Inc., 1.250%,
                                                due 04/15/24                                       1,693,125         --    1,693,125
                                                                                                ------------------------------------


                                                                                -------------------------------------
                                                                                3,333,750             -     3,333,750
                                                                                -------------------------------------

                                           HEALTHCARE-PRODUCTS: 1.0%
2,900,000          -   2,900,000  C,L      Advanced Medical Optics, Inc.,
                                           2.500%, due 07/15/24                 2,968,875             -     2,968,875
                                                                                -------------------------------------
                                                                                2,968,875             -     2,968,875
                                                                                -------------------------------------

                                           INTERNET: 0.7%
2,000,000          -   2,000,000  C        Amazon.Com, Inc., 4.750%,
                                           due 02/01/09                         1,932,500             -     1,932,500
                                                                                -------------------------------------
                                                                                1,932,500             -     1,932,500
                                                                                -------------------------------------

                                           LEISURE TIME: 1.1%
2,000,000          -   2,000,000  @@,C,L   Carnival Corp., 1.132%,
                                           due 04/29/33                         1,650,000             -     1,650,000
2,000,000          -   2,000,000  @@,C,L   Royal Caribbean Cruises Ltd.,
                                           .000%, due 05/18/21                  1,455,000             -     1,455,000
                                                                                -------------------------------------
                                                                                3,105,000             -     3,105,000
                                                                                -------------------------------------

                                           LODGING: 0.4%
1,000,000          -   1,000,000  C        Starwood Hotels & Resorts
                                           Worldwide, Inc., 3.500%,
                                           due 05/16/23                         1,227,500             -     1,227,500
                                                                                -------------------------------------
                                                                                1,227,500             -     1,227,500
                                                                                -------------------------------------

                                           MEDIA: 2.7%
2,460,000          -   2,460,000  L        Citadel Broadcasting Corp.,
                                           1.875%, due 02/15/11                 1,891,125             -     1,891,125
4,000,000          -   4,000,000  C        EchoStar Communications
                                           Corp., 5.750%, due 05/15/08          3,914,999             -     3,914,999
2,000,000          -   2,000,000  C        Liberty Media Corp., 3.500%,
                                           due 01/15/31                         2,107,500             -     2,107,500
                                                                                -------------------------------------
                                                                                7,913,624             -     7,913,624
                                                                                -------------------------------------

                                           MINING: 1.0%
1,985,000          -   1,985,000  @@,C     Inco Ltd., 1.000%, due 03/14/23      2,845,994             -     2,845,994
                                                                                -------------------------------------
                                                                                2,845,994             -     2,845,994
                                                                                -------------------------------------

                                           MISCELLANEOUS MANUFACTURING: 0.9%
2,000,000          -   2,000,000  @@,C     Tyco Intl. Group SA, 2.750%,
                                           due 01/15/18                         2,512,500             -     2,512,500
                                                                                -------------------------------------
                                                                                2,512,500             -     2,512,500
                                                                                -------------------------------------

                                           OIL AND GAS: 0.8%
1,998,000          -   1,998,000  C        Devon Energy Corp., 4.900%,
                                           due 08/15/08                         2,327,670             -     2,327,670
                                                                                -------------------------------------
                                                                                2,327,670             -     2,327,670
                                                                                -------------------------------------

                                           OIL AND GAS SERVICES: 1.3%
2,000,000          -   2,000,000  C,L      Cooper Cameron Corp.,
                                           1.500%, due 05/15/24                 2,547,500             -     2,547,500
1,000,000          -   1,000,000  @@,C     Schlumberger Ltd., 2.125%,
                                           due 06/01/23                         1,288,750             -     1,288,750
                                                                                -------------------------------------
                                                                                3,836,250             -     3,836,250
                                                                                -------------------------------------

                                           PACKAGING AND CONTAINERS: 0.7%
2,000,000          -   2,000,000  #,C      Sealed Air Corp., 3.000%,
                                           due 06/30/33                         1,955,000             -     1,955,000
                                                                                -------------------------------------
                                                                                1,955,000             -     1,955,000
                                                                                -------------------------------------

                                           PHARMACEUTICALS: 2.8%
2,500,000          -   2,500,000  C,L      Abgenix, Inc., 1.750%,
                                           due 12/15/11                         2,996,874             -     2,996,874
1,920,000          -   1,920,000  C,L      Dov Pharmaceutical, Inc.,
                                           2.500%, due 01/15/25                 1,608,000             -     1,608,000
1,920,000          -   1,920,000  #,C      Isolagen, Inc., 3.500%,
                                           due 11/01/24                         1,024,800             -     1,024,800
3,000,000          -   3,000,000  C        NPS Pharmaceuticals, Inc.,
                                           3.000%, due 06/15/08                 2,595,000             -     2,595,000
                                                                                -------------------------------------
                                                                                8,224,674             -     8,224,674
                                                                                -------------------------------------

                                           REAL ESTATE INVESTMENT TRUSTS: 0.7%
1,900,000          -   1,900,000  C        Vornado Realty LP, 3.875%,
                                           due 04/15/25                         2,025,875             -     2,025,875
                                                                                -------------------------------------
                                                                                2,025,875             -     2,025,875
                                                                                -------------------------------------

                                           RETAIL: 1.8%
3,000,000          -   3,000,000  C,L      Costco Wholesale Corp., .000%,
                                           due 08/19/17                         3,416,250             -     3,416,250
2,500,000          -   2,500,000  C,L      Dick's Sporting Goods, Inc.,
                                           1.606%, due 02/18/24                 1,796,875             -     1,796,875
                                                                                -------------------------------------
                                                                                5,213,125             -     5,213,125
                                                                                -------------------------------------


                                           SEMICONDUCTORS: 1.5%
2,000,000          -   2,000,000  C        Cypress Semiconductor Corp.,
                                           1.250%, due 06/15/08                  2,345,000             -     2,345,000
3,000,000          -   3,000,000  C        Pixelworks, Inc., 1.750%,
                                           due 05/15/24                          1,987,500             -     1,987,500
                                                                                --------------------------------------
                                                                                 4,332,500             -     4,332,500
                                                                                --------------------------------------

                                           SOFTWARE: 0.7%
3,690,000              3,690,000  #,+,C,L  Open Solutions, Inc., 1.467%,
                                           due 02/02/35                          1,923,413             -     1,923,413
                                                                                --------------------------------------
                                                                                 1,923,413             -     1,923,413
                                                                                --------------------------------------

                                           TELECOMMUNICATIONS: 1.3%
2,000,000          -   2,000,000  C        Ciena Corp, 3.750%,
                                           due 02/01/08                          1,820,000             -     1,820,000
1,980,000          -   1,980,000  C,L      RF Micro Devices, Inc., 1.500%,
                                           due 07/01/10                          1,853,775             -     1,853,775
                                                                                --------------------------------------
                                                                                 3,673,775             -     3,673,775
                                                                                --------------------------------------

                                           TRANSPORTATION: 1.8%
3,000,000          -   3,000,000  @@,C     OMI Corp., 2.875%,
                                           due 12/01/24                          2,808,750             -     2,808,750
1,500,000          -   1,500,000  C        Yellow Roadway Corp.,
                                           5.000%, due 08/08/23                  2,291,250             -     2,291,250
                                                                                --------------------------------------
                                                                                 5,100,000             -     5,100,000
                                                                                --------------------------------------

                                           Total Convertible Corporate Bonds
                                           ($92,464,455, $-, and $92,464,455)   93,743,342             -    93,743,342
                                                                                --------------------------------------

CORPORATE BONDS/NOTES: 3.2%

                                            AIRLINES: 0.0%
        -     27,695      27,695            United AirLines, Inc., 6.602%,
                                            due 03/01/15                                 -        27,424        27,424
                                                                                --------------------------------------
                                                                                         -        27,424        27,424
                                                                                --------------------------------------

                                            BANKS: 0.7%
        -    100,000     100,000  @@,C      Australia & New Zealand
                                            Banking Group Ltd., 4.588%,
                                            due 10/29/49                                 -        85,464        85,464
        -     91,000      91,000  @@        Banco Santander Chile SA,
                                            7.375%, due 07/18/12                         -       100,895       100,895
        -     89,000      89,000  @@,#      Banco Santander Chile/
                                            Pre-merger with Banco
                                            Santiago SA, 4.148%,
                                            due 12/09/09                                 -        88,811        88,811
        -     60,000      60,000  @@,C      Bank of Ireland, 4.188%,
                                            due 12/29/49                                 -        51,926        51,926
        -     60,000      60,000  @@,C      Bank of Nova Scotia, 4.250%,
                                            due 08/31/85                                 -        50,604        50,604
        -     30,000      30,000  @@,C      Bank of Scotland, 3.750%,
                                            due 11/30/49                                 -        25,950        25,950
        -     11,000      11,000  C         BankAmerica Capital II, 8.000%,
                                            due 12/15/26                                 -        11,706        11,706
        -     49,000      49,000  @@,C      Barclays Bank PLC, 6.278%,
                                            due 12/15/49                                 -        48,075        48,075
        -     88,000      88,000  @@,#,C    Chuo Mitsui Trust &
                                            Banking Co. Ltd., 5.506%,
                                            due 04/15/49                                 -        84,781        84,781
        -     45,000      45,000  @@,#,C    Danske Bank A/S, 5.914%,
                                            due 12/29/49                                 -        46,847        46,847
        -     70,000      70,000  @@,C      Den Norske Bank ASA, 4.186%,
                                            due 08/29/49                                 -        58,975        58,975
        -     86,000      86,000  #,C       Dresdner Funding Trust I,
                                            8.151%, due 06/30/31                         -       103,005       103,005
        -     38,000      38,000  #,C       First Chicago NBD Institutional
                                            Capital A, 7.950%,
                                            due 12/01/26                                 -        40,296        40,296
        -     60,000      60,000  @@,#      First Citizens St. Lucia Ltd.,
                                            5.460%, due 02/01/12                         -        59,332        59,332
        -    171,000     171,000  @@,#,C    HBOS PLC, 5.375%, due 11/29/49               -       169,829       169,829
        -    140,000     140,000  @@,C      HSBC Bank PLC, 3.788%,
                                            due 06/29/49                                 -       117,600       117,600
        -     76,000      76,000  C         Huntington Capital Trust I,
                                            4.943%, due 02/01/27                         -        72,289        72,289
        -     80,000      80,000  @@,C      Lloyds TSB Bank PLC, 4.160%,
                                            due 08/29/49                                 -        69,423        69,423
        -     78,000      78,000  #,C       M & T Bank Corp., 3.850%,
                                            due 04/01/13                                 -        76,067        76,067
        -     52,000      52,000  C         Mellon Capital I, 7.720%,
                                            due 12/01/26                                 -        55,203        55,203
        -     55,000      55,000  @@,C      Mizuho Financial Group
                                            Cayman Ltd., 8.375%,
                                            due 12/31/49                                 -        59,380        59,380
        -     60,000      60,000  @@        National Australia Bank Ltd.,
                                            4.525%, due 10/29/49                         -        51,095        51,095
        -     66,000      66,000            PNC Funding Corp., 4.500%,
                                            due 03/10/10                                 -        64,606        64,606
        -     40,000      40,000  #,C       Rabobank Capital Funding
                                            Trust, 5.254%, due 12/29/49                  -        38,875        38,875
        -    170,000     170,000  @@,C      Royal Bank of Scotland


                                            Group PLC, 3.813%,
                                            due 12/29/49                                   -       147,696       147,696
        -     60,000      60,000  @@,C      Societe Generale, 4.656%,
                                            due 11/29/49                                   -        51,358        51,358
        -     60,000      60,000  @@        Standard Chartered PLC,
                                            4.750%, due 07/29/49                           -        48,300        48,300
        -    130,000     130,000  @@        Standard Chartered PLC,
                                            4.875%, due 11/29/49                           -       104,975       104,975
        -     80,000      80,000  @@,C      Sumitomo Mitsui Banking Corp.,
                                            8.150%, due 08/01/49                           -        84,602        84,602
        -     12,000      12,000            Wachovia Corp., 5.500%,
                                            due 08/01/35                                   -        11,419        11,419
        -     60,000      60,000  @@,C      Westpac Banking Corp.,
                                            4.369%, due 09/30/49                           -        50,304        50,304
                                                                                  --------------------------------------
                                                                                           -     2,129,688     2,129,688
                                                                                  --------------------------------------

                                            BEVERAGES: 0.0%
        -     89,000      89,000  @@        Cia Brasileira de Bebidas,
                                            8.750%, due 09/15/13                           -       105,020       105,020
                                                                                  --------------------------------------
                                                                                           -       105,020       105,020
                                                                                  --------------------------------------

                                            CHEMICALS: 0.1%
        -     21,000      21,000  @@,#      Sociedad Quimica y Minera de
                                            Chile SA, 7.700%, due 09/15/06                 -        21,149        21,149
        -     20,000      20,000            Stauffer Chemical, 5.330%,
                                            due 04/15/10                                   -        15,938        15,938
        -     50,000      50,000            Stauffer Chemical, 7.770%,
                                            due 04/15/17                                   -        26,366        26,366
        -    146,000     146,000            Union Carbide Corp., 7.750%,
                                            due 10/01/96                                   -       153,560       153,560
                                                                                  --------------------------------------
                                                                                           -       217,013       217,013
                                                                                  --------------------------------------

                                            COMMERCIAL SERVICES: 0.0%
        -    100,000     100,000  C         Tulane University of Louisiana,
                                            5.168%, due 11/15/12                           -       100,000       100,000
                                                                                  --------------------------------------
                                                                                           -       100,000       100,000
                                                                                  --------------------------------------

                                            DIVERSIFIED FINANCIAL SERVICES: 1.0%
        -     23,000      23,000  @@,#,I    Alpine III, 4.882%, due 08/16/14               -        23,065        23,065
        -     23,000      23,000  @@,#,I    Alpine III, 5.290%, due 08/16/14               -        23,063        23,063
        -     35,000      35,000  @@,#,I    Alpine III, 7.090%, due 08/16/14               -        35,170        35,170
              60,000      60,000  @@,#,I    Alpine III, 10.340%, due 08/16/14              -        61,725        61,725
        -     27,322      27,322  @@,#,C    Arcel Finance Ltd., 5.984%,
                                            due 02/01/09                                   -        27,658        27,658
        -     47,000      47,000  @@,#      Arcel Finance Ltd., 6.361%,                    -
                                            due 05/01/12                                            46,244        46,244
        -     48,909      48,909  @@,#      Arcel Finance Ltd., 7.048%,
                                            due 09/01/11                                   -        50,601        50,601
        -    100,000     100,000  #,C       Army Hawaii Family Housing
                                            Trust Certificates, 5.524%,
                                            due 06/15/50                                   -       100,629       100,629
        -    100,000     100,000  #,C       Army Hawaii Family Housing
                                            Trust Certificates, 5.624%,
                                            due 06/15/50                                   -       100,774       100,774
        -    106,180     106,180  #         Astoria Depositor Corp.,
                                            7.902%, due 05/01/21                           -       108,621       108,621
        -    176,000     176,000  #         Astoria Depositor Corp.,
                                            8.144%, due 05/01/21                           -       181,362       181,362
        -    176,592     176,592  @@,#      Brazilian Merchant Voucher
                                            Receivables Ltd., 5.911%,
                                            due 06/15/11                                   -       177,916       177,916
        -    125,000     125,000  @@,#,C    BTM Curacao Holdings NV,
                                            4.760%, due 07/21/15                           -       122,350       122,350
        -     77,000      77,000  C         Citigroup Capital II, 7.750%,
                                            due 12/01/36                                   -        81,158        81,158
        -    124,000     124,000  #,C       Corestates Capital Trust I,
                                            8.000%, due 12/15/26                           -       131,736       131,736
        -     65,000      65,000  @@,C      Financiere CSFB NV, 4.188%,
                                            due 03/29/49                                   -        52,650        52,650
        -     75,000      75,000            Fund American Cos., Inc.,
                                            5.875%, due 05/15/13                           -        75,261        75,261
        -    268,000     268,000            General Motors Acceptance
                                            Corp., 7.000%, due 02/01/12                    -       241,645       241,645
        -    144,000     144,000            General Motors Acceptance
                                            Corp., 6.875%, due 09/15/11                    -       130,258
        -     69,000      69,000  L         Goldman Sachs Group, Inc.,
                                            4.070%, due 03/02/10                           -        69,086        69,086
        -     77,000      77,000  #,C       HVB Funding Trust III, 9.000%,
                                            due 10/22/31                                   -       102,302       102,302
        -     37,000      37,000  L         International Lease Finance
                                            Corp., 5.000%, due 04/15/10                    -        36,687        36,687
        -     62,000      62,000  C,L       JPM Capital Trust I, 7.540%,
                                            due 01/15/27                                   -        65,593        65,593
        -     69,000      69,000  C         JPM Capital Trust II, 7.950%,
                                            due 02/01/27                                   -        73,672        73,672
        -    147,000     147,000  #,C       Mangrove Bay Pass-Through
                                            Trust, 6.102%, due 07/15/33                    -       145,379       145,379
        -     60,000      60,000  @@,C      Paribas, 4.045%, due 12/31/49                  -        51,708        51,708


        -     48,000      48,000  @@,#,C    Petroleum Export Ltd., 4.623%,
                                            due 06/15/10                                 -        47,558        47,558
        -     72,000      72,000  @@,#,C    Petroleum Export Ltd., 5.265%,
                                            due 06/15/11                                 -        71,266        71,266
        -    147,123     147,123  @@,#,C    PF Export Receivables Master
                                            Trust, 6.436%, due 06/01/15                  -       146,622       146,622
        -    149,000     149,000  #         Piper Jaffray Equipment Trust
                                            Securities, 7.000%,
                                            due 09/10/13                                 -       139,315       139,315
        -     31,000      31,000  C         Residential Capital Corp.,
                                            6.375%, due 06/30/10                         -        31,278        31,278
        -     31,000      31,000  C         Residential Capital Corp.,
                                            6.875%, due 06/30/15                         -        32,503        32,503
        -    500,000     500,000  #         Toll Road Investors
                                            Partnership II LP, 18.250%,
                                            due 02/15/45                                 -        60,540        60,540
        -     64,000      64,000  #,C       Twin Reefs Pass-Through Trust,
                                            5.100%, due 12/10/49                         -        63,868        63,868
        -     83,000      83,000  @@,C      UFJ Finance Aruba AEC,
                                            8.750%, due 12/31/49                         -        90,015        90,015
                                                                                --------------------------------------
                                                                                         -     2,999,278     2,999,278
                                                                                --------------------------------------

                                            ELECTRIC: 0.4%
        -    113,904     113,904  C         CE Generation LLC, 7.416%,
                                            due 12/15/18                                 -       121,135       121,135
        -    105,000     105,000  C         Consumers Energy Co., 4.250%,
                                            due 04/15/08                                 -       102,723       102,723
        -    144,000     144,000  @@,L      Empresa Nacional de
                                            Electricidad SA/Chile,
                                            8.625%, due 08/01/15                         -       167,493       167,493
        -     97,000      97,000  C         Entergy Gulf States, Inc.,
                                            5.120%, due 08/01/10                         -        94,365        94,365
        -     84,000      84,000  C         Enterprise Capital Trust II,
                                            5.240%, due 06/30/28                         -        83,340        83,340
        -     71,000      71,000  C         FirstEnergy Corp., 6.450%,
                                            due 11/15/11                                 -        74,734        74,734
        -    123,000     123,000  C         FirstEnergy Corp., 7.375%,
                                            due 11/15/31                                 -       141,926       141,926
        -     69,198      69,198  #,C       Juniper Generation LLC,
                                            6.790%, due 12/31/14                         -        67,374        67,374
        -     61,000      61,000  @@        Korea Electric Power Corp.,
                                            0.610%, due 04/01/96                         -        35,304        35,304
        -     79,000      79,000  C         NorthWestern Corp., 5.875%,
                                            due 11/01/14                                 -        78,996        78,996
        -     67,000      67,000  C         Potomac Edison Co., 5.000%,
                                            due 11/01/06                                 -        66,999        66,999
        -     40,000      40,000  #         Power Contract Financing LLC,
                                            6.256%, due 02/01/10                         -        40,632        40,632
        -     18,793      18,793            PPL Montana LLC, 8.903%,
                                            due 07/02/20                                 -        21,624        21,624
        -     21,000      21,000  C         Sierra Pacific Power Co.,
                                            6.250%, due 04/15/12                         -        21,368        21,368
        -     27,253      27,253  #         Tenaska Virginia Partners LP,
                                            6.119%, due 03/30/24                         -        28,173        28,173
                                                                                --------------------------------------
                                                                                         -     1,146,186     1,146,186
                                                                                --------------------------------------

                                            FOOD: 0.1%
        -     24,000      24,000  C         Delhaize America, Inc., 8.050%,
                                            due 04/15/27                                 -        24,356        24,356
        -     31,000      31,000  C         Delhaize America, Inc., 8.125%,
                                            due 04/15/11                                 -        33,658        33,658
        -    147,000     147,000  C         Sara Lee Corp., 6.125%,
                                            due 11/01/32                                 -       136,960       136,960
        -    111,000     111,000  C         Tyson Foods, Inc., 7.250%,
                                            due 10/01/06                                 -       113,008       113,008
                                                                                --------------------------------------
                                                                                         -       307,982       307,982
                                                                                --------------------------------------

                                            FOREST PRODUCTS AND PAPER: 0.0%
        -     58,000      58,000  C         Georgia-Pacific Corp.,
                                            7.250%, due 06/01/28                         -        51,620        51,620
                                                                                --------------------------------------
                                                                                         -        51,620        51,620
                                                                                --------------------------------------

                                            GAS: 0.1%
        -    115,000     115,000  #,C       Williams Gas Pipelines
                                            Central, Inc., 7.375%,
                                            due 11/15/06                                 -       117,950       117,950
                                                                                --------------------------------------
                                                                                         -       117,950       117,950
                                                                                --------------------------------------

                                            HOME BUILDERS: 0.0%
        -      5,000       5,000  C         Technical Olympic USA, Inc.,
                                            9.000%, due 07/01/10                         -         5,013         5,013
                                                                                --------------------------------------
                                                                                         -         5,013         5,013
                                                                                --------------------------------------

                                            INSURANCE: 0.1%
        -     99,000      99,000  L         AON Corp., 8.205%,
                                            due 01/01/27                                 -       113,996       113,996
        -     51,000      51,000            Prudential Financial, Inc.,
                                            4.104%, due 11/15/06                         -        50,648        50,648


        -    110,000     110,000  #,C       Zurich Capital Trust I, 8.376%,
                                            due 06/01/37                                  -       118,896       118,896
                                                                                 --------------------------------------
                                                                                          -       283,540       283,540
                                                                                 --------------------------------------

                                            MEDIA: 0.1%
        -     62,000      62,000  C         Comcast Corp., 5.650%,
                                            due 06/15/35                                  -        56,266        56,266
        -     55,000      55,000  C         COX Communications, Inc.,
                                            6.850%, due 01/15/18                          -        57,602        57,602
                                                                                 --------------------------------------
                                                                                          -       113,868       113,868
                                                                                 --------------------------------------

                                            MINING: 0.0%
        -     69,000      69,000  @@        Vale Overseas Ltd., 8.250%,
                                            due 01/17/34                                  -        76,418        76,418
                                                                                 --------------------------------------
                                                                                          -        76,418        76,418
                                                                                 --------------------------------------

                                            MULTI-NATIONAL: 0.0%
        -     53,000      53,000  @@        Corp Andina de Fomento,
                                            5.125%, due 05/05/15                          -        51,902        51,902
                                                                                 --------------------------------------
                                                                                          -        51,902        51,902
                                                                                 --------------------------------------

                                            OIL AND GAS: 0.2%
        -     55,000      55,000  C         Amerada Hess Corp., 6.650%,
                                            due 08/15/11                                  -        59,100        59,100
        -     54,000      54,000  @@,#,L    Empresa Nacional de Petroleo,
                                            4.875%, due 03/15/14                          -        51,368        51,368
        -     45,000      45,000  @@,#      Empresa Nacional de Petroleo,
                                            6.750%, due 11/15/12                          -        48,268        48,268
        -     61,000      61,000  @@,C      Husky Oil Co., 8.900%,
                                            due 08/15/28                                  -        65,776        65,776
        -    109,000     109,000  #,C       Pemex Project Funding Master
                                            Trust, 5.170%, due 06/15/10                   -       113,034       113,034
        -     28,000      28,000  #,C       Pemex Project Funding Master
                                            Trust, 5.750%, due 12/15/15                   -        27,545        27,545
        -     89,000      89,000  @@,#,C    Ras Laffan Liquefied Natural
                                            Gas Co. Ltd. II, 5.298%,
                                            due 09/30/20                                  -        87,699        87,699
        -     76,000      76,000  @@,#      Tengizchevroil Finance Co.
                                            SARL, 6.124%, due 11/15/14                    -        77,330        77,330
                                                                                 --------------------------------------
                                                                                          -       530,120       530,120
                                                                                 --------------------------------------

                                            PHARMACEUTICALS: 0.0%
        -     83,000      83,000  #,C       AmerisourceBergen Corp.,
                                            5.625%, due 09/15/12                          -        83,208        83,208
        -     26,000      26,000  #,C       AmerisourceBergen Corp.,
                                            5.875%, due 09/15/15                          -        26,260        26,260
                                                                                 --------------------------------------
                                                                                          -       109,468       109,468
                                                                                 --------------------------------------

                                            REAL ESTATE: 0.1%
        -     75,000      75,000  C         EOP Operating LP, 7.750%,
                                            due 11/15/07                                  -        78,734        78,734
        -     14,000      14,000  C         Liberty Property LP, 6.375%,
                                            due 08/15/12                                  -        14,679        14,679
        -     71,000      71,000  C         Liberty Property LP, 7.750%,
                                            due 04/15/09                                  -        76,718        76,718
                                                                                 --------------------------------------
                                                                                          -       170,131       170,131
                                                                                 --------------------------------------

                                            REAL ESTATE INVESTMENT TRUSTS: 0.1%
        -     99,000      99,000  C         Simon Property Group LP,
                                            6.375%, due 11/15/07                          -       101,341       101,341
        -     63,000      63,000  C         Simon Property Group LP,
                                            4.875%, due 03/18/10                          -        61,974        61,974
                                                                                 --------------------------------------
                                                                                          -       163,315       163,315
                                                                                 --------------------------------------

                                            RETAIL: 0.0%
        -     84,000      84,000  C         May Department Stores Co.,
                                            3.950%, due 07/15/07                          -        82,561        82,561
                                                                                 --------------------------------------
                                                                                          -        82,561        82,561
                                                                                 --------------------------------------

                                            SAVINGS AND LOANS: 0.0%
        -     56,000      56,000  C         Great Western Financial,
                                            8.206%, due 02/01/27                          -        59,922        59,922
                                                                                 --------------------------------------
                                                                                          -        59,922        59,922
                                                                                 --------------------------------------

                                            TELECOMMUNICATIONS: 0.2%
        -     59,000      59,000  C         AT&T Corp., 9.750%,
                                            due 11/15/31                                  -        72,865        72,865
        -     69,000      69,000  C         BellSouth Corp., 4.200%,
                                            due 09/15/09                                  -        66,999        66,999
        -     52,000      52,000  @@,+      Deutsche Telekom International
                                            Finance BV, 8.500%,
                                            due 06/15/10                                  -        57,941        57,941
        -     22,000      22,000  C         New Cingular Wireless
                                            Services, Inc., 8.125%,
                                            due 05/01/12                                  -        25,359        25,359
        -     37,000      37,000  C,+       Sprint Capital Corp., 4.780%,
                                            due 08/17/06                                  -        36,971        36,971
        -     54,000      54,000  @@,C,L    Telefonos de Mexico SA de CV,


                                            4.750%, due 01/27/10                            -        53,214        53,214
        -     91,000      91,000  C         Verizon Global Funding Corp.,
                                            5.850%, due 09/15/35                            -        86,485        86,485
                                                                                   --------------------------------------
                                                                                            -       399,834       399,834
                                                                                   --------------------------------------

                                            TRANSPORTATION: 0.0%
        -     55,000      55,000  @@,#      MISC Capital Ltd., 5.000%,
                                            due 07/01/09                                    -        54,774        54,774
                                                                                   --------------------------------------
                                                                                            -        54,774        54,774
                                                                                   --------------------------------------

                                            Total Corporate Bonds/Notes
                                            (Cost $-, $9,357,735, and $9,357,735)           -     9,303,027     9,303,027

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.7%

                                            FEDERAL HOME LOAN BANK: 0.2%
        -    490,000     490,000  L         3.250%, due 12/17/07                            -       476,418       476,418
        -    240,000     240,000            4.125%, due 10/19/07                            -       237,604       237,604
                                                                                   --------------------------------------
                                                                                            -       714,022       714,022
                                                                                   --------------------------------------

                                            FEDERAL HOME LOAN
                                            MORTGAGE CORPORATION: 1.6%
        -    241,000     241,000            3.875%, due 06/15/08                            -       236,317       236,317
        -    240,000     240,000  L         4.000%, due 08/17/07                            -       237,374       237,374
        -    157,143     157,143  C         4.500%, due 12/15/16                            -       154,865       154,865
        -     93,000      93,000            4.500%, due 12/15/18                            -        89,854        89,854
        -    271,000     271,000  C         4.500%, due 02/15/20                            -       254,737       254,737
        -     17,000      17,000            4.500%, due 12/15/35                            -        15,884        15,884
        -    478,000     478,000            4.625%, due 12/19/08                            -       476,920       476,920
        -    272,235     272,235  C         5.000%, due 08/15/16                            -       269,171       269,171
        -     61,000      61,000  C         5.000%, due 05/15/20                            -        59,776        59,776
        -    330,639     330,639  C         5.000%, due 08/15/21                            -       328,246       328,246
        -    281,000     281,000  C         5.000%, due 04/15/23                            -       267,835       267,835
        -     57,098      57,098            5.038%, due 04/01/35                            -        55,993        55,993
        -    188,609     188,609            5.223%, due 06/01/35                            -       185,913       185,913
        -    158,186     158,186  C         5.500%, due 11/15/18                            -       159,551       159,551
        -    554,000     554,000            5.500%, due 12/15/18                            -       556,240       556,240
        -     82,000      82,000            5.500%, due 12/15/33                            -        80,768        80,768
        -    183,000     183,000            5.875%, due 03/21/11                            -       190,477       190,477
        -     29,000      29,000            6.000%, due 11/15/20                            -        29,616        29,616
        -    204,000     204,000  C         6.000%, due 01/15/29                            -       207,240       207,240
        -    259,640     259,640  C         6.000%, due 01/15/29                            -       263,068       263,068
        -    348,205     348,205  C         6.000%, due 01/15/29                            -       355,697       355,697
        -      6,948       6,948            6.500%, due 11/01/28                            -         7,140         7,140
                                                                                   --------------------------------------
                                                                                            -     4,482,682     4,482,682
                                                                                   --------------------------------------

                                            FEDERAL NATIONAL MORTGAGE
                                            ASSOCIATION: 3.8%
             483,000                        3.875%, due 07/15/08                            -       473,664       473,664
              81,194              C         4.178%, due 04/25/35                            -        81,304        81,304
             144,000              L         4.250%, due 09/15/07                            -       142,963       142,963
             156,918                        4.639%, due 08/01/35                            -       154,115       154,115
             224,000              C         4.750%, due 12/25/42                            -       223,057       223,057
             202,272                        4.821%, due 08/01/35                            -       199,530       199,530
             574,000                        5.000%, due 12/01/17                            -       565,569       565,569
           3,860,000                        5.000%, due 12/15/35                            -     3,708,957     3,708,957
             235,000                        5.250%, due 08/01/12                            -       237,152       237,152
              50,395                        5.309%, due 08/01/35                            -        49,817        49,817
             557,070                        5.500%, due 12/15/19                            -       559,336       559,336
             177,246                        5.500%, due 11/01/32                            -       175,120       175,120
             467,781              L         5.500%, due 11/01/33                            -       461,995       461,995
             332,302                        5.500%, due 11/01/33                            -       328,316       328,316
             619,000                        5.500%, due 12/01/33                            -       609,715       609,715
              57,965                        5.107%, due 07/01/35                            -        57,098        57,098
               8,771                        6.000%, due 08/01/16                            -         8,965         8,965
             314,653                        6.000%, due 07/25/29                            -       320,079       320,079
             133,452                        6.000%, due 07/25/29                            -       135,785       135,785
             222,131                        6.000%, due 04/25/31                            -       227,151       227,151
             869,000                        6.000%, due 12/15/34                            -       873,028       873,028
             173,547                        6.500%, due 04/01/30                            -       178,385       178,385
             828,000                        6.500%, due 12/15/35                            -       847,747       847,747
             215,000                        6.625%, due 11/15/10                            -       232,199       232,199
             133,005                        7.000%, due 06/01/31                            -       139,158       139,158
               7,718                        7.000%, due 08/01/35                            -         8,060         8,060
               9,757                        7.500%, due 10/01/30                            -        10,253        10,253
              88,116              C         7.500%, due 01/25/48                            -        91,613        91,613
                                                                                   --------------------------------------
                                                                                            -    11,100,131    11,100,131
                                                                                   --------------------------------------

                                            GOVERNMENT NATIONAL
                                            MORTGAGE ASSOCIATION: 0.1%
        -     12,538      12,538            4.375%, due 04/20/28                            -        12,625        12,625
        -    111,043     111,043            6.500%, due 01/15/32                            -       115,413       115,413
        -    137,479     137,479            7.500%, due 12/15/23                            -       146,219       146,219
                                                                                   --------------------------------------
                                                                                            -       274,257       274,257
                                                                                   --------------------------------------

                                            Total U.S. Government Agency
                                            Obligations
                                            (Cost $-, $16,709,595, $16,709,595)             -    16,571,092    16,571,092
                                                                                   --------------------------------------


U.S. TREASURY OBLIGATIONS: 5.0%

                                            U.S. TREASURY NOTES: 4.0%
        -  1,219,000   1,219,000  L         4.250%, due 11/30/07                              -     1,215,477     1,215,477
        -  3,803,000   3,803,000            4.250%, due 10/15/10                              -     3,772,402     3,772,402
        -  1,823,000   1,823,000  L         4.375%, due 11/15/08                              -     1,821,718     1,821,718
        -  3,445,000   3,445,000  L         4.500%, due 11/15/10                              -     3,457,247     3,457,247
        -  1,295,000   1,295,000            4.500%, due 11/15/15                              -     1,295,607     1,295,607
                                                                                     --------------------------------------
                                                                                              -    11,562,451    11,562,451
                                                                                     --------------------------------------

                                            U.S. TREASURY BONDS: 0.9%
        -  1,164,000   1,164,000  L         5.375%, due 02/15/31                              -     1,279,309     1,279,309
        -    336,000     336,000  L         6.000%, due 02/15/26                              -       387,411       387,411
        -    406,000     406,000  L         7.250%, due 05/15/16                              -       493,354       493,354
        -    354,000     354,000  L         9.250%, due 02/15/16                              -       486,418       486,418
                                                                                     --------------------------------------
                                                                                              -     2,646,492     2,646,492
                                                                                     --------------------------------------

                                            U.S. TREASURY STRIP: 0.1%
        -    374,000     374,000            4.780%, due 05/15/16                              -       229,634       229,634
                                                                                     --------------------------------------
                                                                                              -       229,634       229,634
                                                                                     --------------------------------------

                                            Total U.S. Treasury Obligations
                                            (Cost $-, $14,496,163, and $14,496,163)           -    14,438,577    14,438,577
                                                                                     --------------------------------------

ASSET-BACKED SECURITIES: 0.9%

                                            AUTOMOBILE ASSET-BACKED
                                            SECURITIES: 0.1%
        -     48,489      48,489  C         Capital Auto Receivables Asset
                                            Trust, 2.750%, due 04/16/07                       -        48,187        48,187
        -     25,000      25,000  C         Honda Auto Receivables Owner
                                            Trust, 2.790%, due 03/16/09                       -        24,435        24,435
        -     70,000      70,000  C         Honda Auto Receivables Owner
                                            Trust, 3.820%, due 05/21/10                       -        68,365        68,365
        -     48,493      48,493  C         Household Automotive Trust,
                                            2.310%, due 04/17/08                              -        48,224        48,224
        -    150,000     150,000  C         Nissan Auto Receivables Owner
                                            Trust, 2.610%, due 07/15/08                       -       148,036       148,036
                                                                                     --------------------------------------
                                                                                              -       337,247       337,247
                                                                                     --------------------------------------

                                            CREDIT CARD ASSET-BACKED
                                            SECURITIES: 0.2%
        -     50,000      50,000  C         Citibank Credit Card Issuance
                                            Trust, 3.100%, due 03/10/10                       -        48,192        48,192
        -    150,000     150,000  C         Citibank Credit Card Issuance
                                            Trust, 5.650%, due 06/16/08                       -       150,799       150,799
        -    120,000     120,000  C         Fleet Credit Card Master Trust II,
                                            2.400%, due 07/15/08                              -       119,753       119,753
        -     45,000      45,000  C         MBNA Master Credit Card Trust
                                            USA, 5.900%, due 08/15/11                         -        46,517        46,517
                                                                                     --------------------------------------
                                                                                              -       365,261       365,261
                                                                                     --------------------------------------

                                            HOME EQUITY ASSET-BACKED
                                            SECURITIES: 0.3%
        -     42,033      42,033  C         Bayview Financial Acquisition
                                            Trust, 4.570%, due 09/28/43                       -        42,138        42,138
        -      7,912       7,912  C         Centex Home Equity, 4.471%,
                                            due 01/25/34                                      -         7,918         7,918
        -    415,000     415,000  C         GSAA Trust, 5.242%,
                                            due 06/25/34                                      -       411,331       411,331
        -     36,696      36,696  C         GMAC Mortgage Corp Loan
                                            Trust, 4.421%, due 12/25/20                       -        36,721        36,721
        -     49,294      49,294  C         Merrill Lynch Mortgage
                                            Investors, Inc., 4.551%,
                                            due 07/25/34                                      -        49,504        49,504
        -    156,514     156,514  C         New Century Home Equity
                                            Loan Trust, 4.441%,
                                            due 04/25/34                                      -       156,620       156,620
        -     29,000      29,000  C         Renaissance Home Equity
                                            Loan Trust, 4.456%,
                                            due 05/25/35                                      -        28,542        28,542
        -    126,772     126,772  C         Saxon Asset Securities Trust,
                                            3.960%, due 06/25/33                              -       126,428       126,428
        -     75,000      75,000  C         Wells Fargo Home Equity Trust,
                                            3.970%, due 09/25/24                              -        73,415        73,415
                                                                                     --------------------------------------
                                                                                              -       932,617       932,617
                                                                                     --------------------------------------

                                            OTHER ASSET-BACKED
                                            SECURITIES: 0.3%
        -     30,252      30,252  C         Amortizing Residential
                                            Collateral Trust, 4.691%,
                                            due 05/25/32                                      -        30,281        30,281
        -      1,392       1,392  C         Chase Funding Mortgage Loan,
                                            2.734%, due 09/25/24                              -         1,383         1,383
        -      2,000       2,000  C         Chase Funding Mortgage Loan,
                                            4.045%, due 05/25/33                              -         1,973         1,973
        -     32,760      32,760  C         Chase Funding Mortgage Loan
                                            Asset-Backed Certificates,


                                            4.491%, due 07/25/33                            -        32,840        32,840
        -     29,000      29,000  C         Popular ABS Mortgage
                                            Pass-Through Trust, 3.735%,
                                            due 12/25/34                                    -        28,604        28,604
        -     29,000      29,000  C         Popular ABS Mortgage
                                            Pass-Through Trust, 4.000%,
                                            due 12/25/34                                    -        28,426        28,426
        -    340,000     340,000  C, L      PP&L Transition Bond Co. LLC,
                                            7.050%, due 06/25/09                            -       346,893       346,893
        -     20,700      20,700  C         Residential Asset Mortgage
                                            Products, Inc., 4.501%,
                                            due 06/25/33                                    -        20,741        20,741
        -    369,611     369,611  C         Structured Asset Securities
                                            Corp., 6.000%, due 03/25/34                     -       369,930       369,930
                                                                                   --------------------------------------
                                                                                            -       861,071       861,071
                                                                                   --------------------------------------


                                            Total Asset-Backed Securities          --------------------------------------
                                            (Cost $-, $2,517,084, and $2,517,084)           -     2,496,196     2,496,196
                                                                                   --------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%

                                             COMMERCIAL MORTGAGE-BACKED
                                             SECURITIES: 0.9%
        -      59,000      59,000  C         Bear Stearns Commercial
                                             Mortgage Securities,
                                             3.880%, due 08/13/39                           -        56,660        56,660
        -     125,000     125,000  C         Bear Stearns Commercial
                                             Mortgage Securities,
                                             4.170%, due 01/12/41                           -       122,014       122,014
        -     280,000     280,000  C         Chase Manhattan Bank-First
                                             Union National Bank,
                                             7.439%, due 08/15/31                           -       300,816       300,816
        -      76,000      76,000  C         Commercial Mortgage
                                             Pass-Through Certificate,
                                             3.600%, due 03/10/39                           -        72,943        72,943
        -     113,873     113,873  C         CS First Boston Mortgage
                                             Securities Corp., 3.727%,
                                             due 03/15/35                                   -       109,506       109,506
        -      90,000      90,000  C         DLJ Commercial Mortgage
                                             Corp., 6.460%, due 03/10/32                    -        93,764        93,764
        -     244,197     244,197  C         GE Capital Commercial
                                             Mortgage Corp., 3.752%,
                                             due 07/10/39                                   -       238,373       238,373
        -      17,000      17,000  C         JP Morgan Chase Commercial
                                             Mortgage Securities Corp.,
                                             4.223%, due 01/15/42                           -        16,500        16,500
        -     164,517     164,517  C         JP Morgan Chase Commercial
                                             Mortgage Securities Corp.,
                                             4.275%, due 01/12/37                           -       160,195       160,195
        -     397,001     397,001  C         JP Morgan Chase Commercial
                                             Mortgage Securities Corp.,
                                             6.244%, due 04/15/35                           -       405,846       405,846
        -     180,000     180,000  C         LB-UBS Commercial Mortgage
                                             Trust, 6.226%, due 03/15/26                    -       186,755       186,755
        -     200,000     200,000  C         LB-UBS Commercial Mortgage
                                             Trust, 7.370%, due 08/15/26                    -       217,264       217,264
        -     358,355     358,355  C         Mortgage Capital Funding, Inc.,                                            -
                                             6.663%, due 03/18/30                           -       368,608
        -      55,659      55,659  C         Prudential Commercial
                                             Mortgage Trust, 3.669%,
                                             due 02/11/36                                   -        53,372        53,372
                                                                                   --------------------------------------
                                                                                                  2,402,616     2,402,616
                                                                                   --------------------------------------

                                             WHOLE LOAN COLLATERAL PAC: 0.0%
        -      79,432      79,432  C         MASTR Alternative Loans Trust,
                                             8.500%, due 05/25/33                           -        81,162        81,162
                                                                                   --------------------------------------
                                                                                            -        81,162        81,162
                                                                                   --------------------------------------

                                             WHOLE LOAN COLLATERALIZED
                                             MORTGAGE OBLIGATIONS: 1.6%
        -     583,612     583,612  C         Banc of America Funding Corp.,
                                             4.400%, due 12/31/49                           -       584,158       584,158
        -     340,545     340,545  C         Banc of America Funding Corp.,
                                             5.278%, due 09/20/35                           -       335,062       335,062
        -     286,803     286,803  C         Banc of America Funding Corp.,
                                             5.750%, due 09/20/34                           -       282,928       282,928
        -      49,427      49,427  C         Banc of America Mortgage
                                             Securities, 5.500%,
                                             due 12/01/49                                   -        49,134        49,134
        -      98,548      98,548  C         Bank of America Mortgage
                                             Securities, 5.250%,
                                             due 11/25/19                                   -        97,123        97,123
        -      89,514      89,514  C         Bank of America Mortgage
                                             Securities, 5.500%,
                                             due 11/25/33                                   -        85,317        85,317
        -      78,751      78,751  C         Bear Stearns Alt-A Trust,
                                             4.511%, due 07/25/34                           -        78,888        78,888
        -      63,408      63,408  C         Citigroup Mortgage Loan


                                             Trust, Inc., 4.157%,
                                             due 12/25/34                                    -        63,451        63,451
        -      75,162      75,162  C         Countrywide Alternative Loan
                                             Trust, 4.491%, due 02/25/35                     -        75,287        75,287
        -     177,800     177,800  C         Countrywide Alternative Loan
                                             Trust, 5.414%, due 10/25/35                     -       176,357       176,357
        -     245,561     245,561  C         Countrywide Alternative Loan
                                             Trust, 5.500%, due 02/25/25                     -       244,036       244,036
        -     161,927     161,927  C         Countrywide Home Loan
                                             Mortgage Pass Through
                                             Trust, 5.000%, due 11/25/18                     -       158,690       158,690
        -      55,855      55,855  C         First Horizon Asset Securities,
                                             Inc., 5.403%, due 10/25/35                      -        55,660        55,660
        -     314,842     314,842  C         GMAC Mortgage Corp. Loan
                                             Trust, 5.264%, due 03/18/35                     -       311,447       311,447
        -      68,444      68,444  #,C       GSMPS Mortgage Loan Trust,
                                             4.541%, due 01/25/35                            -        68,624        68,624
        -      40,479      40,479  C         GSR Mortgage Loan Trust,
                                             4.500%, due 08/25/19                            -        39,624        39,624
        -      91,427      91,427  C         Harborview Mortgage Loan
                                             Trust, 4.347%, due 01/19/35                     -        91,297        91,297
        -     106,356     106,356  C         Homebanc Mortgage Trust,
                                             4.621%, due 08/25/29                            -       106,918       106,918
        -     239,936     239,936  C         MASTR Adjustable Rate
                                             Mortgages Trust, 5.363%,
                                             due 06/30/19                                    -       235,363       235,363
        -     257,369     257,369  C         MASTR Alternative Loans Trust,
                                             5.500%, due 01/25/20                            -       256,568       256,568
        -      58,333      58,333  C         MASTR Alternative Loans Trust,
                                             6.500%, due 05/25/33                            -        59,043        59,043
        -     160,699     160,699  C         MLCC Mortgage Investors, Inc.,
                                             4.521%, due 11/25/29                            -       160,946       160,946
        -      65,826      65,826  C         MLCC Mortgage Investors, Inc.,
                                             4.511%, due 01/25/29                            -        65,906        65,906
        -      92,697      92,697  C         QFA Royalties LLC, 7.300%,
                                             due 02/20/25                                    -        91,741        91,741
        -      53,759      53,759  C         Sequoia Mortgage Trust,
                                             4.429%, due 01/20/35                            -        53,813        53,813
        -      91,594      91,594  C         Structured Asset Mortgage
                                             Investments, Inc., 4.399%,
                                             due 09/13/35                                    -        91,293        91,293
        -      55,569      55,569  C         Thornburg Mortgage Securities
                                             Trust, 4.541%, due 12/25/33                     -        55,691        55,691
        -     107,243     107,243  C         Washington Mutual, Inc.,
                                             4.288%, due 01/25/45                            -       107,313       107,313
        -     112,959     112,959  C         Washington Mutual, Inc.,
                                             4.295%, due 06/25/44                            -       113,074       113,074
        -     116,859     116,859  C         Washington Mutual, Inc.,
                                             4.348%, due 01/25/45                            -       116,944       116,944
        -     187,733     187,733  C         Washington Mutual, Inc.,
                                             6.000%, due 06/25/34                            -       187,498       187,498
        -     200,000     200,000  C         Wells Fargo Mortgage Backed
                                             Securities Trust, 4.500%,
                                             due 08/25/18                                    -       189,800       189,800
                                                                                                   ---------
                                                                                             -     4,688,994     4,688,994
                                                                                                   ---------
                                             Total Collateralized Mortgage
                                             Obligations
                                             (Cost $-, $7,335,837, and $7,335,837)           -     7,172,772     7,172,772
                                                                                   ---------------------------------------

OTHER BONDS: 0.0%

                                             SOVEREIGN: 0.0%
        -      27,000      27,000  @@,L      Mexico Government Intl. Bond,
                                             6.625%, due 03/03/15                            -        29,228        29,228
        -      33,898      33,898  @@        Uruguay Government Intl.
                                             Bond, 10.500%, due 10/20/06                     -        52,153        52,153
                                                                                                   ---------
                                             Total Other Bonds
                                             (Cost $-, $63,847, and $63,847)                 -        81,381        81,381
                                                                                                   -----------------------

MUNICIPAL BONDS: 0.1%

                                             MUNICIPAL: 0.1%
        -      50,000      50,000            City of New York, 5.000%,
                                             due 11/01/08                                    -        52,082        52,082
        -      50,000      50,000            City of New York, 5.000%,
                                             due 11/01/11                                    -        53,418        53,418
        -      50,000      50,000  C         City of New York, 5.000%,
                                             due 11/01/15                                    -        53,481        53,481
        -      20,000      20,000  C         City of New York, 5.000%,
                                             due 04/01/35                                    -        20,387        20,387

                                             Total Municipal Bonds
                                             (Cost $-, $182,753, and $182,753)               -       179,368       179,368
                                                                                   ---------------------------------------

                                             Total Long-Term Investments
                                             (Cost $140,290,344,
                                              $128,651,554, and $268,941,898)      144,381,742   139,371,926   283,753,668
                                                                                   ---------------------------------------


SHORT-TERM INVESTMENTS: 23.9%

                                       COMMERCIAL PAPER: 1.7%
         -   1,981,000   1,981,000     Monument Gardens, 4.070%,
                                       due 12/01/05                                                   -     1,980,776     1,980,776
         -   1,300,000   1,300,000  S  General Mills, 4.100%,
                                       due 12/01/05                                                   -     1,299,852     1,299,852
         -     400,000     400,000     Fortune Brands, Inc., 4.150%,
                                       due 12/06/05                                                   -       399,723       399,723
         -   1,300,000   1,300,000     Daimler Chrysler, 4.200%,
                                       due 12/14/05                                                   -     1,297,882     1,297,882

                                       Total Commercial Paper

                                       (Cost $-, $4,978,802, and $4,978,802)                          -     4,978,233     4,978,233
                                                                                             --------------------------------------

                                       REPURCHASE AGREEMENT: 3.9%
 3,870,000           -   3,870,000     Repurchase Agreement:
                                       Morgan Stanley Repurchase
                                       Agreement dated 11/30/05,
                                       4.020%, due 12/01/05, $3,870,432
                                       To be received upon repurchase
                                       (Collateralized by $12,880,000
                                       Resolution Funding Corporation,
                                       8.875%, Market Value plus accrued
                                       interest $3,947,462, due 12/01/05)                     3,870,000             -     3,870,000

         -   7,305,000   7,305,000  S  Morgan Stanley Repurchase
                                       Agreement dated 11/30/05,
                                       4.020%, due 12/01/05,
                                       $7,305,816 to be received
                                       upon repurchase
                                       (Collateralized by $6,995,000
                                       Federal National Mortgage
                                       Association, 6.625%, Market
                                       Value plus accrued interest
                                       $7,550,627, due 09/15/09).                                     -     7,305,000     7,305,000
                                                                                                           ----------
                                       Total Repurchase Agreement
                                       (Cost $3,870,000, $7,305,000,
                                       and $11,175,000)                                       3,870,000     7,305,000    11,175,000
                                                                                             --------------------------------------

                                       SECURITIES LENDING COLLATERALCC: 18.3%
28,047,345           -  28,047,345     The Bank of New York                                  28,047,345             -    28,047,345
                                       Institutional Cash Reserves Fund

         -  25,013,658  25,013,658     The Bank of New York
                                       Institutional Cash Reserves Fund                               -    25,013,658    25,013,658

                                       Total Securities Lending
                                       Collateral
                                       (Cost $28,047,345,$25,013,658,
                                       and $53,061,003)                                      28,047,345    25,013,658    53,061,003
                                                                                             --------------------------------------

                                       Total Short-Term Investments
                                       (Cost $31,917,345,
                                       $37,296,891, and $69,214,236)                         31,917,345    37,296,891    69,214,236
                                                                                             --------------------------------------

                                       Total Investments In Securities
                                       (Cost $268,941,898,
                                       $69,214,805 and $338,156,705)*             121.8%    176,299,087   176,668,817   352,967,904

                                       Other Assets and Liabilities- Net          (21.8)    (27,987,565)  (35,107,686)  (63,095,251)
                                                                               ---------
                                       Net Assets                                 100.0%    148,311,522   141,561,131   289,872,653


                                    @      Non-income producing security
                                    @@     Foreign issuer

                                    STRIP  Separate Trading of Registered Interest and
                                           Principal of Securities
                                    +      Step-up basis bonds. Interest rates shown
                                           reflect the current coupon rates.
                                    #      Securities with purchases pursuant to
                                           Rule 144A, under the Securities Act
                                           of 1933 and may not be resold subject
                                           to that rule except to qualified
                                           institutional buyers. These
                                           securities have been determined to be
                                           liquid under the guidelines
                                           established by the Funds' Board of
                                           Directors/Trustees.

                                    C      Bond may be called prior to maturity date.
                                    cc     Securities purchased with cash collateral
                                           for securities loaned.
                                    I      Illiquid security
                                    S      Segregated securities for futures,
                                           when-issued or delayed delivery securities
                                           held at May 31, 2005.
                                    L      Loaned security, a portion or all of
                                           the security is on loan at 06/30/05.
                                    **     Defaulted security
                                    X      Fair value determined by ING Funds
                                           Valuation Committee appointed by the
                                           Funds' Board of Directors/Trustees.

                                    *      Cost for federal income tax purposes
                                           is $172,306,156, $167,394,629, and
                                           $339,700,785
                                           Net unrealized appreciation consists of:

                                           Gross Unrealized Appreciation                                  $13,119,275   $11,041,977
                                           Gross Unrealized Depreciation                                   (9,126,344)   (1,767,789)
                                                                                                       ----------------------------
                                           Net Unrealized Appreciation                                     $3,992,931    $9,274,188
                                                                                                       ============================

Information concerning open futures contracts for the ING Balanced Fund at November 30, 2005 is shown below:


Short Contracts                     No. of                    Notional                      Expiration       Unrealized
U.S. 2 Year                         Contracts                 Market Value                  Date             Gain/(Loss)
Treasury Note                                               2                      $410,500         $38,722           $3,490
                                                                                                                    --------
                                                                                                                      $3,490
                                                                                                                    ========
Long Contracts
S&P 500                                                     1                      $312,775         $38,701          ($4,419)
U.S. 30 Year
Treasury Bond                                              12                     1,347,375         $38,706          (34,903)
                                                                                                                    --------
                                                                                                                    ($39,322)
                                                                                                                    ========
Information concerning the Credit Default Agreements outstanding for the ING
Balanced Fund at November 30, 2005, is shown below:

                                                                                Termination       Notional   Unrealized Appreciation
                                                                                Date              Principal  (Depreciation)
Georgia Pacific Receive $29,000 in the event of default and pay
2.800%Counterparty:

Citibank N.A.                                                                    12/20/2010         $29,000            ($798)
Sara Lee Corp.
Receive $147,000 in the event of default and pay
0.830%Counterparty:

Morgan Stanley Capital Services, Inc.                                            12/20/2010        $147,000           (1,222)
Universal Corporation Receive $73,000 in the event of default and pay
1.700%Counterparty:

UBS AG                                                                           12/20/2010         $73,000            1,220
                                                                                                                    --------
                                                                                                                       ($800)
                                                                                                                    ========

          NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1 - BASIS OF COMBINATION:

      The Board of Trustees of the ING Convertible Fund ("Convertible") and the Board of Directors of the ING Balanced Fund ("Balanced"), approved an Agreement and Plan of Reorganization dated March 16, 2006 and March 30, 2006, respectively (the "Plan") whereby, subject to approval by the shareholders of Convertible, Balanced will acquire all of the assets of the Convertible, subject to the liabilities of such Fund, in exchange for a number of shares of Balanced equal in value to the net assets of Convertible (the "Merger").

      The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at November 30, 2005. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of Convertible and Balanced at November 30, 2005. The unaudited pro forma statement of operations reflects the results of operations of Convertible and Balanced for the year ended November 30, 2005. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for Convertible and Balanced under accounting principles generally accepted in the United States of America for investment companies. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Balanced for pre-combination periods will not be restated.

      The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

      Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund's valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of Trustees/Directors ("Board") of the Funds. Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - CAPITAL SHARES:

      The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of Convertible by Balanced as of November 30, 2005. The number of additional shares issued was calculated by dividing the net asset value of each Class of Convertible by the respective Class net asset value per share of Balanced, considering Class Q of Convertible converting into Class A of Balanced.

NOTE 4 - UNAUDITED PRO FORMA ADJUSTMENTS:

      The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on November 30, 2005. Convertible expenses were adjusted assuming Balanced's fee structure was in effect for the year ended November 30, 2005. Additionally, adjustments were made for contractual fee changes subsequent to November 30, 2005 for Balanced.

NOTE 5 - MERGER COSTS:

      No merger costs are to be incurred by the Funds. ING Investments, LLC, the Investment Adviser to the Funds, will bear the cost of the merger expense of the Funds carrying out their obligations under the Plan including merger related legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.

NOTE 6 - USE OF ESTIMATES

      Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

NOTE 7 - FEDERAL INCOME TAXES:

      It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

                                                  3 EASY WAYS TO VOTE YOUR PROXY
            VOTE BY PHONE: Call toll free 1-800-XXX-XXXX and follow the recorded instructions.
 VOTE ON THE INTERNET: Log on to PROXYWEB.COM and follow the on-line directions. VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Card, sign and date the Proxy Card and return in the envelope provided.

   PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON JULY 18, 2006. THIS PROXY IS
                  SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING CONVERTIBLE FUND

           The undersigned hereby appoint(s) HUEY P. FALGOUT, JR., THERESA K. KELETY, AND TODD MODIC or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Fund (the "Fund"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on July 18, 2006 at 10:00 a.m., Local time, and at any adjournment(s) or postponement(s) thereof.

           This proxy will be voted as instructed. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED "FOR" THE PROPOSALS.

           TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IF YOU VOTE VIA PHONE OR THE INTERNET, YOU DO NOT NEED TO RETURN YOUR PROXY CARD.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:

1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among ING Convertible Fund and ING Balanced Fund, providing for the reorganization of ING Convertible Fund with and into ING Balanced Fund; and

        For  [  ]               Against [  ]                     Abstain [  ]

2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) or postponement(s) thereof in the discretion of the proxies or their substitutes.

        For  [  ]               Against [  ]                     Abstain [  ]

PLEASE VOTE, DATE AND SIGN THIS PROXY AND RETURN IT
PROMPTLY IN THE ENCLOSED ENVELOPE.

--------------------------------------------               ---------------------
Signature(s) (if held jointly)                             Date

           This Proxy Card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

                                    PART C:
                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 12, Section (d) of the Registrant's form of Articles of Amendment and Restatement provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2006.

Section 9 of the Management Agreement provides the following:

The Manager may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the Investment Company Act of 1940 ("1940 Act") or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager's duties, or by reason of reckless disregard of the Manager's obligations and duties under this Agreement. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission by a Sub-Adviser or any of the Sub-Adviser's stockholders or partners, officers, directors, employees, or agents connected with or arising out of any services rendered under a Sub-Adviser Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager's duties under this Agreement, or by reason of reckless disregard of the Manager's obligations and duties under this Agreement. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a Series shall be enforceable against the assets and property of that Series only, and not against the assets or property of any other series of the Fund.

The Administrative Agreement provides for indemnification of the Administrator.
Section 7 of the Agreement provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Administrator's duties, or by reason of reckless disregard of the Administrator's obligations and duties under this Agreement. The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Fund in that fiscal year of the Fund. The Administrator shall look solely to Fund property for satisfaction of claims of any nature against the Fund or a director, officer, employee or agent of the Fund individually arising in connection with the affairs of the Fund.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights that those provided by statute.

ITEM 16. EXHIBITS

(1) (a) Articles of Amendment and Restatement dated February 21, 2002 - Filed as an Exhibit to Post- Effective Amendment No. 54 to the Registrant's Form N-1A Registration Statement on July 24, 2002, and incorporated herein by reference.

     (b) Articles of Amendment dated February 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Form N-1A Registration Statement on July 24, 2002, and incorporated herein by reference.

     (c) Articles of Amendment dated September 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant's Form N-1A Registration Statement on September 30, 2003, and incorporated herein by reference.

     (d) Articles of Amendment dated October 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

     (e) Articles of Amendment effective February 17, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

     (f) Articles of Amendment effective March 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

     (g) Articles of Amendment effective August 14, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 75 to the Registrant's Registration Statement filed on Form N-1A on May 20, 2005, and incorporated herein by reference.

     (h) Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund - Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant's Registration Statement filed on Form N-1A on February 25, 2005, and incorporated herein by reference.

     (i) Plan of Liquidation and Dissolution of Series with respect to ING Class Principal Protection Fund II - Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant's Registration Statement filed on Form N-1A on February 25, 2005, and incorporated herein by reference.

(2) Amended and Restated By-Laws dated December 2000 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000, and incorporated herein by reference.

(3)  Not Applicable.


(4) Form of Agreement and Plan of Reorganization between ING Series Fund, Inc., on behalf of its ING Balanced Fund series and ING Equity Trust, on behalf of its ING Convertible Fund series - filed as an exhibit to the Registrant's Registration Statement on Form N-14 on April 28, 2006, and incorporated herein by reference.


(5) Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Form N-1A Registration Statement on February 27, 2002, and incorporated herein by reference.

(6) (a) Amended Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

     (b) Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

          (i) First Amendment to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective July 29, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (ii) Amended Schedule A with respect to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

     (c) Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, Inc., on behalf of ING Global Science and Technology Fund, dated April 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

     (d) Sub-Advisory Agreement between ING Investments, LLC and Wellington Management Company LLP on behalf of ING Equity Income Fund, dated March 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant's Form N-1A Registration Statement on March 2, 2004, and incorporated herein by reference.

     (e) Restated Expense Limitation Agreement effective August 1, 2003, (between ING Investments, LLC and) ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

          (i) Schedule A to the Restated Expense Limitation Agreement (between) ING Series Fund (and ING Investments, LLC) Operating Expense Limits - Filed as an Exhibit to Post-Effective Amendment No. 72 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004, and incorporated herein by reference.

(7) (a) Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. and Schedule A to the Underwriting Agreement., dated January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (i) Amended Schedule of Approvals with respect to Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (ii) Amended Schedule of Approvals with respect to Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. - Filed as an Exhibit to Post-Effective Amendment to No. 75 to the Registrant's Form N-1A Registration Statement on May 20, 2005, and incorporated herein by reference.

          (iii) Substitution Agreement with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. dated October 8, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

     (b) Master Selling Dealer Agreement - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000, and incorporated herein by reference.

(8) Directors' Deferred Compensation Plan - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Form N-1A Registration Statement on January 16, 1998, and incorporated herein by reference.

(9) (a) Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (i) Amended Exhibit A dated June 14, 2004 with respect to the Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 72 to the Registrant's Form N-1A Registration Statement on September 27, 2004, and incorporated herein by reference.

     (b) Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the

          Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (i) Amended Exhibit A dated June 14, 2004 with respect to the Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 72 to the Registrant's Form N-1A Registration Statement on September 27, 2004, and incorporated herein by reference.

          (ii) Amended Schedule 2 with respect to the Foreign Custody Manager Agreement between ING Series Fund, Inc. and The Bank of New York
               (BNY) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

     (c)  Securities Lending Agreement and Guaranty with The Bank of New York
          (BNY), dated August 7, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (i) Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty with The Bank of New York (BNY) dated February 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

(10) (a)  Amended and Restated Distribution and Shareholder Services Plan (Class
          A) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class A) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

     (b)  Amended and Restated Distribution and Shareholder Services Plan (Class
          B) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class B) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

     (c)  Amended and Restated Distribution and Shareholder Services Plan (Class
          C) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment

          No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (ii) Amended Schedule 2 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

     (d) Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

     (e)  Amended and Restated Distribution and Shareholder Services Plan (Class
          O) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class O) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

     (f) Shareholder Service and Distribution Plan for Class R Shares approved June 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

     (g) Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. approved June 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant's Form N-1A Registration Statement on September 30, 2003, and incorporated herein by reference.

          (i) Amended Schedule A to the Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

          (ii) Amended Schedule B to the Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

(11) Opinion and Consent of Counsel - filed as an exhibit to the Registrant's Registration Statement on Form N-14 on April 28, 2006, and incorporated herein by reference.


(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - to be filed by subsequent post-effective amendment.

(13) (a) Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc., dated April 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (i) Amended Schedule A with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated - filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

     (b) Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc., dated May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (i) Amended Schedule A with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

     (c) Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

          (i) First Amendment to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated as of November 12, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

          (ii) Second Amendment to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated as of September 26, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

     (d) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF I - Filed as an Exhibit to Post-Effective Amendment

          No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999, and incorporated herein by reference.

     (e) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon Analytical Services, LLC (Russell/Mellon), on behalf of PPF I - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999, and incorporated herein by reference.

     (f) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF II - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999, and incorporated herein by reference.

     (g) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF II - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999, and incorporated herein by reference.

     (h) Custodian Service Agreement between ING Series Fund, Inc., and Mellon Bank N.A., on behalf of PPF III - Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant's Form N-1A Registration Statement on June 28, 2000, and incorporated herein by reference.

     (i) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF III - Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant's Form N-1A Registration Statement on June 28, 2000, and incorporated herein by reference.

     (j) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A. on behalf of PPF IV - Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant's Form N-1A Registration Statement on September 27, 2000, and incorporated herein by reference.

     (k) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF IV - Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant's Form N-1A Registration Statement on September 27, 2000, and incorporated herein by reference.

     (l) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of IPPF - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000, and incorporated herein by reference.

     (m) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of IPPF - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000, and incorporated herein by reference.

     (n) Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation (MBIA) and The Bank of New York
          (BNY),
          dated June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (i) Amendment to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation
               (MBIA) and The Bank of New York (BNY), executed as of September 30, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (ii) Amended Schedule B to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation (MBIA) and The Bank of New York (BNY) - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

     (o) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004, and incorporated herein by reference.

          (i) Amended Exhibit A with respect to the Fund Accounting Agreement with The Bank of New York dated February 25, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

     (p) Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

     (q) Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated March 13, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

          (i) Amended Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated November 3, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

     (r) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. dated January 30, 1998 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

          (i) First Amendment to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. dated as of September 29, 2000
               - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

     (s) Agency Agreement between Aetna Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004, and incorporated herein by reference.

(14) Consent of independent auditors - filed as an exhibit to the Registrant's Registration Statement on Form N-14 on April 28, 2006, and incorporated herein by reference.

(15) Not applicable.

(16) Powers of attorney - filed as an exhibit to the Registrant's
     Registration Statement on Form N-14 on April 28, 2006, and incorporated herein by reference.

(17) Not applicable.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 24th day of May, 2006.

                                        ING SERIES FUND, INC.


                                        By:  /s/ Theresa K. Kelety
                                            ------------------------------------
                                        Theresa K. Kelety
                                        Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            SIGNATURE                          TITLE                    DATE
            ---------                          -----                    ----

                                   President and Chief Executive   May 24, 2006
--------------------------------              Officer
James M. Hennessy*

                                       Senior Vice President,      May 24, 2006
--------------------------------     Chief/Principal Financial
Todd Modic*                                   Officer

                                         Chairman/Director         May 24, 2006
--------------------------------
Sidney Koch*

                                               Director            May 24, 2006
-------------------------------
Albert E. DePrince, Jr.*

                                               Director            May 24, 2006
--------------------------------
Maria T. Fighetti*

                                               Director            May 24, 2006
--------------------------------
J. Scott Fox*

                                               Director            May 24, 2006
--------------------------------
Thomas J. McInerney*

                                               Director            May 24, 2006
--------------------------------
Corine T. Norgaard*

                                               Director            May 24, 2006
--------------------------------
Joseph Obermeyer*

                                               Director            May 24, 2006
--------------------------------
Edward T. O'Dell*

*By: /s/ Theresa K. Kelety
     --------------------------------
     Theresa K. Kelety
     Attorney-in-Fact**

** Executed pursuant to powers of attorney filed as an exhibit to the Registrant's Registration Statement on Form N-14 on April 28, 2006, and incorporated herein by reference.